UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive,

Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Copies to:

Robert Griffith, Esq. Goldman Sachs & Co. LLC 200 West Street New York, NY 10282	Stephen H. Bier, Esq. Dechert LLP 1095 Avenue of the Americas New York, NY 10036

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: August 31

Date of reporting period: February 28, 2026

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Shareholders for the Goldman Sachs Global Managed Beta Fund, Goldman Sachs Strategic Factor Allocation Fund, Goldman Sachs Strategic Volatility Premium Fund, and Goldman Sachs Tactical Tilt Overlay Fund is filed herewith.

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs Global Managed Beta Fund

GGMBX: Institutional Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Global Managed Beta Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$14	0.26%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Asset Allocation (%)

Table Summary
Common Stocks	10.4%
Short-Term Investments	1.4%
Other	85.4%

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$4,816,690,408
# of Portfolio Holdings as of Period End	485
Portfolio Turnover Rate for the Period	14%
Total Net Advisory Fees Paid for the Period	$5,220,036

Goldman Sachs Global Managed Beta Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Global Managed Beta Fund

38147X762-SAR-0226

Institutional Class

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs Strategic Factor Allocation Fund

GSQPX: Class P

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Strategic Factor Allocation Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$39	0.76%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Asset Class Exposure (%)*

Table Summary
Header	Gross	Long	Short	Net
Fixed Income Put Options	13.4	-	13.4	-13.4
Fixed Income Call Options	13.7	-	13.7	-13.7
Developed Markets Equity Volatility	0.1	0.1	-	0.1
Interest Rate Call Options	7.3	7.3	-	7.3
Short-Term Investments	53.6	53.6	-	53.6
Developed Markets Equity Call Options	13.9	13.9	-	13.9
Developed Markets Ex U.S. Equity	0.1	0.1	-	0.1
Developed Markets Equity Put Options	350.0	149.4	200.6	-51.2
Developed Markets Currency	14.4	5.0	9.5	-4.5
Interest Rate Put Options	7.3	7.3	-	7.3
U.S. Equity	51.0	51.0	-	51.0
Cash	114.7	60.3	54.4	5.9
Fixed Income	68.4	65.3	3.2	62.1

* Asset class exposure includes the impact of derivatives. “Gross Exposure” represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets. “Net Exposure” represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Forward foreign currency exchange contracts for individual currency crosses are aggregated by settlement date and counterparty in the determination of gross exposure. Fixed income exposures are duration-adjusted to the 10-year reference rate of each respective country. “Short-term Investments” includes U.S. Treasuries and other short-term investments, including money market funds, repurchase agreements, cash and time deposits.

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$2,386,384,754
# of Portfolio Holdings as of Period End	694
Portfolio Turnover Rate for the Period	13%
Total Net Advisory Fees Paid for the Period	$8,413,609

Goldman Sachs Strategic Factor Allocation Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Strategic Factor Allocation Fund

38150B293-SAR-0226

Class P

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs Strategic Factor Allocation Fund

SFAFX: Institutional Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Strategic Factor Allocation Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$39	0.77%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Asset Class Exposure (%)*

Table Summary
Header	Gross	Long	Short	Net
Fixed Income Put Options	13.4	-	13.4	-13.4
Fixed Income Call Options	13.7	-	13.7	-13.7
Developed Markets Equity Volatility	0.1	0.1	-	0.1
Interest Rate Call Options	7.3	7.3	-	7.3
Short-Term Investments	53.6	53.6	-	53.6
Developed Markets Equity Call Options	13.9	13.9	-	13.9
Developed Markets Ex U.S. Equity	0.1	0.1	-	0.1
Developed Markets Equity Put Options	350.0	149.4	200.6	-51.2
Developed Markets Currency	14.4	5.0	9.5	-4.5
Interest Rate Put Options	7.3	7.3	-	7.3
U.S. Equity	51.0	51.0	-	51.0
Cash	114.7	60.3	54.4	5.9
Fixed Income	68.4	65.3	3.2	62.1

* Asset class exposure includes the impact of derivatives. “Gross Exposure” represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets. “Net Exposure” represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Forward foreign currency exchange contracts for individual currency crosses are aggregated by settlement date and counterparty in the determination of gross exposure. Fixed income exposures are duration-adjusted to the 10-year reference rate of each respective country. “Short-term Investments” includes U.S. Treasuries and other short-term investments, including money market funds, repurchase agreements, cash and time deposits.

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$2,386,384,754
# of Portfolio Holdings as of Period End	694
Portfolio Turnover Rate for the Period	13%
Total Net Advisory Fees Paid for the Period	$8,413,609

Goldman Sachs Strategic Factor Allocation Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Strategic Factor Allocation Fund

38148U338-SAR-0226

Institutional Class

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs Strategic Volatility Premium Fund

SVPBX: Class P

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Strategic Volatility Premium Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$22	0.43%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Asset Class Exposure (%)*

Table Summary
Header	Gross	Long	Short	Net
Developed Markets Equity Put Options	491.8	219.4	272.4	-53.1
Fixed Income Put Options	13.1	-	13.1	-13.1
Fixed Income Call Options	13.4	-	13.4	-13.4
Interest Rate Put Options	0.4	0.4	-	0.4
U.S. Equity	1.0	1.0	-	1.0
Interest Rate Call Options	0.4	0.4	-	0.4
Cash	38.5	22.2	16.3	6.0
Fixed Income	44.0	44.0	-	44.0
Short-Term Investments	93.9	93.9	-	93.9

* Asset class exposure includes the impact of derivatives. “Gross Exposure” represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets. “Net Exposure” represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Forward foreign currency exchange contracts for individual currency crosses are aggregated by settlement date and counterparty in the determination of gross exposure. Fixed income exposures are duration-adjusted to the 10-year reference rate of each respective country. “Short-term Investments” includes U.S. Treasuries and other short-term investments, including money market funds, repurchase agreements, cash and time deposits.

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$531,337,532
# of Portfolio Holdings as of Period End	82
Portfolio Turnover Rate for the Period	0%
Total Net Advisory Fees Paid for the Period	$877,221

Goldman Sachs Strategic Volatility Premium Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Strategic Volatility Premium Fund

38150C515-SAR-0226

Class P

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs Strategic Volatility Premium Fund

SVPFX: Institutional Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Strategic Volatility Premium Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$22	0.44%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Asset Class Exposure (%)*

Table Summary
Header	Gross	Long	Short	Net
Developed Markets Equity Put Options	491.8	219.4	272.4	-53.1
Fixed Income Put Options	13.1	-	13.1	-13.1
Fixed Income Call Options	13.4	-	13.4	-13.4
Interest Rate Put Options	0.4	0.4	-	0.4
U.S. Equity	1.0	1.0	-	1.0
Interest Rate Call Options	0.4	0.4	-	0.4
Cash	38.5	22.2	16.3	6.0
Fixed Income	44.0	44.0	-	44.0
Short-Term Investments	93.9	93.9	-	93.9

* Asset class exposure includes the impact of derivatives. “Gross Exposure” represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets. “Net Exposure” represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Forward foreign currency exchange contracts for individual currency crosses are aggregated by settlement date and counterparty in the determination of gross exposure. Fixed income exposures are duration-adjusted to the 10-year reference rate of each respective country. “Short-term Investments” includes U.S. Treasuries and other short-term investments, including money market funds, repurchase agreements, cash and time deposits.

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$531,337,532
# of Portfolio Holdings as of Period End	82
Portfolio Turnover Rate for the Period	0%
Total Net Advisory Fees Paid for the Period	$877,221

Goldman Sachs Strategic Volatility Premium Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Strategic Volatility Premium Fund

38150C523-SAR-0226

Institutional Class

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs Tactical Tilt Overlay Fund

GSLPX: Class P

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Tactical Tilt Overlay Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$36	0.71%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Asset Class Exposure (%)*

Table Summary
Header	Gross	Long	Short	Net
Trend-Based Rotation Tilt	1.9	1.9	-	1.9
Long Spot Uranium	0.8	0.8	-	0.8
Long Mexico Equities	1.3	1.3	-	1.3
Long South Africa Equities	1.4	1.4	-	1.4
Long U.S. Healthcare Equities	4.2	4.2	-	4.2
Ensemble Timing System Tilt (S&P 500)	0.5	0.5	-	0.5
Long European Healthcare Equities	2.5	2.5	-	2.5
Long Indian Equities	1.8	1.8	-	1.8
U.S. Healthcare Equities Options	1.5	-	1.5	-1.5
Long German Midcap Equities	0.9	0.9	-	0.9
Receive Brazilian Rates	2.1	2.1	-	2.1
EURGBP Options	0.5	0.5	-	0.5
N.A. Tech Software Equity Options	0.3	0.3	-	0.3
Investment Grade Fixed Income	48.7	48.7	-	48.7

* Tilts exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a tilt exposure), divided by the Fund's total net assets. "Net Exposure" represents the net exposure within the Fund to a given tilt position, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Fixed income exposures are duration-adjusted to the 10-year reference rate of each respective country.

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$5,124,343,598
# of Portfolio Holdings as of Period End	241
Portfolio Turnover Rate for the Period	19%
Total Net Advisory Fees Paid for the Period	$16,179,385

Goldman Sachs Tactical Tilt Overlay Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Tactical Tilt Overlay Fund

38150B244-SAR-0226

Class P

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs Tactical Tilt Overlay Fund

TTRFX: Class R6

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Tactical Tilt Overlay Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$36	0.71%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Asset Class Exposure (%)*

Table Summary
Header	Gross	Long	Short	Net
Trend-Based Rotation Tilt	1.9	1.9	-	1.9
Long Spot Uranium	0.8	0.8	-	0.8
Long Mexico Equities	1.3	1.3	-	1.3
Long South Africa Equities	1.4	1.4	-	1.4
Long U.S. Healthcare Equities	4.2	4.2	-	4.2
Ensemble Timing System Tilt (S&P 500)	0.5	0.5	-	0.5
Long European Healthcare Equities	2.5	2.5	-	2.5
Long Indian Equities	1.8	1.8	-	1.8
U.S. Healthcare Equities Options	1.5	-	1.5	-1.5
Long German Midcap Equities	0.9	0.9	-	0.9
Receive Brazilian Rates	2.1	2.1	-	2.1
EURGBP Options	0.5	0.5	-	0.5
N.A. Tech Software Equity Options	0.3	0.3	-	0.3
Investment Grade Fixed Income	48.7	48.7	-	48.7

* Tilts exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a tilt exposure), divided by the Fund's total net assets. "Net Exposure" represents the net exposure within the Fund to a given tilt position, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Fixed income exposures are duration-adjusted to the 10-year reference rate of each respective country.

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$5,124,343,598
# of Portfolio Holdings as of Period End	241
Portfolio Turnover Rate for the Period	19%
Total Net Advisory Fees Paid for the Period	$16,179,385

Goldman Sachs Tactical Tilt Overlay Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Tactical Tilt Overlay Fund

38148U155-SAR-0226

Class R6

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs Tactical Tilt Overlay Fund

TTIFX: Institutional Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Tactical Tilt Overlay Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$36	0.72%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Asset Class Exposure (%)*

Table Summary
Header	Gross	Long	Short	Net
Trend-Based Rotation Tilt	1.9	1.9	-	1.9
Long Spot Uranium	0.8	0.8	-	0.8
Long Mexico Equities	1.3	1.3	-	1.3
Long South Africa Equities	1.4	1.4	-	1.4
Long U.S. Healthcare Equities	4.2	4.2	-	4.2
Ensemble Timing System Tilt (S&P 500)	0.5	0.5	-	0.5
Long European Healthcare Equities	2.5	2.5	-	2.5
Long Indian Equities	1.8	1.8	-	1.8
U.S. Healthcare Equities Options	1.5	-	1.5	-1.5
Long German Midcap Equities	0.9	0.9	-	0.9
Receive Brazilian Rates	2.1	2.1	-	2.1
EURGBP Options	0.5	0.5	-	0.5
N.A. Tech Software Equity Options	0.3	0.3	-	0.3
Investment Grade Fixed Income	48.7	48.7	-	48.7

* Tilts exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a tilt exposure), divided by the Fund's total net assets. "Net Exposure" represents the net exposure within the Fund to a given tilt position, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Fixed income exposures are duration-adjusted to the 10-year reference rate of each respective country.

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$5,124,343,598
# of Portfolio Holdings as of Period End	241
Portfolio Turnover Rate for the Period	19%
Total Net Advisory Fees Paid for the Period	$16,179,385

Goldman Sachs Tactical Tilt Overlay Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Tactical Tilt Overlay Fund

38147X838-SAR-0226

Institutional Class

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b)	Not applicable.

(c)	During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(d)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is available as provided in Item 19(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. Michael Latham is the “audit committee financial expert” and “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

Schedule of Investments is included in Item 7 of this report.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Goldman Sachs Funds Semi-Annual Financial Statements February 28, 2026 Allocation Funds Goldman Sachs Global Managed Beta Fund Goldman Sachs Strategic Factor Allocation Fund Goldman Sachs Strategic Volatility Premium Fund Goldman Sachs Tactical Tilt Overlay Fund

Goldman Sachs Allocation Funds

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Consolidated Schedule of Investments February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – 10.4%

Aerospace & Defense – 0.0%
205	Curtiss-Wright Corp.	$143,568
750	Textron, Inc.	73,987

		217,555

Air Freight & Logistics – 0.1%
13,054	CH Robinson Worldwide, Inc.	2,418,253
37,811	Deutsche Post AG	2,226,506
4,434	Expeditors International of Washington, Inc.	643,063
1,207	FedEx Corp.	467,109
18,896	InPost SA*	339,181

		6,094,112

Automobile Components – 0.1%
4,369	Aisin Corp.	77,552
3,434	Aptiv PLC*	252,536
45,881	Bridgestone Corp.	1,107,571
3,865	Continental AG	333,063
9,650	Sumitomo Electric Industries Ltd.	637,664

		2,408,386

Automobiles – 0.1%
34,696	Rivian Automotive, Inc. Class A*	531,890
37,762	Suzuki Motor Corp.	571,089
5,475	Tesla, Inc.*	2,203,742

		3,306,721

Banks – 0.8%
77,156	AIB Group PLC	800,864
88,197	Banco Bilbao Vizcaya Argentaria SA	2,042,784
32,860	Banco BPM SpA	484,033
29,895	Banco Comercial Portugues SA Class R	31,400
119,327	Banco de Sabadell SA	449,269
130,553	Banco Santander SA	1,646,543
30,158	Bank Hapoalim BM	761,131
43,378	Bank Leumi Le-Israel BM	1,050,160
31,016	Bank of America Corp.	1,545,527
754	Bank of Montreal	108,513
47,414	Bankinter SA	786,757
2,440	BAWAG Group AG(a)	377,914
58,318	BOC Hong Kong Holdings Ltd.	333,565
17,063	BPER Banca SpA	240,314
79,792	CaixaBank SA	983,458
14,952	Canadian Imperial Bank of Commerce	1,510,382
7,390	Citigroup, Inc.	814,304
11,139	Danske Bank AS	581,172
23,787	DBS Group Holdings Ltd.	1,071,490
32,550	DNB Bank ASA	1,030,351
4,837	Erste Group Bank AG	574,124

Shares	Description	Value

Common Stocks – (continued)

Banks – (continued)
4,398	FinecoBank Banca Fineco SpA	$103,503
31,747	HSBC Holdings PLC	593,384
22,966	ING Groep NV	662,636
178,570	Intesa Sanpaolo SpA	1,225,267
34,677	Israel Discount Bank Ltd. Class A	419,694
18,093	JPMorgan Chase & Co.	5,433,328
4,182	KBC Group NV	566,381
12,358	Mizrahi Tefahot Bank Ltd.	925,891
956	National Bank of Canada	133,422
90,626	NatWest Group PLC	752,415
49,950	Nordea Bank Abp	966,559
17,309	Oversea-Chinese Banking Corp. Ltd.	292,923
514	PNC Financial Services Group, Inc.	109,148
1,747	Regions Financial Corp.	48,619
9,203	Royal Bank of Canada	1,538,747
11,823	Skandinaviska Enskilda Banken AB Class A	251,371
16,935	Standard Chartered PLC	417,742
22,028	Svenska Handelsbanken AB Class A	352,168
27,814	Swedbank AB Class A	1,068,421
24,411	Toronto-Dominion Bank	2,378,017
6,985	U.S. Bancorp	381,800
16,821	UniCredit SpA	1,432,264
16,134	Wells Fargo & Co.	1,314,114

		38,591,869

Beverages – 0.1%
308	Coca-Cola Co.	25,121
11,252	Coca-Cola HBC AG Class DI	730,382
580	Heineken Holding NV	50,243
12,592	Kirin Holdings Co. Ltd.	218,568
19,235	Monster Beverage Corp.*	1,640,746
2,806	PepsiCo, Inc.	476,290
2,631	Suntory Beverage & Food Ltd.	82,739

		3,224,089

Biotechnology – 0.3%
8,452	AbbVie, Inc.	1,961,540
1,598	Alnylam Pharmaceuticals, Inc.*	532,006
153	Amgen, Inc.	59,388
3,762	Biogen, Inc.*	721,627
2,118	Genmab AS*	623,595
17,803	Gilead Sciences, Inc.	2,651,757
25,560	Incyte Corp.*	2,588,461
2,114	Natera, Inc.*	439,797
801	Regeneron Pharmaceuticals, Inc.	626,118
3,113	United Therapeutics Corp.*	1,568,641

The accompanying notes are an integral part of these consolidated financial statements.	1

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Consolidated Schedule of Investments (continued) February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Biotechnology – (continued)
1,997	Vertex Pharmaceuticals, Inc.*	$992,169

		12,765,099

Broadline Retail – 0.3%
53,193	Amazon.com, Inc.*	11,170,530
14,388	eBay, Inc.	1,307,294
322	MercadoLibre, Inc.*	565,941
7,271	Next PLC	1,325,064
113,889	Pan Pacific International Holdings Corp.	761,111
24,032	Ryohin Keikaku Co. Ltd.	548,422
257	Sea Ltd. ADR*	27,871
11,614	Wesfarmers Ltd.	657,969

		16,364,202

Building Products – 0.1%
8,040	Allegion PLC	1,295,646
16,392	Builders FirstSource, Inc.*	1,709,522
854	Carlisle Cos., Inc.	337,134
1,423	Daikin Industries Ltd.	180,799
843	Lennox International, Inc.	480,459
16,707	Masco Corp.	1,196,555
14,293	Rockwool AS Class B	473,920
589	Trane Technologies PLC	272,307

		5,946,342

Capital Markets – 0.3%
13,728	3i Group PLC	613,311
3,491	Ameriprise Financial, Inc.	1,641,189
17,997	Bank of New York Mellon Corp.	2,143,443
1,519	Cboe Global Markets, Inc.	455,275
10,773	Charles Schwab Corp.	1,025,590
476	Moody’s Corp.	227,333
10,087	Morgan Stanley	1,679,586
8,791	Northern Trust Corp.	1,257,904
5,115	Raymond James Financial, Inc.	783,004
6,533	Robinhood Markets, Inc. Class A*	495,528
58,943	SBI Holdings, Inc.	1,260,713
17,507	Singapore Exchange Ltd.	251,411
9,850	State Street Corp.	1,266,907
5,825	T. Rowe Price Group, Inc.	551,220

		13,652,414

Chemicals – 0.1%
43,504	Asahi Kasei Corp.	512,713
4,881	CF Industries Holdings, Inc.	485,855
3,437	Corteva, Inc.	275,373
40,632	Mitsubishi Chemical Group Corp.	301,519
10,587	Nitto Denko Corp.	245,517
3,112	RPM International, Inc.	355,142
660	Sherwin-Williams Co.	239,309

Shares	Description	Value

Common Stocks – (continued)

Chemicals – (continued)
16,687	Yara International ASA	$844,733

		3,260,161

Commercial Services & Supplies – 0.1%
2,353	Cintas Corp.	473,259
19,094	Rollins, Inc.	1,162,634
32,114	Securitas AB Class B	571,489
8,387	Veralto Corp.	817,145

		3,024,527

Communications Equipment – 0.1%
619	Arista Networks, Inc.*	82,637
2,226	Ciena Corp.*	776,206
23,327	Cisco Systems, Inc.	1,853,563
5,577	F5, Inc.*	1,513,375
131,620	Telefonaktiebolaget LM Ericsson Class B	1,521,525

		5,747,306

Construction & Engineering – 0.2%
573	Comfort Systems USA, Inc.	819,029
13,735	Eiffage SA	2,368,497
3,336	EMCOR Group, Inc.	2,417,332
2,963	HOCHTIEF AG	1,429,237
6,123	Stantec, Inc.	566,940
7,308	Vinci SA	1,213,026
7,013	WSP Global, Inc.	1,188,002

		10,002,063

Construction Materials – 0.1%
4,229	Buzzi SpA	243,816
8,043	Heidelberg Materials AG	1,791,919
13,918	Holcim AG	1,279,499

		3,315,234

Consumer Finance – 0.1%
4,822	American Express Co.	1,489,516
0	Isracard Ltd.	4
31,679	Synchrony Financial	2,189,335

		3,678,855

Consumer Staples Distribution & Retail – 0.6%
21,867	Aeon Co. Ltd.	311,766
36,583	Carrefour SA	693,809
740	Casey’s General Stores, Inc.	507,337
66,926	Coles Group Ltd.	981,496
2,310	Costco Wholesale Corp.	2,334,925
17,181	Dollar General Corp.	2,684,359
18,179	Dollar Tree, Inc.*	2,299,280
50,539	Empire Co. Ltd. Class A	1,792,513
17,205	George Weston Ltd.	1,262,831
23,192	Jeronimo Martins SGPS SA	609,510
52,385	Koninklijke Ahold Delhaize NV	2,585,484
33,499	Kroger Co.	2,285,972

2	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Shares	Description	Value

Common Stocks – (continued)

Consumer Staples Distribution & Retail – (continued)
32,518	Loblaw Cos. Ltd.	$1,507,121
82,518	MatsukiyoCocokara & Co.	1,368,034
40,751	Seven & i Holdings Co. Ltd.	574,693
17,884	Sysco Corp.	1,630,305
7,665	Target Corp.	872,200
21,316	Tsuruha Holdings, Inc.	358,304
34,015	Walmart, Inc.	4,352,219
15,348	Woolworths Group Ltd.	393,465

		29,405,623

Distributors – 0.0%
1,366	Genuine Parts Co.	162,909

Diversified Telecommunication Services – 0.1%
29,303	AT&T, Inc.	820,777
9,789	Deutsche Telekom AG	393,128
120,839	NTT, Inc.	118,221
843	Swisscom AG	790,734
1,749	Telenor ASA	32,429
306,248	Telstra Group Ltd.	1,128,919
19,897	Verizon Communications, Inc.	997,636

		4,281,844

Electric Utilities – 0.0%
2,299	Acciona SA	667,210
13,940	Endesa SA	568,699
44,020	Enel SpA	529,338

		1,765,247

Electrical Equipment – 0.1%
1,671	Fujikura Ltd.	285,328
1,247	GE Vernova, Inc.	1,089,379
16,491	Mitsubishi Electric Corp.	627,697
8,555	Prysmian SpA	1,030,458
289	Rockwell Automation, Inc.	117,753
1,605	Vertiv Holdings Co. Class A	409,098

		3,559,713

Electronic Equipment, Instruments & Components – 0.1%
5,265	Amphenol Corp. Class A	769,006
1,247	CDW Corp.	152,932
653	Keysight Technologies, Inc.*	200,686
3,874	TE Connectivity PLC	891,601
33,489	Yokogawa Electric Corp.	1,335,775
612	Zebra Technologies Corp. Class A*	137,064

		3,487,064

Entertainment – 0.1%
9,324	Electronic Arts, Inc.	1,870,115
16,749	Netflix, Inc.*	1,611,924
11,448	ROBLOX Corp. Class A*	786,020
1,553	Take-Two Interactive Software, Inc.*	328,428

Shares	Description	Value

Common Stocks – (continued)

Entertainment – (continued)
31,643	Warner Bros Discovery, Inc.*	$891,383

		5,487,870

Financial Services – 0.3%
2,004	Apollo Global Management, Inc.	209,618
89,405	Banca Mediolanum SpA	1,917,607
5,808	Berkshire Hathaway, Inc. Class B*	2,932,750
4,499	Block, Inc.*	286,586
506	Corpay, Inc.*	164,501
1,188	Jack Henry & Associates, Inc.	193,003
4,799	Mastercard, Inc. Class A	2,482,091
20,423	PayPal Holdings, Inc.	943,747
60,690	Poste Italiane SpA(a)	1,625,882
162,962	Sony Financial Group, Inc.*	166,676
9,239	Visa, Inc. Class A	2,957,773

		13,880,234

Food Products – 0.1%
2,696	Ajinomoto Co., Inc.	85,749
731	Archer-Daniels-Midland Co.	50,468
12,068	Associated British Foods PLC	321,399
3,561	Danone SA	306,243
44,133	Saputo, Inc.	1,408,710
1,131,091	WH Group Ltd.(a)	1,422,647

		3,595,216

Gas Utilities – 0.0%
6,698	Italgas SpA	86,321
7,595	Osaka Gas Co. Ltd.	317,046
12,096	Tokyo Gas Co. Ltd.	593,783

		997,150

Ground Transportation – 0.0%
6,414	Ayvens SA(a)	81,421
1,564	Seibu Holdings, Inc.	46,429
9,722	Uber Technologies, Inc.*	733,233

		861,083

Health Care Equipment & Supplies – 0.1%
2,074	Abbott Laboratories	241,310
2,973	BioMerieux	351,384
5,849	Boston Scientific Corp.*	449,496
18,825	Demant AS*	587,114
1,628	Dexcom, Inc.*	119,544
3,805	Fisher & Paykel Healthcare Corp. Ltd.	93,022
846	Hologic, Inc.*	63,755
844	IDEXX Laboratories, Inc.*	554,280
1,043	Insulet Corp.*	257,214
7,855	Koninklijke Philips NV	251,716
999	Medtronic PLC	97,562
14,126	Olympus Corp.	138,417
3,047	ResMed, Inc.	780,824

The accompanying notes are an integral part of these consolidated financial statements.	3

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Consolidated Schedule of Investments (continued) February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Health Care Equipment & Supplies – (continued)
48,358	Smith & Nephew PLC	$892,691
1,386	Solventum Corp.*	102,841
1,189	Zimmer Biomet Holdings, Inc.	117,045

		5,098,215

Health Care Providers & Services – 0.1%
1,576	Cardinal Health, Inc.	361,266
1,638	Centene Corp.*	73,513
11,004	CVS Health Corp.	879,220
913	Elevance Health, Inc.	292,160
1,491	HCA Healthcare, Inc.	789,783
5,267	Humana, Inc.	1,003,574
925	Labcorp Holdings, Inc.	267,436
275	McKesson Corp.	271,527
1,665	Quest Diagnostics, Inc.	352,830
4,118	UnitedHealth Group, Inc.	1,207,686

		5,498,995

Health Care Technology*(b) – 0.0%
580	ABIOMED, Inc.	592

Hotels, Restaurants & Leisure – 0.1%
396	Airbnb, Inc. Class A*	53,504
404	Booking Holdings, Inc.	1,712,697
2,288	Domino’s Pizza, Inc.	920,943
816	DoorDash, Inc. Class A*	144,000
53,433	Entain PLC	413,996
7,779	Expedia Group, Inc.	1,677,853
1,467	Las Vegas Sands Corp.	83,208
53,077	Lottery Corp. Ltd.	208,166
3,483	Yum! Brands, Inc.	585,701
1,684	Zensho Holdings Co. Ltd.	106,895

		5,906,963

Household Durables – 0.0%
126	NVR, Inc.*	947,242
3,181	PulteGroup, Inc.	436,433
2,345	Sony Group Corp.	53,907

		1,437,582

Household Products – 0.0%
6,616	Colgate-Palmolive Co.	655,910
2,972	Henkel AG & Co. KGaA	269,168
3,411	Procter & Gamble Co.	570,319

		1,495,397

Industrial Conglomerates – 0.0%
9,197	Sekisui Chemical Co. Ltd.	179,101
8,447	Smiths Group PLC	312,289

		491,390

Insurance – 0.7%
30,957	Admiral Group PLC	1,236,716
21,016	Ageas SA	1,559,947
60,364	AIA Group Ltd.	665,907

Shares	Description	Value

Common Stocks – (continued)

Insurance – (continued)
3,447	Allianz SE	$1,547,969
10,224	Allstate Corp.	2,193,253
999	Aon PLC Class A	335,135
10,808	Arch Capital Group Ltd.*	1,082,421
18,591	AXA SA	909,139
2,385	Chubb Ltd.	812,951
4,179	Cincinnati Financial Corp.	685,272
44,842	Dai-ichi Life Holdings, Inc.	460,139
758	Fairfax Financial Holdings Ltd.	1,304,640
4,265	Generali	181,608
14,595	Gjensidige Forsikring ASA	412,370
9,237	Great-West Lifeco, Inc.	446,258
14,533	Hartford Insurance Group, Inc.	2,046,682
3,787	iA Financial Corp., Inc.	430,686
24,923	Insurance Australia Group Ltd.	118,088
646	Loews Corp.	71,073
28,482	Mapfre SA	132,387
12	Markel Group, Inc.*	24,870
1,972	Marsh & McLennan Cos., Inc.	368,251
22,358	Medibank Pvt Ltd.	69,681
44,469	MS&AD Insurance Group Holdings, Inc.	1,239,191
1,190	Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	776,621
26,844	Phoenix Financial Ltd.	1,372,485
10,446	Power Corp. of Canada	524,731
7,700	Progressive Corp.	1,645,182
61,321	Prudential PLC	939,223
77,700	QBE Insurance Group Ltd.	1,206,633
55,950	Sampo OYJ Class A	620,099
373	Swiss Life Holding AG	427,144
3,651	Swiss Re AG	642,719
10,573	T&D Holdings, Inc.	284,757
5,308	Talanx AG	667,643
26,147	Tokio Marine Holdings, Inc.	1,085,928
5,888	Travelers Cos., Inc.	1,817,272
24,578	Unipol Assicurazioni SpA	611,464
18,799	W.R. Berkley Corp.	1,347,888
1,293	Willis Towers Watson PLC	394,585
1,403	Zurich Insurance Group AG	1,058,317

		33,757,325

Interactive Media & Services – 0.6%
29,734	Alphabet, Inc. Class C	9,260,060
34,887	Alphabet, Inc. Class A	10,876,371
37,252	Autotrader Group PLC(a)	246,755
12,678	Meta Platforms, Inc. Class A	8,217,626
58,233	Pinterest, Inc. Class A*	997,531
3,448	Reddit, Inc. Class A*	502,753

		30,101,096

4	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Shares	Description	Value

Common Stocks – (continued)

IT Services – 0.2%
3,993	Accenture PLC Class A	$833,419
17,818	Cognizant Technology Solutions Corp. Class A	1,148,014
29,095	Fujitsu Ltd.	648,612
4,814	Gartner, Inc.*	756,761
3,009	GoDaddy, Inc. Class A*	262,264
4,810	International Business Machines Corp.	1,155,410
39,357	NEC Corp.	1,091,105
5,348	Nomura Research Institute Ltd.	146,729
24,796	TIS, Inc.	512,474
4,282	Twilio, Inc. Class A*	517,951
9,959	VeriSign, Inc.	2,270,054

		9,342,793

Leisure Products – 0.0%
12,262	Bandai Namco Holdings, Inc.	332,447

Life Sciences Tools & Services* – 0.0%
9,794	Illumina, Inc.	1,316,901
604	Mettler-Toledo International, Inc.	825,481

		2,142,382

Machinery – 0.2%
1,377	Caterpillar, Inc.	1,022,877
284	Cummins, Inc.	165,819
14,044	GEA Group AG	1,088,882
6,183	Graco, Inc.	580,708
213	Illinois Tool Works, Inc.	61,904
9,924	Knorr-Bremse AG	1,298,915
169	Nordson Corp.	49,592
8,527	Otis Worldwide Corp.	789,259
2,631	Sandvik AB	115,951
2,074	Snap-on, Inc.	798,946
79,001	Techtronic Industries Co. Ltd.	1,279,475
9,968	Wartsila OYJ Abp	432,856

		7,685,184

Marine Transportation – 0.0%
1,015	Kuehne & Nagel International AG	236,168
349,937	SITC International Holdings Co. Ltd.	1,492,728

		1,728,896

Media – 0.1%
21,224	Fox Corp. Class A	1,195,760
21,239	Fox Corp. Class B	1,098,694
13,189	News Corp. Class A	320,361
1,993	Trade Desk, Inc. Class A*	47,473

		2,662,288

Metals & Mining – 0.2%
15,468	Endeavour Mining PLC	1,105,157

Shares	Description	Value

Common Stocks – (continued)

Metals & Mining – (continued)
32,012	Fresnillo PLC	$1,826,581
49,238	Kinross Gold Corp.	1,820,007
10,819	Lundin Gold, Inc.	1,019,756
10,845	Newmont Corp.	1,409,850
4,854	Reliance, Inc.	1,532,117

		8,713,468

Mortgage Real Estate Investment Trusts (REITs) – 0.0%
30,857	Annaly Capital Management, Inc.	717,117

Oil, Gas & Consumable Fuels – 0.1%
21,165	Cenovus Energy, Inc.	471,540
13,804	Devon Energy Corp.	600,888
8,279	EOG Resources, Inc.	1,027,258
19,347	Equinor ASA	579,717
838	Expand Energy Corp.	90,437
8,105	Exxon Mobil Corp.	1,236,013
3,185	Imperial Oil Ltd.	372,543
14,919	Inpex Corp.	364,213
26,505	Suncor Energy, Inc.	1,497,167
584	TotalEnergies SE	46,779
485	Valero Energy Corp.	99,250

		6,385,805

Passenger Airlines – 0.1%
65,619	Deutsche Lufthansa AG	700,906
104,930	Japan Airlines Co. Ltd.	2,168,037
3,624	United Airlines Holdings, Inc.*	385,231

		3,254,174

Personal Products – 0.0%
9,645	Estee Lauder Cos., Inc. Class A	1,055,838
2,615	Kenvue, Inc.	49,999
219	L’Oreal SA	102,612
37,885	Shiseido Co. Ltd.	799,927

		2,008,376

Pharmaceuticals – 0.5%
85,686	Astellas Pharma, Inc.	1,425,944
5,700	AstraZeneca PLC	1,199,467
33,510	Bayer AG	1,658,102
26,709	Bristol-Myers Squibb Co.	1,665,840
2,990	Eisai Co. Ltd.	100,663
3,477	Eli Lilly & Co.	3,657,769
52,596	GSK PLC	1,562,800
9,908	Ipsen SA	1,934,067
13,810	Johnson & Johnson	3,430,818
8,579	Kyowa Kirin Co. Ltd.	159,468
13,239	Merck & Co., Inc.	1,639,253
14,133	Novartis AG	2,376,347
2,645	Orion OYJ Class B	211,884
21,612	Otsuka Holdings Co. Ltd.	1,489,289
3,760	Roche Holding AG	1,789,389

The accompanying notes are an integral part of these consolidated financial statements.	5

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Consolidated Schedule of Investments (continued) February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Pharmaceuticals – (continued)
486	Roche Holding AG Class BR	$240,891
1,343	Takeda Pharmaceutical Co. Ltd.	50,265

		24,592,256

Professional Services – 0.1%
7,986	Bureau Veritas SA	277,525
4,473	Leidos Holdings, Inc.	783,222
12,229	Randstad NV	403,215
17,747	Recruit Holdings Co. Ltd.	772,266
8,124	SGS SA	1,026,268

		3,262,496

Real Estate Management & Development – 0.0%
2,186	FirstService Corp.	344,459
6,833	Zillow Group, Inc. Class C*	304,888

		649,347

Retail REITs* – 0.0%
1,603	Unibail-Rodamco-Westfield	200,836

Semiconductors & Semiconductor Equipment – 1.0%
1,038	Advanced Micro Devices, Inc.*	207,818
9,924	Advantest Corp.	1,718,533
5,989	Applied Materials, Inc.	2,229,705
723	ASML Holding NV	1,051,537
533	Astera Labs, Inc.*	63,336
19,774	Broadcom, Inc.	6,318,782
1,286	KLA Corp.	1,960,571
12,082	Lam Research Corp.	2,825,859
513	Lasertec Corp.	110,604
2,548	Micron Technology, Inc.	1,050,719
149,876	NVIDIA Corp.	26,556,528
10,938	QUALCOMM, Inc.	1,557,134
808	SCREEN Holdings Co. Ltd.	117,788
2,367	Teradyne, Inc.	757,511

		46,526,425

Software – 0.6%
4,846	Adobe, Inc.*	1,271,639
4,399	AppLovin Corp. Class A*	1,912,553
7,240	Atlassian Corp. Class A*	543,941
3,083	Autodesk, Inc.*	758,017
572	Check Point Software Technologies Ltd.*	86,984
119	Constellation Software, Inc.	219,903
268	Fair Isaac Corp.*	377,709
8,558	Fortinet, Inc.*	676,339
2,043	HubSpot, Inc.*	540,394
1,206	Intuit, Inc.	493,290
12,406	IREN Ltd.*	508,026
39,587	Microsoft Corp.	15,547,398
757	Monday.com Ltd.*	54,988
1,388	Nebius Group NV*	126,572
2,850	Nice Ltd.*	326,376

Shares	Description	Value

Common Stocks – (continued)

Software – (continued)
6,214	Open Text Corp.	$153,932
17,341	Palantir Technologies, Inc. Class A*	2,379,012
11,345	Sage Group PLC	124,837
4,054	Salesforce, Inc.	789,679
1,292	ServiceNow, Inc.*	139,549
2,311	Workday, Inc. Class A*	309,119
11,370	Zoom Communications, Inc.*	840,698

		28,180,955

Specialty Retail – 0.5%
461	AutoZone, Inc.*	1,731,322
29,174	Avolta AG	1,917,878
21,394	Best Buy Co., Inc.	1,325,786
42,976	H & M Hennes & Mauritz AB Class B	916,238
5,168	Home Depot, Inc.	1,967,561
1,164,601	JD Sports Fashion PLC	1,282,954
425,333	Kingfisher PLC	2,139,437
6,447	Lowe’s Cos., Inc.	1,705,683
15,298	O’Reilly Automotive, Inc.*	1,436,176
4,535	Ross Stores, Inc.	932,577
13,347	TJX Cos., Inc.	2,157,676
5,837	Tractor Supply Co.	302,590
3,445	Ulta Beauty, Inc.*	2,359,102
6,439	Williams-Sonoma, Inc.	1,324,180
35,015	Zalando SE*(a)	851,205

		22,350,365

Technology Hardware, Storage & Peripherals – 0.6%
88,374	Apple, Inc.	23,346,643
1,872	HP, Inc.	35,549
6,384	Logitech International SA	585,689
7,784	NetApp, Inc.	770,850
8,619	Pure Storage, Inc. Class A*	553,512
3,446	Seagate Technology Holdings PLC	1,405,417
5,556	Western Digital Corp.	1,554,013

		28,251,673

Textiles, Apparel & Luxury Goods – 0.1%
18,840	Asics Corp.	577,365
13,010	Deckers Outdoor Corp.*	1,525,683
7,063	Lululemon Athletica, Inc.*	1,307,856
5,584	Pandora AS	441,417
17,600	Tapestry, Inc.	2,736,272

		6,588,593

Tobacco – 0.1%
14,836	Altria Group, Inc.	1,024,277
8,148	Imperial Brands PLC	364,940
6,619	Philip Morris International, Inc.	1,236,628

		2,625,845

6	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Shares	Description	Value

Common Stocks – (continued)

Trading Companies & Distributors – 0.1%
5,425	Brenntag SE	$333,666
25,898	Fastenal Co.	1,192,344
5,872	Ferguson Enterprises, Inc.	1,531,183
12,465	Rexel SA	539,833
168	Toromont Industries Ltd.	26,074
1,287	WW Grainger, Inc.	1,473,267

		5,096,367

Wireless Telecommunication Services – 0.0%
102,338	Airtel Africa PLC(a)	480,140
990	T-Mobile U.S., Inc.	214,919
422,705	Vodafone Group PLC	650,894

		1,345,953

TOTAL COMMON STOCKS (Cost $313,105,251)		$497,514,484

Units	Expiration Date	Value

Warrants*(b) – 0.0%

Constellation Software, Inc.
264	03/31/40	$—

(Cost $—)

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations(c) – 1.4%

U.S. Treasury Bills
$5,400,000	0.000%	03/05/26	$5,398,371
5,000,000	0.000	03/10/26	4,995,976
5,000,000	0.000	03/17/26	4,992,448
4,690,200	0.000	03/19/26	4,682,184
6,100,000	0.000	03/24/26	6,086,545
6,181,100	0.000	04/16/26	6,153,136
3,800,000	0.000	04/21/26	3,780,922
4,444,400	0.000	04/30/26	4,417,985
5,000,000	0.000	05/14/26	4,963,610
4,453,300	0.000	05/21/26	4,417,866
1,391,100	0.000	06/09/26	1,377,421
3,100,000	0.000	06/11/26	3,069,032
2,036,400	0.000	06/25/26	2,013,304
6,217,700	0.000	07/02/26	6,142,567
6,251,000	0.000	07/09/26	6,171,289

TOTAL U.S. TREASURY OBLIGATIONS (Cost $68,655,868)			$68,662,656

Shares	Description	Value

Exchange Traded Funds – 79.2%

1,345,401	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(d)	$ 64,027,633
8,484,204	Goldman Sachs MarketBeta International Equity ETF(d)	646,666,029
3,769,282	Goldman Sachs MarketBeta Russell 1000 Growth Equity ETF(d)(e)	231,019,294
6,750,041	Goldman Sachs MarketBeta Russell 1000 Value Equity ETF(d)(e)	390,790,924
12,162,611	Goldman Sachs MarketBeta U.S. Equity ETF(d)	1,149,974,870
2,965,615	iShares Core MSCI EAFE ETF	291,579,267
7,560,924	iShares Core MSCI Emerging Markets ETF	580,376,526
2,448,943	iShares MSCI EAFE Small-Cap ETF	209,923,394
94,610	iShares MSCI USA Quality Factor ETF	19,381,804
93,691	iShares U.S. Technology ETF	17,761,940
2,063,247	State Street SPDR Portfolio S&P 500 Growth ETF	213,690,492

TOTAL EXCHANGE TRADED FUNDS (Cost $2,511,409,371)		$3,815,192,173

Shares	Dividend Rate	Value

Investment Company(d) – 6.2%

Goldman Sachs Financial Square Government Fund — Institutional Shares
297,873,817	3.589%	$ 297,873,817

(Cost $297,873,817)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT – 97.2% (Cost $3,191,044,307)		$4,679,243,130

Securities Lending Reinvestment Vehicle(d) – 0.0%

Goldman Sachs Financial Square Government Fund — Institutional Shares
478,425	3.589%	$ 478,425

(Cost $478,425)

TOTAL INVESTMENTS – 97.2% (Cost $3,191,522,732)		$4,679,721,555

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.8%		136,968,853

NET ASSETS – 100.0%		$4,816,690,408

The accompanying notes are an integral part of these consolidated financial statements.	7

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Consolidated Schedule of Investments (continued) February 28, 2026 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.
(b)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(c)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(d)	Represents an affiliated issuer.

(e)	All or a portion of security is on loan.

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At February 28, 2026, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	AUD	4,120,000	USD	2,759,336	03/18/26	$172,443
	CAD	73,170,000	USD	52,670,412	03/18/26	1,015,539
	CHF	2,660,000	USD	3,386,359	03/18/26	81,473
	DKK	21,040,000	USD	3,327,943	03/18/26	3,373
	EUR	32,760,000	USD	38,504,123	03/18/26	245,428
	GBP	5,285,000	USD	7,115,627	03/18/26	7,053
	ILS	720,000	USD	226,643	03/18/26	3,241
	NOK	1,350,000	USD	134,352	03/18/26	7,614
	NZD	170,000	USD	98,699	03/18/26	3,357
	SEK	10,725,000	USD	1,170,642	03/18/26	18,735
	SGD	730,000	USD	571,450	03/18/26	6,536
	USD	2,583,148	AUD	3,630,000	03/18/26	51
	USD	649,178	DKK	4,080,000	03/18/26	3,182
	USD	451,338	EUR	380,000	03/18/26	1,862
	USD	5,405,149	GBP	3,975,000	03/18/26	47,978
	USD	16,730,723	HKD	129,900,000	03/18/26	110,938
	USD	515,208	ILS	1,600,000	03/18/26	4,353
	USD	193,040,863	JPY	29,725,000,000	03/18/26	2,377,559
	USD	331,263	NOK	3,150,000	03/18/26	10
	USD	6,030	NZD	10,000	03/18/26	27
	USD	1,248,811	SEK	11,100,000	03/18/26	17,847

TOTAL						$4,128,599

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	HKD	9,730,000	USD	1,252,650	03/18/26	$(7,765)
	JPY	1,638,000,000	USD	10,536,251	03/18/26	(29,725)
	USD	52,842,540	AUD	80,130,000	03/18/26	(4,177,715)
	USD	82,248,162	CHF	64,980,000	03/18/26	(2,466,018)
	USD	15,838,776	DKK	100,800,000	03/18/26	(121,138)
	USD	333,028,841	EUR	283,900,000	03/18/26	(2,776,948)
	USD	126,585,680	GBP	95,040,000	03/18/26	(1,501,255)
	USD	181,626	HKD	1,420,000	03/18/26	(53)
	USD	5,439,546	ILS	17,560,000	03/18/26	(167,093)
	USD	16,865,366	JPY	2,633,000,000	03/18/26	(23,329)
	USD	4,859,422	NOK	48,900,000	03/18/26	(282,887)
	USD	1,519,572	NZD	2,630,000	03/18/26	(59,291)
	USD	27,844,741	SEK	259,500,000	03/18/26	(933,200)
	USD	12,247,000	SGD	15,720,000	03/18/26	(199,479)

TOTAL						$(12,745,896)

8	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At February 28, 2026, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-Mini Russell 2000 Index	2,306	03/20/26	$303,780,910	$2,634,178
IFSC NIFTY 50 Index	428	03/30/26	21,643,960	(378,405)
S&P 500 E-Mini Index	1,337	03/20/26	460,529,650	(4,803,185)
S&P Toronto Stock Exchange 60 Index	495	03/19/26	143,087,497	8,385,051

TOTAL FUTURES CONTRACTS				$5,837,639

SWAP CONTRACTS — At February 28, 2026, the Fund had the following swap contracts:

OVER-THE-COUNTER TOTAL RETURN SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid/(Received) by the Fund(a)	Counterparty	Termination Date#	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation)*

CIEQDUG2 Index	0.000%	Citibank NA	07/27/26-01/06/27	$94,112	$494,702

(a)	Payments made monthly.
#

The Fund pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).

*	There are no upfront payments on the swap contracts. Therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

A basket (CIEQDUG2) of Purchased Options & Common Stocks

Caption	Security Type	Shares	Value	Weight

NVIDIA Corp	Equities	464	$82,219	0.2
Microsoft Corp	Equities	181	71,049	0.1
Amazon.com Inc	Equities	312	65,538	0.1
Broadcom Inc	Equities	112	35,877	0.1
Tesla Inc	Equities	83	33,229	0.1
Meta Platforms Inc	Equities	36	23,038	0.0
JPMorgan Chase & Co	Equities	53	15,787	0.0
Visa Inc	Equities	44	14,030	0.0
Palantir Technologies Inc	Equities	101	13,885	0.0
Apple Inc	Equities	43	11,373	0.0
International Business Machines Corp	Equities	43	10,397	0.0
UnitedHealth Group Inc	Equities	35	10,324	0.0
Bank of America Corp	Equities	179	8,936	0.0
Salesforce Inc	Equities	42	8,167	0.0
American Express Co	Equities	25	7,662	0.0
QUALCOMM Inc	Equities	50	7,060	0.0
Wells Fargo & Co	Equities	83	6,748	0.0
Oracle Corp	Equities	45	6,508	0.0
Walt Disney Co/The	Equities	48	5,067	0.0
Uber Technologies Inc	Equities	67	5,017	0.0
Abbott Laboratories	Equities	41	4,773	0.0
Advanced Micro Devices Inc	Equities	22	4,485	0.0
Intuit Inc	Equities	5	2,008	0.0
NVIDIA Corp, 07/17/26, Put	Options	56	1,814	0.0
NVIDIA Corp, 08/21/26, Put	Options	48	1,626	0.0
NVIDIA Corp, 05/15/26, Put	Options	74	1,553	0.0
NVIDIA Corp, 06/18/26, Put	Options	47	1,430	0.0
NVIDIA Corp, 05/15/26, Put	Options	38	1,379	0.0
Intuitive Surgical Inc	Equities	3	1,367	0.0
NVIDIA Corp, 08/21/26, Put	Options	54	1,345	0.0
Apple Inc, 05/15/26, Put	Options	62	1,317	0.0

The accompanying notes are an integral part of these consolidated financial statements.	9

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Consolidated Schedule of Investments (continued) February 28, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (CIEQDUG2) of Purchased Options & Common Stocks (continued)

Caption	Security Type	Shares	Value	Weight

NVIDIA Corp, 07/17/26, Put	Options	45	$1,298	0.0
Microsoft Corp, 06/18/26, Put	Options	13	1,294	0.0
NVIDIA Corp, 07/17/26, Put	Options	53	1,210	0.0
Microsoft Corp, 06/18/26, Put	Options	11	1,161	0.0
NVIDIA Corp, 04/17/26, Put	Options	44	1,148	0.0
Microsoft Corp, 05/15/26, Put	Options	15	1,145	0.0
Exxon Mobil Corp, 03/20/26, Call	Options	34	1,133	0.0
Microsoft Corp, 06/18/26, Put	Options	19	1,112	0.0
Microsoft Corp, 05/15/26, Put	Options	12	1,083	0.0
NVIDIA Corp, 04/17/26, Put	Options	58	1,082	0.0
NVIDIA Corp, 08/21/26, Put	Options	61	1,078	0.0
Amazon.com Inc, 06/18/26, Put	Options	31	1,074	0.0
Microsoft Corp, 07/17/26, Put	Options	16	1,046	0.0
Exxon Mobil Corp, 03/20/26, Call	Options	26	1,001	0.0
Microsoft Corp, 06/18/26, Put	Options	13	995	0.0
Microsoft Corp, 07/17/26, Put	Options	10	986	0.0
Apple Inc, 06/18/26, Put	Options	42	981	0.0
Microsoft Corp, 06/18/26, Put	Options	11	956	0.0
NVIDIA Corp, 05/15/26, Put	Options	74	953	0.0

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At February 28, 2026, the Fund had the following purchased and written options:

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Price		Expiration Date	Number of Contracts	Notional Amount		Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Call CHF/Put NOK	MS & Co. Int. PLC	CHF	13.881	03/18/2026	$6,143,000	CHF	6,143,000	$8	$107,474	$(107,466)
Call CHF/Put NOK	MS & Co. Int. PLC	CHF	14.209	06/17/2026	9,258,000	CHF	9,258,000	10,066	174,711	(164,645)
Call CHF/Put NOK	MS & Co. Int. PLC	CHF	14.297	09/16/2026	12,790,000	CHF	12,790,000	57,275	219,030	(161,755)
Call CHF/Put NOK	MS & Co. Int. PLC	CHF	14.658	12/16/2026	12,658,000	CHF	12,658,000	87,570	203,393	(115,823)
Call CHF/Put SEK	MS & Co. Int. PLC	CHF	12.805	03/18/2026	6,975,000	CHF	6,975,000	9	114,554	(114,545)
Call CHF/Put SEK	MS & Co. Int. PLC	CHF	13.248	06/17/2026	10,517,000	CHF	10,517,000	5,800	196,666	(190,866)
Call CHF/Put SEK	MS & Co. Int. PLC	CHF	13.045	09/16/2026	14,676,000	CHF	14,676,000	61,770	219,968	(158,198)
Call CHF/Put SEK	MS & Co. Int. PLC	CHF	12.920	12/16/2026	14,434,000	CHF	14,434,000	145,513	225,564	(80,051)
Call JPY/Put KRW	MS & Co. Int. PLC	JPY	11.102	03/18/2026	655,617,000	JPY	655,617,000	4	58,270	(58,266)
Call JPY/Put KRW	MS & Co. Int. PLC	JPY	10.883	06/17/2026	807,229,000	JPY	807,229,000	2,719	82,485	(79,766)
Call JPY/Put KRW	MS & Co. Int. PLC	JPY	10.589	09/16/2026	1,176,981,000	JPY	1,176,981,000	27,140	107,071	(79,931)
Call JPY/Put KRW	MS & Co. Int. PLC	JPY	10.715	12/16/2026	1,221,949,000	JPY	1,221,949,000	46,244	104,448	(58,204)
Call USD/Put CAD	MS & Co. Int. PLC		$1.504	03/18/2026	19,875,000		$19,875,000	20	163,492	(163,472)
Call USD/Put CAD	MS & Co. Int. PLC		$1.425	06/17/2026	29,120,000		$29,120,000	28,770	192,774	(164,004)
Call USD/Put CAD	MS & Co. Int. PLC		$1.429	09/16/2026	41,095,000		$41,095,000	97,025	268,103	(171,078)
Call USD/Put CAD	MS & Co. Int. PLC		$1.431	12/16/2026	39,171,000		$39,171,000	148,811	243,683	(94,872)
Call USD/Put CLP	MS & Co. Int. PLC		$1,066.790	03/18/2026	7,503,000		$7,503,000	8	130,335	(130,327)
Call USD/Put CLP	MS & Co. Int. PLC		$1,093.270	06/17/2026	9,575,000		$9,575,000	1,791	165,245	(163,454)
Call USD/Put CLP	MS & Co. Int. PLC		$1,092.440	09/16/2026	13,030,000		$13,030,000	18,372	225,015	(206,643)
Call USD/Put CLP	MS & Co. Int. PLC		$1,040.580	12/16/2026	16,388,000		$16,388,000	95,755	238,822	(143,067)
Call USD/Put KRW	MS & Co. Int. PLC		$1,559.160	03/18/2026	5,674,000		$5,674,000	6	63,322	(63,316)
Call USD/Put KRW	MS & Co. Int. PLC		$1,493.850	06/17/2026	6,659,000		$6,659,000	41,839	86,301	(44,462)
Call USD/Put KRW	MS & Co. Int. PLC		$1,479.730	09/16/2026	9,958,000		$9,958,000	135,180	102,767	32,413
Call USD/Put KRW	MS & Co. Int. PLC		$1,581.730	12/16/2026	9,704,000		$9,704,000	54,885	98,204	(43,319)
Call USD/Put MXN	MS & Co. Int. PLC		$24.200	03/18/2026	3,684,000		$3,684,000	4	61,092	(61,088)
Call USD/Put MXN	MS & Co. Int. PLC		$22.541	06/17/2026	5,275,000		$5,275,000	617	79,816	(79,199)

10	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price		Expiration Date	Number of Contracts	Notional Amount		Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Call USD/Put MXN	MS & Co. Int. PLC		$21.614	09/15/2026	$7,000,000		$7,000,000	$12,313	$ 102,963	$ (90,650)
Call USD/Put NOK	MS & Co. Int. PLC		$11.867	03/18/2026	2,411,000		$2,411,000	2	35,923	(35,921)
Call USD/Put SEK	MS & Co. Int. PLC		$11.060	03/18/2026	7,173,000		$7,173,000	7	111,662	(111,655)
Call USD/Put SEK	MS & Co. Int. PLC		$10.537	06/17/2026	6,149,000		$6,149,000	1,193	92,419	(91,226)
Call USD/Put SEK	MS & Co. Int. PLC		$10.074	09/16/2026	8,468,000		$8,468,000	26,810	109,178	(82,368)
Call USD/Put SEK	MS & Co. Int. PLC		$10.040	12/16/2026	8,810,000		$8,810,000	54,666	101,271	(46,605)

					4,205,949,000			$1,162,192	$4,486,021	$(3,323,829)

Puts
Put AUD/Call JPY	MS & Co. Int. PLC	AUD	82.400	03/18/2026	18,102,000	AUD	18,102,000	13	186,590	(186,577)
Put AUD/Call JPY	MS & Co. Int. PLC	AUD	81.740	06/17/2026	22,311,000	AUD	22,311,000	3,064	247,995	(244,931)
Put AUD/Call JPY	MS & Co. Int. PLC	AUD	86.090	09/16/2026	31,651,000	AUD	31,651,000	42,909	319,774	(276,865)
Put AUD/Call JPY	MS & Co. Int. PLC	AUD	90.000	12/16/2026	29,642,000	AUD	29,642,000	115,641	309,709	(194,068)
Put AUD/Call USD	MS & Co. Int. PLC	AUD	0.585	03/18/2026	7,676,000	AUD	7,676,000	5	63,327	(63,322)
Put AUD/Call USD	MS & Co. Int. PLC	AUD	0.597	06/17/2026	9,287,000	AUD	9,287,000	1,771	85,603	(83,832)
Put AUD/Call USD	MS & Co. Int. PLC	AUD	0.613	09/16/2026	12,942,000	AUD	12,942,000	19,986	109,789	(89,803)
Put AUD/Call USD	MS & Co. Int. PLC	AUD	0.607	12/16/2026	11,836,000	AUD	11,836,000	32,033	101,388	(69,355)
Put CAD/Call JPY	MS & Co. Int. PLC	CAD	92.800	03/18/2026	8,981,000	CAD	8,981,000	7	95,305	(95,298)
Put CAD/Call JPY	MS & Co. Int. PLC	CAD	94.010	06/17/2026	11,261,000	CAD	11,261,000	1,973	124,720	(122,747)
Put CAD/Call JPY	MS & Co. Int. PLC	CAD	95.680	09/16/2026	16,416,000	CAD	16,416,000	18,594	159,363	(140,769)
Put CAD/Call JPY	MS & Co. Int. PLC	CAD	102.300	12/16/2026	16,531,000	CAD	16,531,000	89,584	148,898	(59,314)
Put NZD/Call JPY	MS & Co. Int. PLC	NZD	75.830	03/18/2026	9,578,000	NZD	9,578,000	6	89,388	(89,382)
Put NZD/Call JPY	MS & Co. Int. PLC	NZD	75.890	06/17/2026	11,647,000	NZD	11,647,000	4,884	118,093	(113,209)
Put NZD/Call JPY	MS & Co. Int. PLC	NZD	77.260	09/16/2026	16,878,000	NZD	16,878,000	30,312	147,016	(116,704)
Put NZD/Call JPY	MS & Co. Int. PLC	NZD	79.800	12/16/2026	17,065,000	NZD	17,065,000	75,064	153,976	(78,912)
Put NZD/Call USD	MS & Co. Int. PLC	NZD	0.537	03/18/2026	4,201,000	NZD	4,201,000	3	31,912	(31,909)
Put NZD/Call USD	MS & Co. Int. PLC	NZD	0.554	06/17/2026	5,047,000	NZD	5,047,000	7,529	43,582	(36,053)
Put NZD/Call USD	MS & Co. Int. PLC	NZD	0.550	09/16/2026	7,151,000	NZD	7,151,000	21,881	53,036	(31,155)
Put NZD/Call USD	MS & Co. Int. PLC	NZD	0.537	12/16/2026	13,447,000	NZD	13,447,000	47,219	101,290	(54,071)

					281,650,000			$512,478	$2,690,754	$(2,178,276)

Total purchased option contracts					4,487,599,000			$1,674,670	$7,176,775	$(5,502,105)

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS

Description	Exercise Price		Expiration Date	Number of Contracts	Notional Amount		Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
Euro Stoxx 50 Index	EUR	6,250.000	03/06/2026	(65)	EUR	(40,625,000)	$(6,528)	$ (11,461)	$ 4,933
Euro Stoxx 50 Index		6,250.000	03/13/2026	(65)		(40,625,000)	(19,355)	(9,714)	(9,641)
Euro Stoxx 50 Index		6,400.000	03/20/2026	(64)		(40,960,000)	(5,369)	(9,442)	4,073
FTSE 100 Index	GBP	10,650.000	03/20/2026	(1)	GBP	(1,065,000)	(4,131)	(257)	(3,874)
FTSE 100 Index		10,675.000	03/20/2026	(3)		(3,202,500)	(11,563)	(1,001)	(10,562)
FTSE 100 Index		10,800.000	03/20/2026	(16)		(17,280,000)	(40,753)	(4,853)	(35,900)
FTSE 100 Index		11,000.000	03/20/2026	(13)		(14,300,000)	(12,702)	(4,714)	(7,988)
FTSE 100 Index		11,125.000	03/20/2026	(10)		(11,125,000)	(4,245)	(3,892)	(353)
FTSE 100 Index		11,300.000	04/17/2026	(4)		(4,520,000)	(2,102)	(2,096)	(6)
Nikkei 225 Index	JPY	59,000.000	03/13/2026	(3)	JPY	(17,700,000)	(22,092)	(8,849)	(13,243)

The accompanying notes are an integral part of these consolidated financial statements.	11

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Consolidated Schedule of Investments (continued) February 28, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS (continued)

Description	Exercise Price		Expiration Date	Number of Contracts	Notional Amount		Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Nikkei 225 Index	JPY	60,000.000	03/13/2026	(4)	JPY	(24,000,000)	$(17,930)	$ (6,677)	$ (11,253)
Nikkei 225 Index		61,000.000	03/13/2026	(6)		(36,600,000)	(16,137)	(9,611)	(6,526)
Nikkei 225 Index		61,500.000	03/13/2026	(5)		(30,750,000)	(9,925)	(3,839)	(6,086)
Nikkei 225 Index		62,500.000	03/13/2026	(4)		(25,000,000)	(4,073)	(3,501)	(572)
Nikkei 225 Index		64,000.000	03/13/2026	(7)		(44,800,000)	(2,779)	(2,176)	(603)
Nikkei 225 Index		63,500.000	04/10/2026	(2)		(12,700,000)	(6,403)	(3,098)	(3,305)
Nikkei 225 Index		65,000.000	04/10/2026	(4)		(26,000,000)	(7,274)	(6,529)	(745)
S&P 500 Index	$	7,040.000	03/02/2026	(36)	$	(25,344,000)	(270)	(10,892)	10,622
S&P 500 Index		7,025.000	03/04/2026	(36)		(25,290,000)	(1,260)	(35,188)	33,928
S&P 500 Index		7,200.000	03/04/2026	(26)		(18,720,000)	(130)	(25,347)	25,217
S&P 500 Index		7,000.000	03/06/2026	(37)		(25,900,000)	(28,120)	(24,943)	(3,177)
S&P 500 Index		7,200.000	03/11/2026	(26)		(18,720,000)	(325)	(31,370)	31,045
S&P 500 Index		7,125.000	03/18/2026	(27)		(19,237,500)	(13,905)	(59,425)	45,520
S&P 500 Index		7,175.000	03/25/2026	(27)		(19,372,500)	(16,065)	(39,353)	23,288

				(491)			$(253,436)	$ (318,228)	$ 64,792

Puts
Euro Stoxx 50 Index	EUR	5,725.000	03/06/2026	(130)	EUR	(74,425,000)	(4,301)	(35,725)	31,424
Euro Stoxx 50 Index		5,700.000	03/13/2026	(129)		(73,530,000)	(13,870)	(41,220)	27,350
Euro Stoxx 50 Index		5,850.000	03/20/2026	(129)		(75,465,000)	(42,832)	(47,781)	4,949
FTSE 100 Index	GBP	9,600.000	03/20/2026	(6)	GBP	(5,760,000)	(606)	(4,470)	3,864
FTSE 100 Index		9,625.000	03/20/2026	(1)		(962,500)	(101)	(796)	695
FTSE 100 Index		9,675.000	03/20/2026	(13)		(12,577,500)	(1,402)	(6,568)	5,166
FTSE 100 Index		9,900.000	03/20/2026	(19)		(18,810,000)	(2,817)	(13,331)	10,514
FTSE 100 Index		10,150.000	03/20/2026	(25)		(25,375,000)	(5,559)	(11,222)	5,663
FTSE 100 Index		10,450.000	03/20/2026	(19)		(19,855,000)	(7,682)	(7,897)	215
FTSE 100 Index		10,250.000	04/17/2026	(7)		(7,175,000)	(4,811)	(4,705)	(106)
Nikkei 225 Index	JPY	47,375.000	03/13/2026	(5)	JPY	(23,687,500)	(961)	(16,033)	15,072
Nikkei 225 Index		48,000.000	03/13/2026	(7)		(33,600,000)	(1,524)	(26,810)	25,286
Nikkei 225 Index		49,250.000	03/13/2026	(11)		(54,175,000)	(3,029)	(48,523)	45,494
Nikkei 225 Index		52,750.000	03/13/2026	(14)		(73,850,000)	(8,875)	(30,715)	21,840
Nikkei 225 Index		53,375.000	03/13/2026	(11)		(58,712,500)	(8,382)	(23,265)	14,883
Nikkei 225 Index		55,125.000	03/13/2026	(8)		(44,100,000)	(11,014)	(13,454)	2,440
Nikkei 225 Index		51,375.000	04/10/2026	(4)		(20,550,000)	(9,861)	(15,646)	5,785
Nikkei 225 Index		53,000.000	04/10/2026	(8)		(42,400,000)	(28,431)	(30,826)	2,395
S&P 500 Index	$	6,715.000	03/02/2026	(71)	$	(47,676,500)	(24,850)	(207,683)	182,833
S&P 500 Index		6,600.000	03/04/2026	(53)		(34,980,000)	(24,115)	(216,597)	192,482
S&P 500 Index		6,705.000	03/04/2026	(22)		(14,751,000)	(26,070)	(27,727)	1,657
S&P 500 Index		6,600.000	03/06/2026	(74)		(48,840,000)	(78,440)	(109,488)	31,048
S&P 500 Index		6,625.000	03/11/2026	(53)		(35,112,500)	(131,440)	(216,895)	85,455
S&P 500 Index		6,450.000	03/18/2026	(54)		(34,830,000)	(120,150)	(154,703)	34,553
S&P 500 Index		6,525.000	03/25/2026	(54)		(35,235,000)	(220,590)	(183,277)	(37,313)

				(927)			$(781,713)	$(1,495,357)	$713,644

Total written option contracts				(1,418)			$(1,035,149)	$(1,813,585)	$778,436

12	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
3 Month SOFR	$96.000	03/13/2026	1,922	$4,805,000	$1,717,787	$ 2,752,934	$(1,035,147)
3 Month SOFR	96.250	03/13/2026	727	1,817,500	195,381	910,436	(715,055)
3 Month SOFR	96.625	03/13/2026	615	1,537,500	7,688	916,240	(908,552)
3 Month SOFR	96.750	03/13/2026	480	1,200,000	3,000	781,114	(778,114)
3 Month SOFR	97.000	03/13/2026	1,854	4,635,000	11,588	749,898	(738,310)
3 Month SOFR	97.250	03/13/2026	1,368	3,420,000	8,550	1,371,174	(1,362,624)
3 Month SOFR	97.500	03/13/2026	363	907,500	2,268	118,686	(116,418)
3 Month SOFR	96.000	06/12/2026	1,712	4,280,000	2,289,800	2,734,522	(444,722)
3 Month SOFR	96.250	06/12/2026	658	1,645,000	468,825	935,558	(466,733)
3 Month SOFR	96.500	06/12/2026	408	1,020,000	117,300	449,600	(332,300)
3 Month SOFR	96.625	06/12/2026	580	1,450,000	108,750	914,846	(806,096)
3 Month SOFR	96.750	06/12/2026	494	1,235,000	67,925	766,846	(698,921)
3 Month SOFR	97.000	06/12/2026	998	2,495,000	81,087	663,131	(582,044)
3 Month SOFR	97.125	06/12/2026	408	1,020,000	28,050	209,900	(181,850)
3 Month SOFR	97.250	06/12/2026	1,469	3,672,500	82,631	700,654	(618,023)
3 Month SOFR	96.000	09/11/2026	1,600	4,000,000	3,100,000	2,747,337	352,663
3 Month SOFR	96.375	09/11/2026	658	1,645,000	670,338	947,402	(277,064)
3 Month SOFR	96.500	09/11/2026	1,245	3,112,500	996,000	1,413,440	(417,440)
3 Month SOFR	96.625	09/11/2026	559	1,397,500	349,375	930,634	(581,259)
3 Month SOFR	97.000	09/11/2026	1,398	3,495,000	436,875	1,086,190	(649,315)
3 Month SOFR	97.250	09/11/2026	1,143	2,857,500	250,031	745,190	(495,159)
3 Month SOFR	96.000	12/11/2026	2,008	5,020,000	4,743,900	4,045,036	698,864
3 Month SOFR	96.375	12/11/2026	620	1,550,000	910,625	962,438	(51,813)
3 Month SOFR	96.500	12/11/2026	2,891	7,227,500	3,559,544	4,082,654	(523,110)
3 Month SOFR	96.000	03/12/2027	1,952	4,880,000	5,026,400	4,103,026	923,374
3 Month SOFR	96.250	03/12/2027	1,302	3,255,000	2,604,000	2,606,552	(2,552)
3 Month SOFR	96.500	03/12/2027	1,232	3,080,000	1,824,900	1,641,665	183,235
3 Month SOFR	97.250	03/12/2027	4,239	10,597,500	2,516,906	1,995,833	521,073
3 Month SOFR	96.000	06/11/2027	1,731	4,327,500	4,684,519	3,725,043	959,476
3 Month SOFR	96.250	06/11/2027	1,302	3,255,000	2,799,300	2,671,652	127,648
3 Month SOFR	96.500	06/11/2027	4,249	10,622,500	7,063,963	6,284,041	779,922
3 Month SOFR	96.250	09/10/2027	1,323	3,307,500	2,976,750	2,681,668	295,082
3 Month SOFR	96.500	09/10/2027	3,685	9,212,500	6,563,906	5,815,135	748,771
3 Month SOFR	96.500	12/10/2027	4,565	11,412,500	8,388,187	7,415,047	973,140
3 Month SOFR	96.375	03/10/2028	4,021	10,052,500	8,318,444	7,390,869	927,575

TOTAL			55,779	$139,447,500	$72,974,593	$78,266,391	$(5,291,798)

The accompanying notes are an integral part of these consolidated financial statements.	13

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Consolidated Schedule of Investments (continued) February 28, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Currency Abbreviations:
AUD	—Australian Dollar
CAD	—Canadian Dollar
CHF	—Swiss Franc
DKK	—Denmark Krone
EUR	—Euro
GBP	—British Pound
HKD	—Hong Kong Dollar
ILS	—Israeli Shekel
JPY	—Japanese Yen
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
SEK	—Swedish Krona
SGD	—Singapore Dollar
USD	—U.S. Dollar

Investment Abbreviations:
ADR	—American Depositary Receipt
ETF	—Exchange Traded Fund
MSCI	—Morgan Stanley Capital International
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust
SpA	—Stand-by Purchase Agreement
SPDR	—Standard and Poor’s Depository Receipt

Abbreviations:
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC
SOFR	—Secured Overnight Financing Rate

14	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Consolidated Schedule of Investments February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – 39.5%

Aerospace & Defense – 1.0%
1,276	Axon Enterprise, Inc.*	$692,102
12,662	Boeing Co.*	2,880,985
4,100	General Dynamics Corp.	1,463,905
17,057	General Electric Co.	5,837,929
6,501	Howmet Aerospace, Inc.	1,706,708
635	Huntington Ingalls Industries, Inc.	282,270
3,025	L3Harris Technologies, Inc.	1,102,733
3,293	Lockheed Martin Corp.	2,167,057
2,169	Northrop Grumman Corp.	1,571,180
21,681	RTX Corp.	4,393,004
2,850	Textron, Inc.	281,153
911	TransDigm Group, Inc.	1,186,842

		23,565,868

Air Freight & Logistics – 0.1%
1,910	CH Robinson Worldwide, Inc.	353,827
2,167	Expeditors International of Washington, Inc.	314,280
3,510	FedEx Corp.	1,358,370
11,950	United Parcel Service, Inc. Class B	1,385,722

		3,412,199

Automobile Components* – 0.0%
3,494	Aptiv PLC	256,949

Automobiles – 0.9%
63,284	Ford Motor Co.	891,672
15,085	General Motors Co.	1,187,340
45,437	Tesla, Inc.*	18,288,847

		20,367,859

Banks – 1.3%
108,636	Bank of America Corp.	5,413,332
28,933	Citigroup, Inc.	3,188,127
6,945	Citizens Financial Group, Inc.	418,019
14,544	Fifth Third Bancorp	719,492
32,877	Huntington Bancshares, Inc.	552,334
44,019	JPMorgan Chase & Co.	13,218,906
15,022	KeyCorp	311,556
6,341	PNC Financial Services Group, Inc.	1,346,511
14,179	Regions Financial Corp.	394,602
20,686	Truist Financial Corp.	1,020,027
25,135	U.S. Bancorp	1,373,879
50,760	Wells Fargo & Co.	4,134,402

		32,091,187

Beverages – 0.5%
2,847	Brown-Forman Corp. Class B	82,165
62,602	Coca-Cola Co.	5,105,819
2,280	Constellation Brands, Inc. Class A	359,921
21,969	Keurig Dr. Pepper, Inc.	665,221
2,738	Molson Coors Beverage Co. Class B	134,135
11,533	Monster Beverage Corp.*	983,765
22,110	PepsiCo, Inc.	3,752,951

		11,083,977

Shares	Description	Value

Common Stocks – (continued)

Biotechnology – 0.7%
28,579	AbbVie, Inc.	$6,632,614
8,707	Amgen, Inc.	3,379,709
2,372	Biogen, Inc.*	454,997
20,062	Gilead Sciences, Inc.	2,988,235
2,667	Incyte Corp.*	270,087
5,622	Moderna, Inc.*	301,171
1,630	Regeneron Pharmaceuticals, Inc.	1,274,122
4,103	Vertex Pharmaceuticals, Inc.*	2,038,494

		17,339,429

Broadline Retail – 1.4%
157,305	Amazon.com, Inc.*	33,034,050
7,309	eBay, Inc.	664,096

		33,698,146

Building Products – 0.2%
1,833	A.O. Smith Corp.	142,974
1,391	Allegion PLC	224,160
1,788	Builders FirstSource, Inc.*	186,470
12,802	Carrier Global Corp.	824,449
9,882	Johnson Controls International PLC	1,425,973
516	Lennox International, Inc.	294,089
3,358	Masco Corp.	240,500
3,586	Trane Technologies PLC	1,657,879

		4,996,494

Capital Markets – 1.1%
1,502	Ameriprise Financial, Inc.	706,120
3,331	ARES Management Corp. Class A	373,105
11,276	Bank of New York Mellon Corp.	1,342,972
2,333	Blackrock, Inc.	2,480,516
11,941	Blackstone, Inc.	1,353,751
1,692	Cboe Global Markets, Inc.	507,126
27,009	Charles Schwab Corp.	2,571,257
5,831	CME Group, Inc.	1,863,004
3,689	Coinbase Global, Inc. Class A*	648,711
606	FactSet Research Systems, Inc.	131,387
4,970	Franklin Resources, Inc.	131,904
7,202	Interactive Brokers Group, Inc. Class A	512,710
9,220	Intercontinental Exchange, Inc.	1,513,279
7,197	Invesco Ltd.	188,993
11,098	KKR & Co., Inc.	973,073
2,481	Moody’s Corp.	1,184,901
19,532	Morgan Stanley	3,252,273
1,215	MSCI, Inc.	694,773
7,294	Nasdaq, Inc.	638,808
3,058	Northern Trust Corp.	437,569
2,851	Raymond James Financial, Inc.	436,431
12,716	Robinhood Markets, Inc. Class A*	964,509
5,013	S&P Global, Inc.	2,215,144
4,517	State Street Corp.	580,977

		25,703,293

Chemicals – 0.5%
3,599	Air Products & Chemicals, Inc.	992,136
1,903	Albemarle Corp.	340,009

The accompanying notes are an integral part of these consolidated financial statements.	15

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Consolidated Schedule of Investments (continued) February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Chemicals – (continued)
2,522	CF Industries Holdings, Inc.	$251,040
10,927	Corteva, Inc.	875,471
11,493	Dow, Inc.	353,180
6,775	DuPont de Nemours, Inc.	339,021
4,122	Ecolab, Inc.	1,271,019
4,141	International Flavors & Fragrances, Inc.	340,514
7,551	Linde PLC	3,836,512
4,164	LyondellBasell Industries NV Class A	239,513
5,133	Mosaic Co.	142,903
3,629	PPG Industries, Inc.	447,347
3,728	Sherwin-Williams Co.	1,351,736

		10,780,401

Commercial Services & Supplies – 0.2%
5,524	Cintas Corp.	1,111,042
14,398	Copart, Inc.*	548,420
3,254	Republic Services, Inc.	745,166
4,746	Rollins, Inc.	288,984
4,015	Veralto Corp.	391,181
5,993	Waste Management, Inc.	1,443,354

		4,528,147

Communications Equipment – 0.4%
16,698	Arista Networks, Inc.*	2,229,183
2,281	Ciena Corp.*	795,385
63,722	Cisco Systems, Inc.	5,063,350
933	F5, Inc.*	253,179
2,693	Motorola Solutions, Inc.	1,298,726

		9,639,823

Construction & Engineering – 0.1%
569	Comfort Systems USA, Inc.	813,311
724	EMCOR Group, Inc.	524,625
2,411	Quanta Services, Inc.	1,357,586

		2,695,522

Construction Materials – 0.1%
975	Martin Marietta Materials, Inc.	659,656
2,137	Vulcan Materials Co.	662,470

		1,322,126

Consumer Finance – 0.2%
8,688	American Express Co.	2,683,723
10,280	Capital One Financial Corp.	2,011,179
5,824	Synchrony Financial	402,497

		5,097,399

Consumer Staples Distribution & Retail – 0.8%
7,166	Costco Wholesale Corp.	7,243,321
3,559	Dollar General Corp.	556,058
3,067	Dollar Tree, Inc.*	387,914
9,858	Kroger Co.	672,710
7,743	Sysco Corp.	705,852
7,348	Target Corp.	836,129

Shares	Description	Value

Common Stocks – (continued)

Consumer Staples Distribution & Retail – (continued)
70,907	Walmart, Inc.	$9,072,551

		19,474,535

Containers & Packaging – 0.1%
7,465	Amcor PLC	361,530
1,250	Avery Dennison Corp.	245,438
4,333	Ball Corp.	290,874
8,538	International Paper Co.	371,830
1,445	Packaging Corp. of America	335,442
8,444	Smurfit Westrock PLC	396,952

		2,002,066

Distributors – 0.0%
2,249	Genuine Parts Co.	268,216
530	Pool Corp.	120,405

		388,621

Diversified Telecommunication Services – 0.4%
114,638	AT&T, Inc.	3,211,011
58,770	Comcast Corp. Class A	1,819,519
68,180	Verizon Communications, Inc.	3,418,545

		8,449,075

Electric Utilities – 0.7%
4,157	Alliant Energy Corp.	300,717
8,655	American Electric Power Co., Inc.	1,158,212
5,050	Constellation Energy Corp.	1,665,894
12,575	Duke Energy Corp.	1,645,439
6,222	Edison International	465,032
7,222	Entergy Corp.	773,549
3,723	Evergy, Inc.	311,466
6,067	Eversource Energy	462,366
16,337	Exelon Corp.	808,191
8,407	FirstEnergy Corp.	430,102
33,676	NextEra Energy, Inc.	3,157,799
3,099	NRG Energy, Inc.	554,597
35,541	PG&E Corp.	675,279
1,935	Pinnacle West Capital Corp.	194,081
11,962	PPL Corp.	466,279
17,805	Southern Co.	1,733,851
9,565	Xcel Energy, Inc.	797,338

		15,600,192

Electrical Equipment – 0.4%
3,722	AMETEK, Inc.	890,377
6,280	Eaton Corp. PLC	2,360,778
9,084	Emerson Electric Co.	1,369,413
4,387	GE Vernova, Inc.	3,832,483
949	Generac Holdings, Inc.*	213,876
859	Hubbell, Inc.	439,490
1,815	Rockwell Automation, Inc.	739,522

		9,845,939

Electronic Equipment, Instruments & Components – 0.3%
19,793	Amphenol Corp. Class A	2,890,966
2,105	CDW Corp.	258,157
12,616	Corning, Inc.	1,897,194
1,728	Jabil, Inc.	457,903

16	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Shares	Description	Value

Common Stocks – (continued)

Electronic Equipment, Instruments & Components – (continued)
2,779	Keysight Technologies, Inc.*	$854,070
4,757	TE Connectivity PLC	1,094,823
759	Teledyne Technologies, Inc.*	516,955
819	Zebra Technologies Corp. Class A*	183,423

		8,153,491

Energy Equipment & Services – 0.1%
15,956	Baker Hughes Co.	1,041,289
13,609	Halliburton Co.	489,924
24,157	SLB Ltd.	1,240,220

		2,771,433

Entertainment – 0.5%
3,630	Electronic Arts, Inc.	728,069
2,553	Live Nation Entertainment, Inc.*	413,943
68,518	Netflix, Inc.*	6,594,172
2,809	Take-Two Interactive Software, Inc.*	594,047
1,072	TKO Group Holdings, Inc.	239,989
28,868	Walt Disney Co.	3,061,163
40,069	Warner Bros Discovery, Inc.*	1,128,744

		12,760,127

Financial Services – 1.4%
7,508	Apollo Global Management, Inc.	785,337
29,652	Berkshire Hathaway, Inc. Class B*	14,972,778
8,856	Block, Inc.*	564,127
1,131	Corpay, Inc.*	367,688
8,697	Fiserv, Inc.*	541,736
3,828	Global Payments, Inc.	292,689
1,170	Jack Henry & Associates, Inc.	190,078
13,259	Mastercard, Inc. Class A	6,857,687
15,130	PayPal Holdings, Inc.	699,157
27,289	Visa, Inc. Class A	8,736,301

		34,007,578

Food Products – 0.2%
7,771	Archer-Daniels-Midland Co.	536,510
2,189	Bunge Global SA	264,103
3,177	Campbell’s Co.	85,620
7,735	Conagra Brands, Inc.	148,899
8,625	General Mills, Inc.	390,109
2,396	Hershey Co.	566,127
4,714	Hormel Foods Corp.	120,678
1,725	J.M. Smucker Co.	200,014
13,781	Kraft Heinz Co.	339,150
2,253	Lamb Weston Holdings, Inc.	108,572
4,095	McCormick & Co., Inc.	290,909
20,865	Mondelez International, Inc. Class A	1,284,867
4,577	Tyson Foods, Inc. Class A	297,459

		4,633,017

Gas Utilities – 0.0%
2,596	Atmos Energy Corp.	484,907

Ground Transportation – 0.3%
30,111	CSX Corp.	1,285,439

Shares	Description	Value

Common Stocks – (continued)

Ground Transportation – (continued)
1,216	JB Hunt Transport Services, Inc.	$283,826
3,628	Norfolk Southern Corp.	1,141,877
2,975	Old Dominion Freight Line, Inc.	604,074
33,599	Uber Technologies, Inc.*	2,534,036
9,592	Union Pacific Corp.	2,541,688

		8,390,940

Health Care Equipment & Supplies – 0.8%
28,118	Abbott Laboratories	3,271,529
1,079	Align Technology, Inc.*	205,118
8,312	Baxter International, Inc.	169,315
4,635	Becton Dickinson & Co.	817,985
23,971	Boston Scientific Corp.*	1,842,171
3,215	Cooper Cos., Inc.*	268,999
6,307	Dexcom, Inc.*	463,123
9,384	Edwards Lifesciences Corp.*	811,435
7,366	GE HealthCare Technologies, Inc.	620,733
3,599	Hologic, Inc.*	271,221
1,291	IDEXX Laboratories, Inc.*	847,838
1,138	Insulet Corp.*	280,642
5,732	Intuitive Surgical, Inc.*	2,886,119
20,740	Medtronic PLC	2,025,468
2,360	ResMed, Inc.	604,774
2,384	Solventum Corp.*	176,893
1,587	STERIS PLC	400,480
5,565	Stryker Corp.	2,156,215
3,205	Zimmer Biomet Holdings, Inc.	315,500

		18,435,558

Health Care Providers & Services – 0.7%
3,842	Cardinal Health, Inc.	880,702
3,135	Cencora, Inc.	1,166,659
7,551	Centene Corp.*	338,889
4,319	Cigna Group	1,251,733
20,527	CVS Health Corp.	1,640,107
571	DaVita, Inc.*	89,247
3,594	Elevance Health, Inc.	1,150,080
2,583	HCA Healthcare, Inc.	1,368,215
1,618	Henry Schein, Inc.*	133,307
1,945	Humana, Inc.	370,600
1,341	Labcorp Holdings, Inc.	387,710
1,996	McKesson Corp.	1,970,790
831	Molina Healthcare, Inc.*	128,016
1,799	Quest Diagnostics, Inc.	381,226
14,648	UnitedHealth Group, Inc.	4,295,819
893	Universal Health Services, Inc. Class B	184,047

		15,737,147

Health Care REITs – 0.1%
2,515	Alexandria Real Estate Equities,
	Inc.	135,911
11,237	Healthpeak Properties, Inc.	198,670
7,596	Ventas, Inc.	654,471
11,098	Welltower, Inc.	2,298,618

		3,287,670

The accompanying notes are an integral part of these consolidated financial statements.	17

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Consolidated Schedule of Investments (continued) February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Hotel & Resort REITs – 0.0%
10,342	Host Hotels & Resorts, Inc.	$202,600

Hotels, Restaurants & Leisure – 0.7%
6,877	Airbnb, Inc. Class A*	929,151
521	Booking Holdings, Inc.	2,208,701
17,558	Carnival Corp.	553,955
21,381	Chipotle Mexican Grill, Inc.*	795,801
1,881	Darden Restaurants, Inc.	402,252
503	Domino’s Pizza, Inc.	202,463
6,045	DoorDash, Inc. Class A*	1,066,761
1,892	Expedia Group, Inc.	408,086
3,759	Hilton Worldwide Holdings, Inc.	1,171,981
4,920	Las Vegas Sands Corp.	279,062
3,602	Marriott International, Inc. Class A	1,230,911
11,516	McDonald’s Corp.	3,927,647
3,317	MGM Resorts International*	122,265
7,362	Norwegian Cruise Line Holdings Ltd.*	182,504
4,101	Royal Caribbean Cruises Ltd.	1,275,247
18,384	Starbucks Corp.	1,802,000
1,365	Wynn Resorts Ltd.	147,679
4,490	Yum! Brands, Inc.	755,038

		17,461,504

Household Durables – 0.1%
4,428	DR Horton, Inc.	710,207
2,644	Garmin Ltd.	668,483
3,489	Lennar Corp. Class A	399,002
46	NVR, Inc.*	345,818
3,152	PulteGroup, Inc.	432,454

		2,555,964

Household Products – 0.4%
3,883	Church & Dwight Co., Inc.	407,171
1,972	Clorox Co.	250,760
13,034	Colgate-Palmolive Co.	1,292,191
5,366	Kimberly-Clark Corp.	597,987
37,785	Procter & Gamble Co.	6,317,652

		8,865,761

Independent Power and Renewable Electricity Producers – 0.0%
11,515	AES Corp.	198,979
5,150	Vistra Corp.	895,534

		1,094,513

Industrial Conglomerates – 0.2%
8,590	3M Co.	1,420,099
10,266	Honeywell International, Inc.	2,500,695

		3,920,794

Industrial REITs – 0.1%
15,020	Prologis, Inc.	2,141,401

Insurance – 0.7%
7,628	Aflac, Inc.	861,430
4,231	Allstate Corp.	907,634
8,725	American International Group, Inc.	702,275
3,476	Aon PLC Class A	1,166,094
5,839	Arch Capital Group Ltd.*	584,776

Shares	Description	Value

Common Stocks – (continued)

Insurance – (continued)
4,153	Arthur J Gallagher & Co.	$947,715
810	Assurant, Inc.	185,968
4,748	Brown & Brown, Inc.	341,001
5,918	Chubb Ltd.	2,017,209
2,523	Cincinnati Financial Corp.	413,722
411	Erie Indemnity Co. Class A	110,740
679	Everest Group Ltd.	227,798
1,287	Globe Life, Inc.	186,950
4,506	Hartford Insurance Group, Inc.	634,580
2,740	Loews Corp.	301,455
7,922	Marsh & McLennan Cos., Inc.	1,479,354
8,950	MetLife, Inc.	645,026
3,233	Principal Financial Group, Inc.	308,493
9,482	Progressive Corp.	2,025,924
5,660	Prudential Financial, Inc.	556,831
3,607	Travelers Cos., Inc.	1,113,264
4,855	W.R. Berkley Corp.	348,103
1,548	Willis Towers Watson PLC	472,403

		16,538,745

Interactive Media & Services – 3.2%
75,192	Alphabet, Inc. Class C	23,417,045
94,078	Alphabet, Inc. Class A	29,329,757
3,817	Match Group, Inc.	120,617
35,217	Meta Platforms, Inc. Class A	22,826,955

		75,694,374

IT Services – 0.3%
10,028	Accenture PLC Class A	2,093,044
2,326	Akamai Technologies, Inc.*	228,855
7,804	Cognizant Technology Solutions Corp. Class A	502,812
893	EPAM Systems, Inc.*	125,913
1,165	Gartner, Inc.*	183,138
2,185	GoDaddy, Inc. Class A*	190,445
15,115	International Business Machines Corp.	3,630,774
1,349	VeriSign, Inc.	307,491

		7,262,472

Leisure Products – 0.0%
2,156	Hasbro, Inc.	214,716

Life Sciences Tools & Services – 0.3%
4,584	Agilent Technologies, Inc.	556,406
2,520	Bio-Techne Corp.	148,680
796	Charles River Laboratories
	International, Inc.*	142,078
10,165	Danaher Corp.	2,141,156
2,754	IQVIA Holdings, Inc.*	492,443
330	Mettler-Toledo International, Inc.*	451,008
1,833	Revvity, Inc.	180,202
6,075	Thermo Fisher Scientific, Inc.	3,165,743
1,590	Waters Corp.*	507,814
1,163	West Pharmaceutical Services, Inc.	295,797

		8,081,327

18	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Shares	Description	Value

Common Stocks – (continued)

Machinery – 0.8%
7,567	Caterpillar, Inc.	$5,620,995
2,232	Cummins, Inc.	1,303,198
4,065	Deere & Co.	2,559,771
2,218	Dover Corp.	500,159
5,136	Fortive Corp.	304,051
1,210	IDEX Corp.	253,459
4,269	Illinois Tool Works, Inc.	1,240,699
5,814	Ingersoll Rand, Inc.	547,330
863	Nordson Corp.	253,239
6,302	Otis Worldwide Corp.	583,313
8,493	PACCAR, Inc.	1,070,882
2,040	Parker-Hannifin Corp.	2,058,727
2,646	Pentair PLC	262,457
841	Snap-on, Inc.	323,970
2,505	Stanley Black & Decker, Inc.	216,657
2,764	Westinghouse Air Brake Technologies Corp.	729,558
3,937	Xylem, Inc.	510,078

		18,338,543

Media – 0.1%
1,423	Charter Communications, Inc. Class A*	333,878
3,364	Fox Corp. Class A	189,528
2,396	Fox Corp. Class B	123,945
6,055	News Corp. Class A	147,076
1,996	News Corp. Class B	53,453
5,158	Omnicom Group, Inc.	439,926
5,025	Paramount Skydance Corp. Class B	67,888
7,120	Trade Desk, Inc. Class A*	169,598

		1,525,292

Metals & Mining – 0.2%
23,219	Freeport-McMoRan, Inc.	1,580,749
17,646	Newmont Corp.	2,293,980
3,701	Nucor Corp.	654,633
2,220	Steel Dynamics, Inc.	428,749

		4,958,111

Multi-Utilities – 0.3%
4,374	Ameren Corp.	495,487
10,557	CenterPoint Energy, Inc.	459,229
4,921	CMS Energy Corp.	384,182
5,836	Consolidated Edison, Inc.	656,667
13,808	Dominion Energy, Inc.	871,837
3,358	DTE Energy Co.	497,790
7,716	NiSource, Inc.	364,967
8,071	Public Service Enterprise Group, Inc.	694,671
10,554	Sempra	1,016,033
5,260	WEC Energy Group, Inc.	615,210

		6,056,073

Office REITs – 0.0%
2,383	BXP, Inc.	137,213

Shares	Description	Value

Common Stocks – (continued)

Oil, Gas & Consumable Fuels – 1.3%
5,735	APA Corp.	$174,172
30,605	Chevron Corp.	5,715,790
19,982	ConocoPhillips	2,267,158
12,312	Coterra Energy, Inc.	376,624
10,144	Devon Energy Corp.	441,568
3,012	Diamondback Energy, Inc.	524,329
8,774	EOG Resources, Inc.	1,088,678
10,091	EQT Corp.	619,789
3,851	Expand Energy Corp.	415,600
68,192	Exxon Mobil Corp.	10,399,280
31,658	Kinder Morgan, Inc.	1,053,262
4,861	Marathon Petroleum Corp.	963,499
11,630	Occidental Petroleum Corp.	617,320
10,175	ONEOK, Inc.	842,185
6,515	Phillips 66	1,005,460
3,471	Targa Resources Corp.	818,462
936	Texas Pacific Land Corp.	490,735
4,932	Valero Energy Corp.	1,009,284
19,747	Williams Cos., Inc.	1,475,496

		30,298,691

Passenger Airlines – 0.1%
10,489	Delta Air Lines, Inc.	689,127
8,362	Southwest Airlines Co.	411,912
5,235	United Airlines Holdings, Inc.*	556,481

		1,657,520

Personal Products – 0.0%
3,975	Estee Lauder Cos., Inc. Class A	435,143
30,979	Kenvue, Inc.	592,319

		1,027,462

Pharmaceuticals – 1.4%
32,918	Bristol-Myers Squibb Co.	2,053,096
12,841	Eli Lilly & Co.	13,508,604
38,959	Johnson & Johnson	9,678,584
40,135	Merck & Co., Inc.	4,969,516
91,939	Pfizer, Inc.	2,542,113
18,624	Viatris, Inc.	278,056
7,126	Zoetis, Inc.	934,219

		33,964,188

Professional Services – 0.2%
6,540	Automatic Data Processing, Inc.	1,401,914
1,888	Broadridge Financial Solutions, Inc.	350,922
1,979	Equifax, Inc.	413,532
1,933	Jacobs Solutions, Inc.	266,483
2,067	Leidos Holdings, Inc.	361,932
5,238	Paychex, Inc.	490,539
790	Paycom Software, Inc.	99,406
2,254	Verisk Analytics, Inc.	467,863

		3,852,591

Real Estate Management & Development* – 0.0%
4,740	CBRE Group, Inc. Class A	699,909

The accompanying notes are an integral part of these consolidated financial statements.	19

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Consolidated Schedule of Investments (continued) February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Real Estate Management & Development* – (continued)
6,853	CoStar Group, Inc.	$305,849

		1,005,758

Residential REITs – 0.1%
2,287	AvalonBay Communities, Inc.	405,325
1,720	Camden Property Trust	186,345
5,599	Equity Residential	353,913
1,041	Essex Property Trust, Inc.	265,569
9,120	Invitation Homes, Inc.	240,221
1,893	Mid-America Apartment Communities, Inc.	253,397
4,863	UDR, Inc.	182,362

		1,887,132

Retail REITs – 0.1%
1,269	Federal Realty Investment Trust	138,029
10,950	Kimco Realty Corp.	257,873
14,875	Realty Income Corp.	996,625
2,662	Regency Centers Corp.	210,298
5,279	Simon Property Group, Inc.	1,076,124

		2,678,949

Semiconductors & Semiconductor Equipment – 5.7%
26,326	Advanced Micro Devices, Inc.*	5,270,728
7,955	Analog Devices, Inc.	2,830,309
12,882	Applied Materials, Inc.	4,795,969
76,361	Broadcom, Inc.	24,401,158
1,735	First Solar, Inc.*	342,142
72,504	Intel Corp.*	3,306,907
2,125	KLA Corp.	3,239,669
20,310	Lam Research Corp.	4,750,306
8,739	Microchip Technology, Inc.	652,279
18,150	Micron Technology, Inc.	7,484,516
775	Monolithic Power Systems, Inc.	885,624
392,935	NVIDIA Corp.	69,624,153
4,070	NXP Semiconductors NV	923,931
6,507	ON Semiconductor Corp.*	432,585
3,387	Qnity Electronics, Inc. Class W/I	429,336
17,318	QUALCOMM, Inc.	2,465,390
2,404	Skyworks Solutions, Inc.	143,230
2,532	Teradyne, Inc.	810,316
14,693	Texas Instruments, Inc.	3,116,532

		135,905,080

Software – 3.2%
6,769	Adobe, Inc.*	1,776,253
4,377	AppLovin Corp. Class A*	1,902,988
3,444	Autodesk, Inc.*	846,776
4,402	Cadence Design Systems, Inc.*	1,326,763
4,058	Crowdstrike Holdings, Inc. Class A*	1,509,495
5,262	Datadog, Inc. Class A*	589,134
383	Fair Isaac Corp.*	539,785
10,221	Fortinet, Inc.*	807,766
9,075	Gen Digital, Inc.	204,823
4,508	Intuit, Inc.	1,843,907
120,183	Microsoft Corp.	47,200,671
27,198	Oracle Corp.	3,954,589

Shares	Description	Value

Common Stocks – (continued)

Software – (continued)
36,938	Palantir Technologies, Inc. Class A*	$5,067,524
12,856	Palo Alto Networks, Inc.*	1,914,516
1,937	PTC, Inc.*	303,315
1,741	Roper Technologies, Inc.	608,880
15,394	Salesforce, Inc.	2,998,597
16,775	ServiceNow, Inc.*	1,811,868
3,004	Synopsys, Inc.*	1,243,656
3,847	Trimble, Inc.*	257,249
696	Tyler Technologies, Inc.*	246,864
3,509	Workday, Inc. Class A*	469,364

		77,424,783

Specialized REITs – 0.3%
7,570	American Tower Corp.	1,452,380
7,042	Crown Castle, Inc.	630,541
5,221	Digital Realty Trust, Inc.	925,161
1,588	Equinix, Inc.	1,547,125
3,432	Extra Space Storage, Inc.	518,335
4,780	Iron Mountain, Inc.	517,817
2,554	Public Storage	784,231
1,723	SBA Communications Corp.	346,599
17,283	VICI Properties, Inc.	522,119
11,656	Weyerhaeuser Co.	285,922

		7,530,230

Specialty Retail – 0.7%
269	AutoZone, Inc.*	1,010,251
3,160	Best Buy Co., Inc.	195,825
2,287	Carvana Co.*	764,224
16,096	Home Depot, Inc.	6,128,069
9,069	Lowe’s Cos., Inc.	2,399,385
13,649	O’Reilly Automotive, Inc.*	1,281,368
5,259	Ross Stores, Inc.	1,081,461
17,996	TJX Cos., Inc.	2,909,233
8,544	Tractor Supply Co.	442,921
725	Ulta Beauty, Inc.*	496,473
1,969	Williams-Sonoma, Inc.	404,925

		17,114,135

Technology Hardware, Storage & Peripherals – 2.9%
238,936	Apple, Inc.	63,122,112
4,874	Dell Technologies, Inc. Class C	721,742
21,336	Hewlett Packard Enterprise Co.	458,084
15,114	HP, Inc.	287,015
3,228	NetApp, Inc.	319,669
2,387	Sandisk Corp.*	1,516,604
3,523	Seagate Technology Holdings PLC	1,436,820
8,109	Super Micro Computer, Inc.*	262,651
5,529	Western Digital Corp.	1,546,461

		69,671,158

Textiles, Apparel & Luxury Goods – 0.1%
2,357	Deckers Outdoor Corp.*	276,405
1,745	Lululemon Athletica, Inc.*	323,122
19,231	NIKE, Inc. Class B	1,195,784
627	Ralph Lauren Corp.	227,350

20	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Shares	Description	Value

Common Stocks – (continued)

Textiles, Apparel & Luxury Goods – (continued)
3,309	Tapestry, Inc.	$514,450

		2,537,111

Tobacco – 0.3%
27,144	Altria Group, Inc.	1,874,022
25,171	Philip Morris International, Inc.	4,702,698

		6,576,720

Trading Companies & Distributors – 0.1%
18,564	Fastenal Co.	854,687
1,029	United Rentals, Inc.	864,360
707	WW Grainger, Inc.	809,324

		2,528,371

Water Utilities – 0.0%
3,155	American Water Works Co., Inc.	429,175

Wireless Telecommunication Services – 0.1%
7,777	T-Mobile U.S., Inc.	1,688,309

TOTAL COMMON STOCKS (Cost $907,415,237)		$943,827,881

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations(a) – 47.6%

U.S. Treasury Bills
$120,000,000	0.000%	03/19/26	$119,794,901
85,000,000	0.000	03/26/26	84,794,581
165,000,000	0.000	04/23/26	164,139,740
115,000,000	0.000	05/14/26	114,163,023
154,208,500	0.000	06/11/26	152,667,990

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations(a) – (continued)

$ 88,131,500	0.000%	06/16/26	$87,204,889
72,880,100	0.000	06/18/26	72,099,693
73,155,200	0.000	07/02/26	72,271,208
146,396,100	0.000	07/09/26	144,529,299
126,000,000	0.000	07/23/26	124,232,434

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,135,833,743)			$1,135,897,758

Shares	Dividend Rate	Value

Investment Company(b) – 6.3%

Goldman Sachs Financial Square Government Fund — Institutional Shares
149,791,123	3.589%	$149,791,123
(Cost $149,791,123)

TOTAL INVESTMENTS – 93.4% (Cost $2,193,040,103)		$2,229,516,762

OTHER ASSETS IN EXCESS OF LIABILITIES – 6.6%		156,867,992

NET ASSETS – 100.0%		$2,386,384,754

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(b)	Represents an affiliated issuer.

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At February 28, 2026, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	AUD	118,640,000	USD	81,814,623	03/18/26	$2,609,227
	CHF	79,220,000	USD	100,358,685	03/18/26	2,920,127
	EUR	86,070,000	USD	101,314,892	03/18/26	491,393
	USD	11,327,479	AUD	15,910,000	03/18/26	5,973
	USD	63,671,951	EUR	53,480,000	03/18/26	414,136

TOTAL						$6,440,856

The accompanying notes are an integral part of these consolidated financial statements.	21

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Consolidated Schedule of Investments (continued) February 28, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	CAD	76,260,000	USD	56,346,481	03/18/26	$(393,349)
	CHF	51,300,000	USD	66,923,952	03/18/26	(44,337)
	GBP	35,930,000	USD	49,305,887	03/18/26	(882,449)
	JPY	8,798,510,000	USD	57,268,139	03/18/26	(832,379)
	NZD	204,910,000	USD	124,141,328	03/18/26	(1,128,101)
	USD	19,450,406	AUD	29,470,000	03/18/26	(1,520,353)
	USD	136,129,582	CAD	187,620,000	03/18/26	(1,530,089)
	USD	153,644,190	CHF	117,940,000	03/18/26	(113,739)
	USD	173,437,178	GBP	129,320,000	03/18/26	(849,465)
	USD	44,993,772	JPY	7,016,360,000	03/18/26	(10,849)
	USD	136,319,885	NZD	235,570,000	03/18/26	(5,099,401)

TOTAL						$(12,404,511)

FUTURES CONTRACTS — At February 28, 2026, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.K. Long Gilt	358	06/26/26	$45,196,757	$399,785
10 Year U.S. Treasury Notes	12,978	06/18/26	1,477,058,625	6,076,686
2 Year U.S. Treasury Notes	86	06/30/26	17,997,516	26,258
5 Year U.S. Treasury Notes	27	06/30/26	2,973,797	10,289
CBOE Volatility Index	53	04/15/26	1,121,008	31,858
Japan 10 Year Government Bonds	33	03/13/26	28,062,626	55,326
S&P 500 E-Mini Index	803	03/20/26	276,593,350	(700,938)

Total				$5,899,264

Short position contracts:
20 Year U.S. Treasury Bonds	(24)	06/18/26	(2,843,250)	(20,297)
5 Year German Euro-Bund	(182)	03/06/26	(28,006,121)	(196,180)
Australian 10 Year Government Bonds	(535)	03/16/26	(42,098,507)	(427,085)

Total				$(643,562)

TOTAL FUTURES CONTRACTS				$5,255,702

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At February 28, 2026, the Fund had the following purchased and written options:

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts Calls
S&P 500 Index	$ 6,970.000	03/06/2026	33	$23,001,000	$52,965	$ 48,405	$ 4,560
S&P 500 Index	6,990.000	03/06/2026	1	699,000	945	2,066	(1,121)
S&P 500 Index	6,995.000	03/06/2026	75	52,462,500	61,875	116,086	(54,211)
S&P 500 Index	7,025.000	03/06/2026	27	18,967,500	7,695	53,570	(45,875)

22	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

S&P 500 Index	$ 7,030.000	03/06/2026	12	$8,436,000	$ 2,760	$ 28,689	$ (25,929)
S&P 500 Index	7,055.000	03/06/2026	2	1,411,000	145	4,522	(4,377)
S&P 500 Index	7,060.000	03/06/2026	30	21,180,000	1,725	75,522	(73,797)
S&P 500 Index	7,070.000	03/06/2026	9	6,363,000	315	22,957	(22,642)
S&P 500 Index	7,110.000	03/06/2026	6	4,266,000	60	16,865	(16,805)
S&P 500 Index	7,125.000	03/06/2026	4	2,850,000	30	8,243	(8,213)
S&P 500 Index	7,140.000	03/06/2026	25	17,850,000	188	54,769	(54,581)
S&P 500 Index	7,010.000	03/13/2026	15	10,515,000	31,275	28,841	2,434
S&P 500 Index	7,025.000	03/13/2026	26	18,265,000	41,470	63,339	(21,869)
S&P 500 Index	7,030.000	03/13/2026	37	26,011,000	54,020	75,348	(21,328)
S&P 500 Index	7,050.000	03/13/2026	11	7,755,000	11,000	28,058	(17,058)
S&P 500 Index	7,060.000	03/13/2026	5	3,530,000	4,050	13,554	(9,504)
S&P 500 Index	7,080.000	03/13/2026	1	708,000	505	2,721	(2,216)
S&P 500 Index	7,090.000	03/13/2026	14	9,926,000	5,530	39,190	(33,660)
S&P 500 Index	7,150.000	03/13/2026	2	1,430,000	185	5,022	(4,837)
S&P 500 Index	7,175.000	03/13/2026	26	18,655,000	1,430	62,420	(60,990)
S&P 500 Index	7,050.000	03/20/2026	7	4,935,000	16,205	15,195	1,010
S&P 500 Index	7,060.000	03/20/2026	14	9,884,000	28,350	37,090	(8,740)
S&P 500 Index	7,070.000	03/20/2026	18	12,726,000	31,770	40,874	(9,104)
S&P 500 Index	7,090.000	03/20/2026	6	4,254,000	7,950	15,485	(7,535)
S&P 500 Index	7,120.000	03/20/2026	26	18,512,000	21,320	67,239	(45,919)
S&P 500 Index	7,080.000	03/27/2026	3	2,124,000	8,085	7,772	313
S&P 500 Index	7,100.000	03/27/2026	9	6,390,000	19,305	24,207	(4,902)
S&P 500 Index	7,150.000	03/27/2026	25	17,875,000	28,375	66,139	(37,764)

			469		$ 439,528	$ 1,024,188	$ (584,660)

Puts
S&P 500 Index	5,200.000	03/02/2026	344	178,880,000	860	72,928	(72,068)
S&P 500 Index	5,600.000	03/03/2026	345	193,200,000	3,450	90,390	(86,940)
S&P 500 Index	5,400.000	03/04/2026	345	186,300,000	5,175	145,091	(139,916)
S&P 500 Index	5,000.000	03/05/2026	348	174,000,000	3,480	82,913	(79,433)
S&P 500 Index	5,000.000	03/06/2026	350	175,000,000	5,250	97,444	(92,194)
S&P 500 Index	5,200.000	03/09/2026	352	183,040,000	14,960	85,102	(70,142)
S&P 500 Index	5,400.000	03/10/2026	346	186,840,000	25,950	86,266	(60,316)
S&P 500 Index	5,200.000	03/11/2026	345	179,400,000	23,287	79,969	(56,682)
S&P 500 Index	5,200.000	03/12/2026	347	180,440,000	26,892	78,335	(51,443)
S&P 500 Index	4,800.000	03/13/2026	349	167,520,000	16,577	72,243	(55,666)
S&P 500 Index	5,000.000	03/16/2026	351	175,500,000	28,080	86,153	(58,073)
S&P 500 Index	5,000.000	03/17/2026	352	176,000,000	32,560	77,745	(45,185)
S&P 500 Index	5,200.000	03/18/2026	351	182,520,000	50,895	92,755	(41,860)
S&P 500 Index	5,000.000	03/19/2026	350	175,000,000	42,875	86,600	(43,725)
S&P 500 Index	5,050.000	03/20/2026	350	176,750,000	48,125	72,528	(24,403)
S&P 500 Index	5,000.000	03/23/2026	349	174,500,000	55,840	83,411	(27,571)
S&P 500 Index	5,000.000	03/24/2026	351	175,500,000	61,425	68,708	(7,283)
S&P 500 Index	5,200.000	03/25/2026	348	180,960,000	90,480	80,067	10,413
S&P 500 Index	5,000.000	03/26/2026	348	174,000,000	73,080	73,958	(878)
S&P 500 Index	5,000.000	03/27/2026	345	172,500,000	78,487	92,115	(13,628)

			6,966		$ 687,728	$ 1,704,721	$(1,016,993)

Total purchased option contracts			7,435		$ 1,127,256	$ 2,728,909	$(1,601,653)

The accompanying notes are an integral part of these consolidated financial statements.	23

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Consolidated Schedule of Investments (continued) February 28, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Puts
S&P 500 Index	$ 6,250.000	03/02/2026	(1,401)	$ (875,625,000)	$ (24,518)	$ (221,359)	$ 196,841
S&P 500 Index	6,375.000	03/03/2026	(1,408)	(897,600,000)	(84,480)	(257,664)	173,184
S&P 500 Index	6,470.000	03/04/2026	(1,396)	(903,212,000)	(237,320)	(283,388)	46,068
S&P 500 Index	6,325.000	03/05/2026	(1,398)	(884,235,000)	(188,730)	(241,854)	53,124
S&P 500 Index	6,300.000	03/06/2026	(1,382)	(870,660,000)	(272,945)	(363,466)	90,521
S&P 500 Index	6,620.000	03/06/2026	(18)	(11,916,000)	(23,310)	(74,226)	50,916
S&P 500 Index	6,640.000	03/06/2026	(43)	(28,552,000)	(63,855)	(272,928)	209,073
S&P 500 Index	6,665.000	03/06/2026	(38)	(25,327,000)	(66,500)	(132,121)	65,621
S&P 500 Index	6,685.000	03/06/2026	(71)	(47,463,500)	(141,645)	(173,477)	31,832
S&P 500 Index	6,690.000	03/06/2026	(53)	(35,457,000)	(109,975)	(178,410)	68,435
S&P 500 Index	6,725.000	03/06/2026	(31)	(20,847,500)	(79,825)	(122,097)	42,272
S&P 500 Index	6,625.000	03/13/2026	(17)	(11,262,500)	(52,360)	(71,747)	19,387
S&P 500 Index	6,635.000	03/13/2026	(27)	(17,914,500)	(86,940)	(91,210)	4,270
S&P 500 Index	6,640.000	03/13/2026	(22)	(14,608,000)	(72,380)	(91,663)	19,283
S&P 500 Index	6,680.000	03/13/2026	(43)	(28,724,000)	(166,625)	(197,818)	31,193
S&P 500 Index	6,720.000	03/13/2026	(48)	(32,256,000)	(219,360)	(154,564)	(64,796)
S&P 500 Index	6,585.000	03/20/2026	(44)	(28,974,000)	(174,900)	(207,707)	32,807
S&P 500 Index	6,600.000	03/20/2026	(13)	(8,580,000)	(54,080)	(61,780)	7,700
S&P 500 Index	6,670.000	03/20/2026	(26)	(17,342,000)	(136,630)	(99,301)	(37,329)
S&P 500 Index	6,640.000	03/27/2026	(44)	(29,216,000)	(270,600)	(204,297)	(66,303)

Total written option contracts			(7,523)		$(2,526,978)	$(3,501,077)	$ 974,099

TOTAL			(88)		$(1,399,722)	$ (772,168)	$ (627,554)

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
3 Month SOFR	$ 96.438	03/13/2026	75	$ 187,500	$ 1,875	$ 63,897	$ (62,022)
3 Month SOFR	96.500	03/13/2026	70	175,000	1,312	68,386	(67,074)
3 Month SOFR	96.938	03/13/2026	59	147,500	369	63,541	(63,172)
3 Month SOFR	96.438	06/12/2026	76	190,000	26,600	58,099	(31,499)
3 Month SOFR	96.625	06/12/2026	813	2,032,500	152,438	1,137,814	(985,376)
3 Month SOFR	96.750	06/12/2026	78	195,000	10,725	58,653	(47,928)
3 Month SOFR	96.813	06/12/2026	75	187,500	8,906	69,522	(60,616)
3 Month SOFR	97.000	06/12/2026	1,676	4,190,000	136,175	2,377,996	(2,241,821)
3 Month SOFR	96.125	09/11/2026	802	2,005,000	1,303,250	1,032,646	270,604
3 Month SOFR	96.375	09/11/2026	1,679	4,197,500	1,710,481	2,470,705	(760,224)
3 Month SOFR	96.813	09/11/2026	79	197,500	34,563	51,505	(16,942)
3 Month SOFR	96.875	09/11/2026	160	400,000	62,000	108,164	(46,164)
3 Month SOFR	96.125	12/11/2026	818	2,045,000	1,682,012	1,095,677	586,335
3 Month SOFR	96.500	12/11/2026	806	2,015,000	992,388	1,089,680	(97,292)
3 Month SOFR	96.625	12/11/2026	787	1,967,500	806,675	1,024,643	(217,968)
3 Month SOFR	96.813	12/11/2026	79	197,500	62,212	42,617	19,595
3 Month SOFR	96.875	12/11/2026	79	197,500	56,781	54,961	1,820

24	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON FUTURES (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

3 Month SOFR	$ 96.938	12/11/2026	79	$ 197,500	$ 51,844	$ 51,505	$ 339
3 Month SOFR	96.750	03/12/2027	776	1,940,000	843,900	1,095,371	(251,471)
3 Month SOFR	96.875	03/12/2027	792	1,980,000	747,450	1,096,423	(348,973)
3 Month SOFR	97.000	03/12/2027	757	1,892,500	610,330	1,165,371	(555,041)
3 Month SOFR	96.750	06/11/2027	794	1,985,000	1,007,387	1,023,830	(16,443)
3 Month SOFR	96.875	06/11/2027	815	2,037,500	896,500	887,910	8,590
3 Month SOFR	97.000	06/11/2027	810	2,025,000	769,500	980,183	(210,683)
3 Month SOFR	96.875	09/10/2027	1,637	4,092,500	1,984,863	1,608,783	376,080
3 Month SOFR	97.000	09/10/2027	836	2,090,000	883,025	837,639	45,386
3 Month SOFR	96.625	12/10/2027	828	2,070,000	1,355,850	829,623	526,227
3 Month SOFR	97.000	12/10/2027	821	2,052,500	923,625	914,972	8,653

			17,156	$42,890,000	$17,123,036	$21,360,116	$ (4,237,080)

Puts
3 Month SOFR	96.438	03/13/2026	75	187,500	16,875	63,897	(47,022)
3 Month SOFR	96.500	03/13/2026	70	175,000	26,250	71,012	(44,762)
3 Month SOFR	96.938	03/13/2026	59	147,500	85,550	67,966	17,584
3 Month SOFR	96.438	06/12/2026	76	190,000	8,075	57,149	(49,074)
3 Month SOFR	96.625	06/12/2026	813	2,032,500	335,362	1,302,685	(967,323)
3 Month SOFR	96.750	06/12/2026	78	195,000	52,163	56,703	(4,540)
3 Month SOFR	96.813	06/12/2026	75	187,500	60,469	69,522	(9,053)
3 Month SOFR	97.000	06/12/2026	1,676	4,190,000	2,074,050	2,492,735	(418,685)
3 Month SOFR	96.125	09/11/2026	802	2,005,000	5,013	1,226,121	(1,221,108)
3 Month SOFR	96.375	09/11/2026	1,679	4,197,500	52,469	2,539,225	(2,486,756)
3 Month SOFR	96.813	09/11/2026	79	197,500	41,969	51,505	(9,536)
3 Month SOFR	96.875	09/11/2026	160	400,000	101,000	112,576	(11,576)
3 Month SOFR	96.125	12/11/2026	818	2,045,000	20,450	1,238,828	(1,218,378)
3 Month SOFR	96.500	12/11/2026	806	2,015,000	110,825	1,200,505	(1,089,680)
3 Month SOFR	96.625	12/11/2026	787	1,967,500	186,913	1,184,144	(997,231)
3 Month SOFR	96.813	12/11/2026	79	197,500	36,538	41,630	(5,092)
3 Month SOFR	96.875	12/11/2026	79	197,500	43,450	47,555	(4,105)
3 Month SOFR	96.938	12/11/2026	79	197,500	50,363	51,505	(1,142)
3 Month SOFR	96.750	03/12/2027	776	1,940,000	324,950	1,078,221	(753,271)
3 Month SOFR	96.875	03/12/2027	792	1,980,000	455,400	951,952	(496,552)
3 Month SOFR	97.000	03/12/2027	757	1,892,500	563,019	1,174,834	(611,815)
3 Month SOFR	96.750	06/11/2027	794	1,985,000	406,925	954,356	(547,431)
3 Month SOFR	96.875	06/11/2027	815	2,037,500	529,750	826,785	(297,035)
3 Month SOFR	97.000	06/11/2027	810	2,025,000	653,063	892,588	(239,525)
3 Month SOFR	96.875	09/10/2027	1,637	4,092,500	1,248,213	1,752,634	(504,421)
3 Month SOFR	97.000	09/10/2027	836	2,090,000	762,850	931,689	(168,839)
3 Month SOFR	96.625	12/10/2027	828	2,070,000	527,850	705,423	(177,573)
3 Month SOFR	97.000	12/10/2027	821	2,052,500	846,656	863,659	(17,003)

			17,156	$42,890,000	$ 9,626,460	$22,007,404	$(12,380,944)

Total purchased option contracts			34,312	$85,780,000	$26,749,496	$43,367,520	$(16,618,024)

Written option contracts
Calls
10 Year U.S. Treasury Notes	114.000	02/27/2026	(717)	(717,000)	(5,019)	(21,112)	16,093
10 Year U.S. Treasury Notes	114.250	02/27/2026	(357)	(357,000)	—	(10,460)	10,460
10 Year U.S. Treasury Notes	114.750	02/27/2026	(358)	(358,000)	—	(4,896)	4,896

The accompanying notes are an integral part of these consolidated financial statements.	25

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Consolidated Schedule of Investments (continued) February 28, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON FUTURES (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

10 Year U.S. Treasury Notes	$115.250	02/27/2026	(356)	$ (356,000)	$—	$ (4,868)	$ 4,868
10 Year U.S. Treasury Notes	115.750	02/27/2026	(357)	(357,000)	—	(10,460)	10,460
10 Year U.S. Treasury Notes	114.000	03/04/2026	(354)	(354,000)	(55,312)	(15,903)	(39,409)
10 Year U.S. Treasury Notes	114.500	03/04/2026	(354)	(354,000)	(11,062)	(10,372)	(690)
10 Year U.S. Treasury Notes	114.750	03/04/2026	(354)	(354,000)	(11,063)	(4,841)	(6,222)
10 Year U.S. Treasury Notes	115.500	03/04/2026	(354)	(354,000)	(5,531)	(4,841)	(690)
10 Year U.S. Treasury Notes	114.750	03/06/2026	(357)	(357,000)	(22,313)	(10,461)	(11,852)
10 Year U.S. Treasury Notes	115.250	03/06/2026	(351)	(351,000)	(10,969)	(10,284)	(685)
10 Year U.S. Treasury Notes	115.750	03/06/2026	(357)	(357,000)	(5,578)	(4,882)	(696)
10 Year U.S. Treasury Notes	116.250	03/06/2026	(351)	(351,000)	(5,486)	(4,800)	(686)

			(4,977)	$ (4,977,000)	$(132,333)	$ (118,180)	$ (14,153)

Puts
10 Year U.S. Treasury Notes	111.750	02/27/2026	(356)	(356,000)	—	(4,868)	4,868
10 Year U.S. Treasury Notes	112.000	02/27/2026	(711)	(711,000)	—	(20,832)	20,832
10 Year U.S. Treasury Notes	112.250	02/27/2026	(357)	(357,000)	—	(16,038)	16,038
10 Year U.S. Treasury Notes	112.750	02/27/2026	(715)	(715,000)	—	(20,941)	20,941
10 Year U.S. Treasury Notes	112.250	03/04/2026	(354)	(354,000)	(354)	(10,372)	10,018
10 Year U.S. Treasury Notes	112.500	03/04/2026	(708)	(708,000)	(708)	(9,682)	8,974
10 Year U.S. Treasury Notes	112.750	03/04/2026	(354)	(354,000)	(5,531)	(21,417)	15,886
10 Year U.S. Treasury Notes	112.250	03/06/2026	(357)	(357,000)	(5,578)	(10,460)	4,882
10 Year U.S. Treasury Notes	112.500	03/06/2026	(357)	(357,000)	(5,578)	(4,882)	(696)
10 Year U.S. Treasury Notes	112.750	03/06/2026	(351)	(351,000)	(5,486)	(4,800)	(686)
10 Year U.S. Treasury Notes	113.000	03/06/2026	(351)	(351,000)	(16,455)	(15,769)	(686)

			(4,971)	$ (4,971,000)	$(39,690)	$ (140,061)	$ 100,371

Total written option contracts			(9,948)	$ (9,948,000)	$(172,023)	$ (258,241)	$ 86,218

TOTAL			24,364	$75,832,000	$26,577,473	$43,109,279	$ (16,531,806)

Currency Abbreviations:
AUD	—Australian Dollar
CAD	—Canadian Dollar
CHF	—Swiss Franc
EUR	—Euro
GBP	—British Pound
JPY	—Japanese Yen
NZD	—New Zealand Dollar
USD	—U.S. Dollar

Investment Abbreviations:
NR	—Not Rated
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

Abbreviations:
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC
SOFR	—Secured Overnight Financing Rate

26	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS STRATEGIC VOLATILITY PREMIUM FUND

Consolidated Schedule of Investments February 28, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations(a) – 65.4%

U.S. Treasury Bills
$26,000,000	0.000%	04/07/26	$25,905,778
37,312,300	0.000	04/16/26	37,143,495
26,000,000	0.000	05/14/26	25,810,770
30,000,000	0.000	05/19/26	29,767,942
20,000,000	0.000	05/21/26	19,840,866
27,000,000	0.000	06/02/26	26,752,987
27,126,800	0.000	06/04/26	26,874,063
24,062,900	0.000	06/11/26	23,822,517
2,579,000	0.000	06/16/26	2,551,884
21,500,000	0.000	06/23/26	21,258,438
21,500,000	0.000	07/02/26	21,240,198
34,000,000	0.000	07/23/26	33,523,038
27,000,000	0.000	08/06/26	26,586,199
27,000,000	0.000	10/29/26	26,380,949

TOTAL U.S. TREASURY OBLIGATIONS (Cost $347,411,967)			$347,459,124

Shares	Dividend Rate	Value

Investment Companies(b) – 29.7%

Goldman Sachs Financial Square Government Fund — Institutional Shares
5,555,278	3.589%	$5,555,278

Shares	Dividend Rate	Value

Investment Companies(b) – (continued)

Goldman Sachs Financial Square Treasury Instruments Fund — Institutional Shares
152,287,239	3.548%	$152,287,239

TOTAL INVESTMENT COMPANIES (Cost $157,842,517)		$157,842,517

TOTAL INVESTMENTS – 95.1% (Cost $ 505,254,484)		$505,301,641

OTHER ASSETS IN EXCESS OF LIABILITIES – 4.9%		26,035,891

NET ASSETS – 100.0%		$531,337,532

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(b)	Represents an affiliated issuer.

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At February 28, 2026, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	33	06/18/26	$3,755,812	$ (63)
2 Year U.S. Treasury Notes	1,703	06/30/26	356,392,665	439,533
5 Year U.S. Treasury Notes	1,537	06/30/26	169,286,141	584,958
S&P 500 E-Mini Index	16	03/20/26	5,511,200	9,403

TOTAL FUTURES CONTRACTS				$1,033,831

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At February 28, 2026, the Fund had the following purchased and written options:

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Puts
S&P 500 Index	$5,200.000	03/02/2026	112	$58,240,000	$280	$ 23,772	$ (23,492)
S&P 500 Index	5,600.000	03/03/2026	113	63,280,000	1,130	29,634	(28,504)
S&P 500 Index	5,400.000	03/04/2026	112	60,480,000	1,680	47,131	(45,451)
S&P 500 Index	5,000.000	03/05/2026	113	56,500,000	1,130	26,951	(25,821)

The accompanying notes are an integral part of these consolidated financial statements.	27

GOLDMAN SACHS STRATEGIC VOLATILITY PREMIUM FUND

Consolidated Schedule of Investments (continued) February 28, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

S&P 500 Index	$ 5,000.000	03/06/2026	114	$57,000,000	$ 1,710	$ 31,767	$ (30,057)
S&P 500 Index	5,200.000	03/09/2026	115	59,800,000	4,888	27,832	(22,944)
S&P 500 Index	5,400.000	03/10/2026	113	61,020,000	8,475	28,202	(19,727)
S&P 500 Index	5,200.000	03/11/2026	113	58,760,000	7,628	26,222	(18,594)
S&P 500 Index	5,200.000	03/12/2026	114	59,280,000	8,835	25,764	(16,929)
S&P 500 Index	4,800.000	03/13/2026	114	54,720,000	5,415	23,627	(18,212)
S&P 500 Index	5,000.000	03/16/2026	115	57,500,000	9,200	28,255	(19,055)
S&P 500 Index	5,000.000	03/17/2026	116	58,000,000	10,730	25,650	(14,920)
S&P 500 Index	5,200.000	03/18/2026	115	59,800,000	16,675	30,419	(13,744)
S&P 500 Index	5,000.000	03/19/2026	115	57,500,000	14,088	28,483	(14,395)
S&P 500 Index	5,050.000	03/20/2026	115	58,075,000	15,812	23,859	(8,047)
S&P 500 Index	5,000.000	03/23/2026	114	57,000,000	18,240	27,275	(9,035)
S&P 500 Index	5,000.000	03/24/2026	115	57,500,000	20,125	22,540	(2,415)
S&P 500 Index	5,200.000	03/25/2026	113	58,760,000	29,380	26,027	3,353
S&P 500 Index	5,000.000	03/26/2026	112	56,000,000	23,520	23,830	(310)
S&P 500 Index	5,000.000	03/27/2026	114	57,000,000	25,935	30,467	(4,532)

Total purchased option contracts			2,277		$ 224,876	$ 557,707	$(332,831)

Written option contracts
Puts
S&P 500 Index	6,250.000	03/02/2026	(457)	(285,625,000)	(7,998)	(72,092)	64,094
S&P 500 Index	6,375.000	03/03/2026	(463)	(295,162,500)	(27,780)	(84,613)	56,833
S&P 500 Index	6,470.000	03/04/2026	(455)	(294,385,000)	(77,350)	(92,251)	14,901
S&P 500 Index	6,325.000	03/05/2026	(452)	(285,890,000)	(61,020)	(78,083)	17,063
S&P 500 Index	6,300.000	03/06/2026	(456)	(287,280,000)	(90,060)	(119,814)	29,754

Total written option contracts			(2,283)		$(264,208)	$(446,853)	$ 182,645

TOTAL			(6)		$ (39,332)	$ 110,854	$(150,186)

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
3 Month SOFR	$ 96.438	03/13/2026	16	$ 40,000	$ 400	$ 13,631	$ (13,231)
3 Month SOFR	96.500	03/13/2026	15	37,500	281	14,654	(14,373)
3 Month SOFR	96.938	03/13/2026	13	32,500	81	14,000	(13,919)
3 Month SOFR	96.438	06/12/2026	16	40,000	5,600	12,231	(6,631)
3 Month SOFR	96.750	06/12/2026	17	42,500	2,338	12,784	(10,446)
3 Month SOFR	96.813	06/12/2026	16	40,000	1,900	14,831	(12,931)
3 Month SOFR	96.813	09/11/2026	17	42,500	7,437	11,083	(3,646)
3 Month SOFR	96.875	09/11/2026	34	85,000	13,175	23,017	(9,842)
3 Month SOFR	96.813	12/11/2026	17	42,500	13,388	9,171	4,217
3 Month SOFR	96.875	12/11/2026	17	42,500	12,219	11,828	391
3 Month SOFR	96.938	12/11/2026	17	42,500	11,156	11,083	73

			195	$ 487,500	$ 67,975	$148,313	$ (80,338)

28	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS STRATEGIC VOLATILITY PREMIUM FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON FUTURES (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Puts
3 Month SOFR	$ 96.438	03/13/2026	16	$40,000	$3,600	$ 13,631	$ (10,031)
3 Month SOFR	96.500	03/13/2026	15	37,500	5,625	15,217	(9,592)
3 Month SOFR	96.938	03/13/2026	13	32,500	18,850	14,975	3,875
3 Month SOFR	96.438	06/12/2026	16	40,000	1,700	12,031	(10,331)
3 Month SOFR	96.750	06/12/2026	17	42,500	11,368	12,358	(990)
3 Month SOFR	96.813	06/12/2026	16	40,000	12,900	14,831	(1,931)
3 Month SOFR	96.813	09/11/2026	17	42,500	9,031	11,083	(2,052)
3 Month SOFR	96.875	09/11/2026	34	85,000	21,463	23,973	(2,510)
3 Month SOFR	96.813	12/11/2026	17	42,500	7,863	8,959	(1,096)
3 Month SOFR	96.875	12/11/2026	17	42,500	9,350	10,233	(883)
3 Month SOFR	96.938	12/11/2026	17	42,500	10,837	11,083	(246)

			195	$487,500	$112,587	$148,374	$ (35,787)

Total purchased option contracts			390	$975,000	$180,562	$296,687	$(116,125)

Written option contracts
Calls
10 Year U.S. Treasury Notes	114.000	03/04/2026	(77)	(77,000)	(12,031)	(3,459)	(8,572)
10 Year U.S. Treasury Notes	114.500	03/04/2026	(78)	(78,000)	(2,437)	(2,285)	(152)
10 Year U.S. Treasury Notes	114.750	03/04/2026	(77)	(77,000)	(2,406)	(1,053)	(1,353)
10 Year U.S. Treasury Notes	115.500	03/04/2026	(78)	(78,000)	(1,219)	(1,067)	(152)
10 Year U.S. Treasury Notes	114.750	03/06/2026	(77)	(77,000)	(4,813)	(2,257)	(2,556)
10 Year U.S. Treasury Notes	115.250	03/06/2026	(77)	(77,000)	(2,406)	(2,256)	(150)
10 Year U.S. Treasury Notes	115.750	03/06/2026	(77)	(77,000)	(1,203)	(1,053)	(150)
10 Year U.S. Treasury Notes	116.250	03/06/2026	(77)	(77,000)	(1,204)	(1,053)	(151)

			(618)	$(618,000)	$(27,719)	$ (14,483)	$ (13,236)

Puts
10 Year U.S. Treasury Notes	112.250	03/04/2026	(78)	(78,000)	(78)	(2,285)	2,207
10 Year U.S. Treasury Notes	112.500	03/04/2026	(154)	(154,000)	(154)	(2,106)	1,952
10 Year U.S. Treasury Notes	112.750	03/04/2026	(77)	(77,000)	(1,203)	(4,659)	3,456
10 Year U.S. Treasury Notes	112.250	03/06/2026	(77)	(77,000)	(1,203)	(2,256)	1,053
10 Year U.S. Treasury Notes	112.500	03/06/2026	(77)	(77,000)	(1,203)	(1,053)	(150)
10 Year U.S. Treasury Notes	112.750	03/06/2026	(77)	(77,000)	(1,204)	(1,053)	(151)
10 Year U.S. Treasury Notes	113.000	03/06/2026	(77)	(77,000)	(3,610)	(3,459)	(151)

			(617)	$(617,000)	$(8,655)	$ (16,871)	$ 8,216

Total written option contracts			(1,235)	$(1,235,000)	$(36,374)	$ (31,354)	$ (5,020)

TOTAL			(845)	$(260,000)	$144,188	$265,333	$(121,145)

Currency Abbreviations:
USD	—U.S. Dollar

Abbreviation:
SOFR	—Secured Overnight Financing Rate

The accompanying notes are an integral part of these consolidated financial statements.	29

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments February 28, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Agency Debentures(a)(b) – 1.4%

Sovereign – 1.4%
Federal Home Loan Banks (Secured Overnight Financing Rate + 0.180%)
$69,835,000	3.850%		10/08/27	$69,830,728

(Cost $69,835,000)

U.S. Treasury Obligations – 3.4%

U.S. Treasury Bills(d)
$21,052,500	0.000	%(c)	03/24/26	$21,006,063
584,100	0.000		04/21/26	581,167
4,045,300	0.000		06/18/26	4,001,983
16,812,100	0.000		08/06/26	16,554,438
3,660,300	0.000		12/24/26	3,558,108
U.S. Treasury Floating Rate Notes(b) (3 mo. Treasury money market yield + 0.182%)
1,567,800	3.805		07/31/26	1,568,623
U.S. Treasury Notes
34,009,000	4.500	(c)	03/31/26	34,026,270
9,520,200	4.875	(c)	04/30/26	9,538,050
14,878,600	4.875		05/31/26	14,919,284
1,800,600	0.875		06/30/26	1,783,930
18,999,900	4.625		06/30/26	19,058,533
34,774,000	0.625		07/31/26	34,342,042
385,300	1.875		07/31/26	382,486
3,326,100	4.375		07/31/26	3,335,715
361,700	4.375		08/15/26	362,830
616,700	0.750		08/31/26	607,931
7,077,800	3.750		08/31/26	7,079,735
588,200	0.875		09/30/26	578,918
204,600	3.500		09/30/26	204,424

TOTAL U.S. TREASURY OBLIGATIONS (Cost $173,372,954)				$173,490,530

Shares	Description			Value

Exchange Traded Funds – 9.9%

1,410,482	Goldman Sachs Access Treasury 0-1 Year ETF(e)			$141,330,296
525,162	Invesco DB Commodity Index Tracking Fund			13,181,566
5,887	iShares 20+ Year Treasury Bond ETF			534,657
65,447	iShares 7-10 Year Treasury Bond ETF			6,413,152
203,523	iShares Core MSCI Emerging Markets ETF			15,622,426
145,049	iShares Gold Trust			14,370,004
671,373	iShares MSCI Mexico ETF(f)			54,340,931
2,122,599	Sprott Physical Uranium Trust			42,823,888
1,355,512	State Street Health Care Select Sector SPDR ETF			217,153,022

Shares	Description			Value

Exchange Traded Funds – (continued)
39,000	Vanguard Real Estate ETF			$3,731,910

TOTAL EXCHANGE TRADED FUNDS (Cost $452,887,934)				$509,501,852

Shares	Dividend Rate			Value

Investment Company(e) – 27.2%

Goldman Sachs Financial Square Government Fund — Institutional Shares
1,395,828,343	3.589%			$1,395,828,343

(Cost $1,395,828,343)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS – 40.5% (Cost $2,022,089,231)				$2,078,820,725

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – 56.1%

Certificates of Deposit – 15.9%
Banco Bilbao Vizcaya Argentaria SA
$21,000,000	4.000%		04/24/26	$21,004,437
4,100,000	4.010		06/01/26	4,102,235
Banco Santander SA
5,991,000	4.030		03/06/26	5,991,342
15,132,000	4.420		05/27/26	15,152,806
(Secured Overnight Financing Rate + 0.320%)
8,352,000	3.990	(b)	08/24/26	8,357,660
Bank of America NA
12,888,000	4.350		07/24/26	12,912,544
Bank of Montreal(a)(b) (Secured Overnight Financing Rate + 0.400%)
7,639,000	4.070		09/08/26	7,643,135
Bank of New York Mellon(b) (Secured Overnight Financing Rate + 0.250%)
6,487,000	3.920		03/26/26	6,487,668
Barclays Bank PLC
31,000,000	3.930		12/10/26	31,021,213
(Secured Overnight Financing Rate + 0.370%)
16,000,000	4.040	(b)	09/25/26	16,006,395
15,394,000	4.040	(b)	10/09/26	15,400,111
(Secured Overnight Financing Rate + 0.400%)
15,000,000	4.070	(b)	05/08/26	15,007,610
Bayerische Landesbank(b)
(Secured Overnight Financing Rate + 0.350%)
20,997,000	4.010		01/26/27	21,000,456
(Secured Overnight Financing Rate + 0.440%)
4,020,000	4.110		07/16/26	4,023,886
(Secured Overnight Financing Rate + 0.530%)
12,924,000	4.200		04/27/26	12,924,003
Cabot Trail Funding LLC(b) (Secured Overnight Financing Rate + 0.200%)
3,216,000	3.870		04/22/26	3,216,471
Collateralized Commercial Paper V Co. LLC(b)
20,000,000	3.920		07/30/26	19,999,998

30	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – (continued)

Certificates of Deposit – (continued)
Columbia Funding Co. LLC(a)(b)(g) (Secured Overnight Financing Rate + 0.300%)
$20,000,000	3.980%		06/22/26	$19,999,988
Credit Agricole Corporate & Investment Bank SA
6,002,000	3.830		07/31/26	6,005,551
Credit Industriel et Commercial
9,000,000	4.600	(b)	05/12/26	9,010,146
22,000,000	3.850		01/26/27	22,013,273
Deutsche Bank AG
15,100,000	4.440		08/03/26	15,132,664
(Secured Overnight Financing Rate + 0.400%)
5,758,000	4.085	(b)	10/27/26	5,762,275
HSBC USA, Inc.(b)(g) (Secured Overnight Financing Rate + 0.490%)
10,689,000	4.170		08/14/26	10,699,059
Jupiter Securitization Co. LLC(b)(g)
27,400,000	3.880		06/05/26	27,399,970
Kookmin Bank(b)
21,502,000	4.120		02/08/27	21,498,994
La Fayette Asset Securitization LLC(b)(g) (Secured Overnight Financing Rate + 0.300%)
1,447,000	3.970		07/13/26	1,447,617
Lloyds Bank Corporate Markets PLC
20,727,000	4.170		08/18/26	20,764,816
Macquarie Bank Ltd.(b)(g) (Secured Overnight Financing Rate + 0.340%)
14,098,000	4.010		09/10/26	14,103,212
Mitsubishi UFJ Trust & Banking Corp.(b)
23,454,000	3.980		02/24/27	23,452,044
Mizuho Bank Ltd.(b)
(Secured Overnight Financing Rate + 0.190%)
4,636,000	3.860		03/17/26	4,636,245
(Secured Overnight Financing Rate + 0.400%)
29,985,000	4.070		10/14/26	30,016,403
National Bank of Canada(g)
12,000,000	3.980		03/05/27	12,001,913
National Bank of Kuwait
13,000,000	4.420		08/19/26	13,022,486
4,108,000	4.200	(a)(b)	11/06/26	4,108,278
(Secured Overnight Financing Rate + 0.600%)
36,885,000	4.270	(a)(b)	12/11/26	36,899,795
14,371,000	4.280	(a)(b)	01/14/27	14,374,713
Natixis SA(b) (Secured Overnight Financing Rate + 0.400%)
15,000,000	4.070		12/04/26	15,016,802
Paradelle Funding LLC(b) (Secured Overnight Financing Rate + 0.340%)
2,000,000	4.010		07/30/26	2,000,000
Park Avenue Collateralized Notes Co. LLC(a)(b)
(Secured Overnight Financing Rate + 0.260%)
30,000,000	3.930		07/20/26	30,005,247
(Secured Overnight Financing Rate + 0.300%)
16,969,000	3.970		06/03/26	16,973,198
Podium Funding Trust(b)
10,000,000	3.890		09/03/26	9,998,686
(Secured Overnight Financing Rate + 0.220%)
4,448,000	3.890		04/22/26	4,448,586
Ridgefield Funding Co. LLC(b)(g)
32,000,000	3.890		08/03/26	31,999,968

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – (continued)

Certificates of Deposit – (continued)
Salisbury Receivables Co. LLC(g)
$8,500,000	3.860%		07/08/26	$8,500,894
Standard Chartered Bank(a)(b)
(Secured Overnight Financing Rate + 0.430%)
16,040,000	4.100		10/14/26	16,056,244
(Secured Overnight Financing Rate + 0.440%)
9,734,000	4.110		10/30/26	9,745,195
Swedbank AB(b) (Secured Overnight Financing Rate + 0.400%)
18,804,000	4.070		04/10/26	18,810,559
Thunder Bay Funding LLC
22,000,000	3.870		06/16/26	21,999,976
Toronto-Dominion Bank(b)
4,957,000	4.310		04/10/26	4,959,518
(Secured Overnight Financing Rate + 0.390%)
7,616,000	4.060	(a)	08/18/26	7,619,191
(Secured Overnight Financing Rate + 0.450%)
19,051,000	4.120		04/23/26	19,061,663
UBS AG(g)
15,622,000	3.993		12/17/26	15,624,203
Versailles Commercial Paper LLC
15,000,000	3.840		06/01/26	15,000,498
(Secured Overnight Financing Rate + 0.190%)
11,200,000	3.830	(a)(b)(g)	05/05/26	11,200,772
Wells Fargo Bank NA
7,978,000	3.750		12/03/26	7,976,892
Westpac Banking Corp.(b)(g) (Secured Overnight Financing Rate + 0.400%)
15,924,000	4.070		04/10/26	15,929,209

				815,528,713

Commercial Paper(d) – 40.2%
Albion Capital Corp. SA/Albion Capital LLC
4,565,000	0.000		03/16/26	4,556,929
15,216,000	0.000		03/20/26	15,182,587
5,671,000	0.000		03/25/26	5,655,615
15,644,000	0.000		03/26/26	15,599,945
21,360,000	0.000		05/15/26	21,189,513
10,855,000	0.000		05/21/26	10,761,859
Alexandria Real Estate Equities, Inc.
53,188,000	0.000	(g)	03/13/26	53,107,249
Alimentation Couche-Tard, Inc.(g)
30,998,000	0.000		03/06/26	30,974,615
15,847,000	0.000		04/07/26	15,779,996
Antalis SA(g)
18,743,000	0.000		03/03/26	18,735,263
1,763,000	0.000		03/11/26	1,760,811
6,663,000	0.000		05/12/26	6,610,955
26,909,000	0.000		06/16/26	26,601,643
3,463,000	0.000		08/05/26	3,406,149
Archer-Daniels-Midland Co.(g)
21,973,000	0.000		03/11/26	21,945,989
Banco Santander SA(g)
17,300,000	0.000		05/11/26	17,168,951
Bank of Montreal
14,654,000	0.000		04/23/26	14,571,164
Bank of New Zealand(g)
7,794,000	0.000		06/10/26	7,712,161

The accompanying notes are an integral part of these consolidated financial statements.	31

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued) February 28, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)

Commercial Paper(d) – (continued)
Barclays Bank PLC(g)
$5,500,000	0.000%	03/23/26	$5,486,116
7,178,000	0.000	05/05/26	7,127,117
5,701,000	0.000	10/13/26	5,566,202
BASF SE
38,137,000	0.000	03/30/26	38,015,130
Bayer Corp.
17,945,000	0.000	12/08/26	17,412,130
Bedford Row Funding Corp.(g)
15,589,000	0.000	08/03/26	15,339,132
Bell Telephone Co. of Canada or Bell Canada(g)
13,234,000	0.000	03/03/26	13,228,448
13,000,000	0.000	03/12/26	12,982,206
23,750,000	0.000	04/07/26	23,652,074
Brighthouse Financial Short Term Funding LLC(g)
3,210,000	0.000	08/06/26	3,155,739
Charles Schwab Corp.(g)
17,396,000	0.000	05/15/26	17,258,913
26,502,000	0.000	05/27/26	26,260,868
10,508,000	0.000	07/08/26	10,367,426
34,600,000	0.000	07/16/26	34,109,220
Chevron Corp.(g)
15,000,000	0.000	06/26/26	14,821,962
Columbia Funding Co. LLC(g)
21,500,000	0.000	06/04/26	21,285,168
Constellation Energy Generation LLC(g)
8,965,000	0.000	06/01/26	8,862,767
Deutsche Bank AG
6,000,000	0.000	04/27/26	5,963,545
11,000,000	0.000	05/08/26	10,920,793
12,000,000	0.000	08/25/26	11,778,155
Duke Energy Corp.(g)
7,500,000	0.000	03/23/26	7,481,284
E.ON SE(g)
21,690,000	0.000	05/07/26	21,530,778
Electricite de France SA(g)
18,760,000	0.000	03/09/26	18,740,345
Emerson Electric Co.(g)
20,000,000	0.000	05/05/26	19,864,400
15,000,000	0.000	05/13/26	14,886,406
Enel Finance America LLC(g)
20,000,000	0.000	03/06/26	19,985,184
48,025,000	0.000	04/22/26	47,750,105
14,629,000	0.000	04/24/26	14,542,208
Entergy Corp.(g)
9,527,000	0.000	03/10/26	9,515,965
Equitable Short Term Funding LLC(g)
14,000,000	0.000	03/09/26	13,985,786
EssilorLuxottica SA(g)
41,900,000	0.000	03/26/26	41,786,304
First Abu Dhabi Bank PJSC(g)
15,574,000	0.000	06/15/26	15,399,820
General Motors Financial Co., Inc.(g)
9,481,000	0.000	03/26/26	9,453,495
25,000,000	0.000	04/13/26	24,878,595
19,533,000	0.000	04/20/26	19,423,322
8,201,000	0.000	06/22/26	8,096,297
10,652,000	0.000	08/06/26	10,463,105

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – (continued)

Commercial Paper(d) – (continued)
$7,093,000	0.000%		08/12/26	$6,962,501
3,100,000	0.000		09/09/26	3,033,449
Glencore Funding LLC(g)
13,371,000	0.000		03/12/26	13,352,203
Hannover Funding Co. LLC
9,913,000	0.000	(g)	03/11/26	9,900,239
Honeywell International, Inc.(g)
9,948,000	0.000		03/04/26	9,942,823
30,000,000	0.000		03/18/26	29,940,708
Iowa Health System
22,500,000	0.000		06/03/26	22,267,199
Jackson National Life Short Term Funding LLC(g)
11,216,000	0.000		09/10/26	10,992,731
14,522,000	0.000		10/22/26	14,171,997
11,598,000	0.000		11/30/26	11,273,505
15,022,000	0.000		01/12/27	14,536,830
Johnson & Johnson(g)
30,000,000	0.000		06/17/26	29,668,473
11,187,000	0.000		06/30/26	11,049,209
Kenvue, Inc.(g)
5,020,000	0.000		03/09/26	5,014,898
29,174,000	0.000		06/24/26	28,832,475
Koch Cos. LLC
23,077,000	0.000		05/08/26	22,914,116
Kreditanstalt fuer Wiederaufbau(g)
58,500,000	0.000		07/27/26	57,615,187
Liberty Street Funding LLC(g)
13,333,000	0.000		05/26/26	13,212,106
Lime Funding LLC(g)
14,350,000	0.000		04/02/26	14,299,530
Lloyds Bank Corporate Markets PLC
4,334,000	0.001		05/26/26	4,339,318
Lloyds Bank PLC
1,276,000	0.000		04/20/26	1,269,233
LMA-Americas LLC(g)
2,177,000	0.000		03/13/26	2,173,857
2,177,000	0.000		03/16/26	2,173,179
2,121,000	0.000		03/17/26	2,117,057
2,120,000	0.000		03/18/26	2,115,839
Lseg U.S. Fin Corp.
12,574,000	0.000		04/16/26	12,509,923
LVMH Moet Hennessy Louis Vuitton SE(g)
11,051,000	0.000		03/12/26	11,036,405
Macquarie Group Ltd.
3,774,000	0.000		05/22/26	3,740,273
Mitsubishi UFJ Trust & Banking Corp.
12,000,000	0.000		05/05/26	11,915,641
NatWest Markets PLC(g)
2,210,000	0.000		06/23/26	2,183,723
Nederlandse Waterschapsbank NV(g)
54,353,000	0.000		03/12/26	54,280,960
15,639,000	0.000		03/13/26	15,616,666
New York Life Short Term Funding LLC(g)
25,000,000	0.000		05/20/26	24,790,292
Nutrien Ltd.(g)
7,462,000	0.000		03/11/26	7,452,402
ONEOK, Inc.(g)
25,000,000	0.000		03/20/26	24,943,200

32	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)

Commercial Paper(d) – (continued)
Oracle Corp.(g)
$39,511,000	0.000%	04/16/26	$39,300,169
Paradelle Funding LLC
4,583,000	0.000	04/21/26	4,558,155
25,991,000	0.000	06/09/26	25,719,459
Penske Truck Leasing Co. LP
7,385,000	0.000	05/06/26	7,329,025
31,521,000	0.000	07/17/26	31,026,997
Podium Funding Trust
15,000,000	0.000	04/01/26	14,949,070
7,195,000	0.000	05/07/26	7,143,700
3,140,000	0.000	06/04/26	3,108,645
Province of Alberta(g)
45,000,000	0.000	04/20/26	44,763,574
Pure Grove Funding(g)
21,192,000	0.000	05/07/26	21,041,064
10,422,000	0.000	05/27/26	10,325,912
30,000,000	0.000	11/06/26	29,230,140
31,866,000	0.000	02/01/27	30,769,921
Royal Bank of Canada(g)
2,835,000	0.000	09/22/26	2,776,038
RWE AG(g)
25,000,000	0.000	03/20/26	24,943,352
Salisbury Receivables Co. LLC(g)
40,000,000	0.000	08/04/26	39,352,668
21,064,000	0.000	08/11/26	20,708,237
10,003,000	0.000	08/12/26	9,833,045
Schlumberger Investment SA(g)
22,841,000	0.000	03/24/26	22,782,591
Societe Generale SA(g)
3,000,000	0.000	06/01/26	2,970,930
Sumitomo Mitsui Banking Corp.
13,000,000	0.000	06/04/26	12,869,264
9,000,000	0.000	07/13/26	8,873,563
Suncor Energy, Inc.(g)
25,211,000	0.000	03/19/26	25,157,343
TotalEnergies Capital SA(g)
3,500,000	0.000	03/30/26	3,488,877
45,000,000	0.000	04/29/26	44,717,899
TotalEnergies Capital USA LLC(g)
11,497,000	0.000	07/15/26	11,339,664
Toyota Motor Credit Corp.
25,000,000	0.000	07/27/26	24,618,750
Unilever Finance Netherlands BV(g)
19,274,000	0.000	04/13/26	19,186,182
Victory Receivables Corp.(g)
12,500,000	0.000	04/23/26	12,429,054
VW Credit, Inc.(g)
6,602,000	0.000	03/16/26	6,589,948
1,233,000	0.000	03/24/26	1,229,718

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)

Commercial Paper(d) – (continued)
$16,818,000	0.000%	04/07/26	$16,748,165
9,275,000	0.000	07/01/26	9,152,572
25,118,000	0.000	09/24/26	24,560,436
Walt Disney Co.(g)
24,000,000	0.000	05/22/26	23,797,841

			2,061,728,019

TOTAL SHORT-TERM INVESTMENTS (Cost $2,876,808,277)			$2,877,256,732

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT – 96.6%

(Cost $4,898,897,508)			$4,956,077,457

Shares	Dividend Rate		Value

Securities Lending Reinvestment Vehicle(e) – 0.1%

Goldman Sachs Financial Square Government Fund — Institutional Shares
3,209,450		3.589%	$3,209,450

(Cost $3,209,450)

TOTAL INVESTMENTS – 98.1% (Cost $4,971,941,958)			$5,029,117,635

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.9%			95,225,963

NET ASSETS – 100.0%			$5,124,343,598

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on February 28, 2026.

(c)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(e)	Represents an affiliated issuer.

(f)	All or a portion of security is on loan.

(g)	Exempt from registration under Rule 144A of the Securities Act of 1933.

The accompanying notes are an integral part of these consolidated financial statements.	33

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued) February 28, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At February 28, 2026, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	USD	51,738,969	MXN	955,500,000	03/18/26	$(3,640,645)

FUTURES CONTRACTS — At February 28, 2026, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	6,563	06/18/26	$746,951,437	$5,867,129
2 Year U.S. Treasury Notes	4,548	06/30/26	951,775,596	1,804,137
5 Year U.S. Treasury Notes	5,043	06/30/26	555,439,172	2,985,480
E-Mini Russell 2000 Index	83	03/20/26	10,934,005	77,407
FTSE/JSE Top 40 Index	920	03/19/26	69,398,578	5,855,857
IFSC NIFTY 50 Index	1,804	03/30/26	91,228,280	(1,594,958)
MEX Bolsa Index	252	03/20/26	10,508,145	877,655
Mini-MDAX Index	1,178	03/20/26	44,033,546	1,712,095
S&P 500 E-Mini Index	70	03/20/26	24,111,500	18,864
Stoxx Europe 600 Index	398	03/20/26	14,912,479	464,777
TOPIX Futures	62	03/12/26	15,699,997	2,302,697

TOTAL FUTURES CONTRACTS				$20,371,140

SWAP CONTRACTS — At February 28, 2026, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund(a)	Payments Received by Fund	Termination Date	Notional Amount (000s)		Unrealized Appreciation/ (Depreciation)*

1M BID Average	13.403%	01/02/30	BRL	553,127	$996,288

(a)	Payments made annually.
*	There are no upfront payments on the swap contracts. Therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

OVER-THE-COUNTER TOTAL RETURN SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid/(Received) by the Fund(a)	Counterparty	Termination Date#	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation)*

SXDR Index	ESTR+0.340%	JPMorgan Securities, Inc.	08/04/26	EUR45	$2,866,829

(a)	Payments made quarterly.
#

The Fund pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).

*	There are no upfront payments on the swap contracts. Therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

34	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At February 28, 2026, the Fund had the following purchased and written options:

OVER-THE-COUNTER OPTIONS ON EQUITIES

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
XLV Index	MS & Co. Int. PLC	$135.000	06/18/2026	634,382	$8,564,157,000	$17,011,352	$ 6,553,610	$ 10,457,742

Written option contracts
Calls
XLV Index	MS & Co. Int. PLC	146.000	06/18/2026	(1,268,764)	(18,523,954,400)	(21,737,897)	(6,489,220)	(15,248,677)

Puts
IGV Index	MS & Co. Int. PLC	75.880	04/17/2026	(768,588)	(5,832,045,744)	(1,533,522)	(2,129,911)	596,389

Total written option contracts				(2,037,352)	$(24,356,000,144)	$(23,271,419)	$(8,619,131)	$(14,652,288)

TOTAL				(1,402,970)	$(15,791,843,144)	$(6,260,067)	$(2,065,521)	$ (4,194,546)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Call EUR/Put GBP	Bank of America NA	EUR 0.882	06/11/2026	$78,530,000	EUR 78,530,000	$875,576	$1,183,179	$(307,603)

Written option contracts
Calls
Call EUR/Put GBP	Bank of America NA	EUR 0.908	06/11/2026	(78,530,000)	EUR (78,530,000)	(246,917)	(445,133)	198,216

TOTAL				—		$628,659	$ 738,046	$(109,387)

Currency Abbreviations:
BRL	—Brazil Real
EUR	—Euro
MXN	—Mexican Peso
USD	—U.S. Dollar

Investment Abbreviations:
ETF	—Exchange Traded Fund
LLC	—Limited Liability Company
LP	—Limited Partnership
MSCI	—Morgan Stanley Capital International
PLC	—Public Limited Company
SPDR	—Standard and Poor’s Depository Receipt

The accompanying notes are an integral part of these consolidated financial statements.	35

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued) February 28, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Abbreviations:
ESTR	—Euro short-term rate
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC

36	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS ALLOCATION FUNDS

Consolidated Statements of Assets and Liabilities(a) February 28, 2026 (Unaudited)

	Global Managed Beta Fund	Strategic Factor Allocation Fund

Assets:

Investments in affiliated issuers, at value (cost $1,900,229,664 and $149,791,123, respectively)	$2,780,352,567	$149,791,123
Investments in unaffiliated issuers, at value (cost $1,290,814,643 and $2,043,248,980, respectively)(b)	1,898,890,563	2,079,725,639
Investments in affiliated securities lending reinvestment vehicle, at value which equals cost	478,425	—
Purchased options, at value (premium paid $85,443,166 and $46,096,429, respectively)	74,649,263	27,876,752
Cash	33,533,062	71,946,989
Foreign currencies, at value (cost $4,451,638 and $6,129, respectively)	4,589,192	1,137
Unrealized gain on swap contracts	494,702	—
Unrealized gain on forward foreign currency exchange contracts	4,128,599	6,440,856
Variation margin on futures contracts	2,207,880	10,574,282
Receivables:
Collateral on certain derivative contracts(c)	44,157,015	47,655,476
Fund shares sold	24,058,856	172,000
Investments sold	14,712,219	10,334,073
Dividends	1,106,687	1,405,712
Foreign tax reclaims	332,795	—
Due from broker	158,351	—
Reimbursement from investment adviser	41,595	814
Securities lending income	20,131	—
Other assets	15,769	16,898

Total assets	4,883,927,671	2,405,941,751

Liabilities:

Unrealized loss on forward foreign currency exchange contracts	12,745,896	12,404,511
Written option contracts, at value (premium received $1,813,585 and $3,759,318, respectively)	1,035,149	2,699,001
Payables:
Investments purchased	46,013,715	2,918,928
Fund shares redeemed	4,636,821	482,550
Due to broker	1,671,658	—
Payable upon return of securities loaned	478,425	—
Management fees	393,720	566,076
Transfer Agency fees	31,439	23,811
Accrued expenses	230,440	462,120

Total liabilities	67,237,263	19,556,997

Net Assets:

Paid-in capital	3,346,786,774	2,347,430,551
Total distributable earnings	1,469,903,634	38,954,203

NET ASSETS	$4,816,690,408	$2,386,384,754
Net Assets:
Institutional	$4,816,690,408	$20,631,486
Class P	—	2,365,753,268
Total Net Assets	$4,816,690,408	$2,386,384,754
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Institutional	266,960,346	1,782,072
Class P	—	206,998,594
Net asset value, offering and redemption price per share:
Institutional	18.04	11.58
Class P	—	11.43

(a)

Statements of Assets and Liabilities for the Global Managed Beta Fund and Strategic Factor Allocation Fund are consolidated and include the balances of a wholly owned subsidiary, Cayman Commodity—GMB, LLC and Cayman Commodity—SFA, LLC, respectively. Accordingly, all interfund balances and transactions have been eliminated.

(b)	Includes loaned securities having market values of $468,388 and $0, for the Global Managed Beta and Strategic Factor Allocation Funds, respectively.
(c)	Segregated for initial margin and/or collateral as follows:

Fund	Futures	Swaps	Forwards
Global Managed Beta Fund	$35,277,015	$640,000	$8,240,000
Strategic Factor Allocation Fund	36,845,476	—	10,810,000

The accompanying notes are an integral part of these consolidated financial statements.	37

GOLDMAN SACHS ALLOCATION FUNDS

Consolidated Statements of Assets and Liabilities(a) (continued) February 28, 2026 (Unaudited)

	Strategic Volatility Premium Fund	Tactical Tilt Overlay Fund

Assets:

Investments in unaffiliated issuers, at value (cost $347,411,967 and $3,431,951,173, respectively)(b)	$347,459,124	$3,488,749,546
Investments in affiliated issuers, at value (cost $157,842,517 and $1,536,781,335, respectively)	157,842,517	1,537,158,639
Investments in affiliated securities lending reinvestment vehicle, at value which equals cost	—	3,209,450
Purchased options, at value (premium paid $854,394 and $7,736,789, respectively)	405,438	17,886,928
Cash	15,803,206	86,195,707
Foreign currencies, at value (cost $0 and $29,155,910, respectively)	—	28,583,938
Unrealized gain on swap contracts	—	2,866,829
Variation margin on futures contracts	2,083,528	5,670,273
Receivables:
Collateral on certain derivative contracts(c)	5,429,441	19,281,446
Fund shares sold	2,900,000	7,479,755
Interest and dividends	451,445	10,347,007
Investments sold	127,635	—
Due from broker	54,253	—
Reimbursement from investment adviser	8,450	1,150
Securities lending income	—	15,229
Other assets	16,098	62,536

Total assets	532,581,135	5,207,508,433

Liabilities:

Unrealized loss on forward foreign currency exchange contracts	—	3,640,645
Written option contracts, at value (premium received $478,207 and $9,064,264, respectively)	300,582	23,518,336
Variation margin on swaps contracts	—	200,003
Payables:
Investments purchased	504,078	44,383,298
Professional fees	247,853	—
Custody fees	87,205	—
Management fees	51,503	1,108,067
Fund shares redeemed	21,476	1,913,392
Transfer Agency fees	5,200	50,369
Due to broker	—	4,880,261
Payable upon return of securities loaned	—	3,209,450
Accrued expenses	25,706	261,014

Total liabilities	1,243,603	83,164,835

Net Assets:

Paid-in capital	538,826,681	5,060,587,697
Total distributable earnings (loss)	(7,489,149)	63,755,901

NET ASSETS	$531,337,532	$5,124,343,598
Net Assets:
Institutional	$ 287,925	$ 9,540,165
Class R6	—	679,829,053
Class P	531,049,607	4,434,974,380
Total Net Assets	$531,337,532	$5,124,343,598
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Institutional	29,015	873,705
Class R6	—	64,621,407
Class P	53,466,566	421,683,639
Net asset value, offering and redemption price per share:
Institutional	9.92	10.92
Class R6	—	10.52
Class P	9.93	10.52

(a)

Statements of Assets and Liabilities for the Strategic Volatility Premium Fund and Tactical Tilt Overlay Fund are consolidated and include the balances of a wholly owned subsidiary, Cayman Commodity—SVP, LLC and Cayman Commodity—TTIF, LLC, respectively. Accordingly, all interfund balances and transactions have been eliminated.

(b)	Includes loaned securities having a market value of $0 and $3,137,674, for the Strategic Volatility Premium and Tactical Tilt Overlay Funds, respectively.
(c)	Segregated for initial margin and/or collateral as follows:

Fund	Futures	Swaps	Forwards
Strategic Volatility Premium Fund	$5,429,441	$—	$—
Tactical Tilt Overlay Fund	—	15,651,446	3,630,000

38	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS ALLOCATION FUNDS

Consolidated Statements of Operations(a) For the Six Months Ended February 28, 2026 (Unaudited)

	Global Managed Beta Fund	Strategic Factor Allocation Fund

Investment Income:

Dividends — affiliated issuers	$22,801,547	$8,433,193

Dividends — unaffiliated issuers (net of tax withholding of $133,182 and $641, respectively)	21,432,372	3,011,722

Interest	1,893,361	26,435,066

Securities lending income, net of rebates received or paid to borrowers — unaffiliated issuers	183,498	—

Total investment income	46,310,778	37,879,981

Expenses:

Management fees	6,936,501	8,770,834

Transfer Agency fees(b)	460,224	356,858

Custody, accounting and administrative services	144,633	99,929

Professional fees	106,572	116,834

Printing and mailing costs	22,339	23,297

Trustee fees	17,671	15,619

Registration fees	16,399	24,696

Prime broker fees	4,501	6,892

Other	27,965	23,534

Total expenses	7,736,805	9,438,493

Less — expense reductions	(1,747,006)	(413,897)

Net expenses	5,989,799	9,024,596

NET INVESTMENT INCOME	40,320,979	28,855,385

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	23,952,030	1,170,327

Investments — affiliated issuers	4,907,041	—

Purchased options	(21,130,259)	(11,577,194)

Futures contracts	109,082,501	73,251,420

Written options	14,168,735	62,293,946

Swap contracts	619,250	—

Forward foreign currency exchange contracts	13,369,792	2,528,619

Foreign currency transactions	(137,610)	(351,503)

Net change in unrealized gain (loss) on:

Investments — affiliated issuers	207,149,602	—

Investments — unaffiliated issuers	193,053,818	36,241,980

Purchased options	7,529,791	(8,437,174)

Futures contracts	(48,031,255)	(35,408,831)

Written options	37,031	(275,676)

Swap contracts	1,797,026	—

Forward foreign currency exchange contracts	(7,759,492)	(7,361,302)

Foreign currency translation	153,415	(7,089)

Net realized and unrealized gain	498,761,416	112,067,523

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$539,082,395	$140,922,908

(a)

Statements of Operations for the Global Managed Beta Fund and Strategic Factor Allocation Fund are consolidated and include the balances of a wholly owned subsidiary, Cayman Commodity—GMB, LLC and Cayman Commodity—SFA, LLC, respectively. Accordingly, all interfund balances and transactions have been eliminated.

(b)	Class specific Transfer Agency fees were as follows:

Fund	Institutional	Class P
Global Managed Beta Fund	$460,224	$ —
Strategic Factor Allocation Fund	3,985	352,873

The accompanying notes are an integral part of these consolidated financial statements.	39

GOLDMAN SACHS ALLOCATION FUNDS

Consolidated Statements of Operations(a) (continued) For the Six Months Ended February 28, 2026 (Unaudited)

	Strategic Volatility Premium Fund	Tactical Tilt Overlay Fund

Investment Income:

Interest	$ 6,588,884	$65,801,111

Dividends — unaffiliated issuers	—	3,529,811

Dividends — affiliated issuers	2,984,546	23,825,046

Securities lending income, net of rebates received or paid to borrowers — unaffiliated issuers	—	115,525

Total investment income	9,573,430	93,271,493

Expenses:

Management fees	1,285,814	18,548,707

Custody, accounting and administrative services	128,242	101,911

Professional fees	113,075	91,967

Transfer Agency fees(b)	76,486	730,322

Printing and mailing costs	25,830	26,345

Registration fees	19,140	49,657

Trustee fees	13,772	17,976

Prime broker fees	—	3,169

Other	7,546	28,247

Total expenses	1,669,905	19,598,301

Less — expense reductions	(552,948)	(2,386,095)

Net expenses	1,116,957	17,212,206

NET INVESTMENT INCOME	8,456,473	76,059,287

Realized and unrealized gain (loss):

Capital gain distributions from Affiliated Underlying Funds	—	1,288,609

Net realized gain (loss) from:

Investments — unaffiliated issuers	(742)	20,790,513

Investments — affiliated issuers	—	15,212,272

Purchased options	(2,384,348)	(6,886,860)

Futures contracts	(172,322)	22,751,435

Written options	11,892,787	8,398,095

Swap contracts	—	37,256,793

Forward foreign currency exchange contracts	—	(1,582,681)

Foreign currency transactions	(70,370)	669,932

Net change in unrealized gain (loss) on:

Investments — affiliated issuers	—	(13,857,266)

Investments — unaffiliated issuers	(38,283)	46,740,200

Purchased options	(183,717)	8,500,364

Futures contracts	668,105	11,429,569

Written options	16,635	(19,753,458)

Swap contracts	—	(434,288)

Forward foreign currency exchange contracts	—	(2,634,450)

Foreign currency translation	—	(55,615)

Net realized and unrealized gain	9,727,745	127,833,164

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$18,184,218	$203,892,451

(a)

Statements of Operations for the Strategic Volatility Premium Fund and Tactical Tilt Overlay Fund are consolidated and include the balances of a wholly owned subsidiary, Cayman Commodity—SVP, LLC and Cayman Commodity—TTIF, LLC, respectively. Accordingly, all interfund balances and transactions have been eliminated.

(b)	Class specific Transfer Agency fees were as follows:

Fund	Institutional	Class R6	Class P
Strategic Volatility Premium Fund	$ 52	$ —	$ 76,434
Tactical Tilt Overlay Fund	2,030	93,954	634,338

40	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS ALLOCATION FUNDS

Consolidated Statements of Changes in Net Assets(a)

	Global Managed Beta Fund		Strategic Factor Allocation Fund
	For the Six Months Ended February 28, 2026 (Unaudited)	For the Fiscal Year Ended August 31, 2025	For the Six Months Ended February 28, 2026 (Unaudited)	For the Fiscal Year Ended August 31, 2025

From operations:

Net investment income	$40,320,979	$77,264,916	$ 28,855,385	$ 81,718,379

Net realized gain	144,831,480	60,364,972	127,315,615	57,223,073

Net change in unrealized gain (loss)	353,929,936	419,994,642	(15,248,092)	(16,923,678)

Net increase in net assets resulting from operations	539,082,395	557,624,530	140,922,908	122,017,774

Distributions to shareholders:

From distributable earnings:

Institutional Shares	(247,116,077)	(390,152,143)	(1,628,383)	(1,533,379)

Class P Shares	—	—	(190,796,257)	(243,242,744)

Total distributions to shareholders	(247,116,077)	(390,152,143)	(192,424,640)	(244,776,123)

From share transactions:

Proceeds from sales of shares	668,492,487	1,096,687,642	165,106,372	321,827,847

Reinvestment of distributions	247,116,077	390,152,143	192,424,640	244,776,123

Cost of shares redeemed	(727,455,557)	(1,597,082,068)	(268,547,374)	(494,202,401)

Net increase (decrease) in net assets resulting from share transactions	188,153,007	(110,242,283)	88,983,638	72,401,569

TOTAL INCREASE (DECREASE)	480,119,325	57,230,104	37,481,906	(50,356,780)

Net assets:

Beginning of period	4,336,571,083	4,279,340,979	2,348,902,848	2,399,259,628

End of period	$4,816,690,408	$4,336,571,083	$2,386,384,754	$2,348,902,848

(a)

Statements of Changes in Net Assets for the Global Managed Beta Fund and Strategic Factor Allocation Fund are consolidated and include the balances of a wholly owned subsidiary, Cayman Commodity—GMB, LLC and Cayman Commodity—SFA, LLC, respectively. Accordingly, all interfund balances and transactions have been eliminated.

The accompanying notes are an integral part of these consolidated financial statements.	41

GOLDMAN SACHS ALLOCATION FUNDS

Consolidated Statements of Changes in Net Assets(a) (continued)

	Strategic Volatility Premium Fund		Tactical Tilt Overlay Fund
	For the Six Months Ended February 28, 2026 (Unaudited)	For the Fiscal Year Ended August 31, 2025	For the Six Months Ended February 28, 2026 (Unaudited)	For the Fiscal Year Ended August 31, 2025

From operations:

Net investment income	$ 8,456,473	$ 18,627,361	$ 76,059,287	$ 167,768,785

Net realized gain (loss)	9,265,005	(2,470,174)	97,898,108	(3,448,587)

Net change in unrealized gain	462,740	1,064,911	29,935,056	27,997

Net increase in net assets resulting from operations	18,184,218	17,222,098	203,892,451	164,348,195

Distributions to shareholders:

From distributable earnings:

Institutional Shares	(4,830)	(20,354)	(297,525)	(731,961)

Class R6 Shares	—	—	(18,863,135)	(30,347,909)

Class P Shares	(9,270,066)	(28,664,871)	(131,853,313)	(208,905,823)

Total distributions to shareholders	(9,274,896)	(28,685,225)	(151,013,973)	(239,985,693)

From share transactions:

Proceeds from sales of shares	74,113,356	131,016,101	528,351,083	788,818,972

Reinvestment of distributions	9,274,896	28,685,225	151,013,973	239,985,693

Cost of shares redeemed	(69,582,634)	(84,228,114)	(327,788,676)	(934,694,155)

Net increase in net assets resulting from share transactions	13,805,618	75,473,212	351,576,380	94,110,510

TOTAL INCREASE	22,714,940	64,010,085	404,454,858	18,473,012

Net assets:

Beginning of period	508,622,592	444,612,507	4,719,888,740	4,701,415,728

End of period	$531,337,532	$508,622,592	$5,124,343,598	$4,719,888,740

(a)

Statements of Changes in Net Assets for the Strategic Volatility Premium Fund and Tactical Tilt Overlay Fund are consolidated and include the balances of a wholly owned subsidiary, Cayman Commodity—SVP, LLC and Cayman Commodity—TTIF, LLC, respectively. Accordingly, all interfund balances and transactions have been eliminated.

42	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Consolidated Financial Highlights Selected Share Data for a Share Outstanding Throughout Each Period

	Global Managed Beta Fund

	Institutional Shares

	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$16.90		$16.34	$13.62	$12.86	$16.71	$13.26

Net investment income(a)	0.15		0.29	0.27	0.25	0.28	0.21

Net realized and unrealized gain (loss)	1.92		1.82	2.70	1.23	(2.69)	3.89

Total from investment operations	2.07		2.11	2.97	1.48	(2.41)	4.10

Distributions to shareholders from net investment income	(0.26)		(0.25)	(0.25)	(0.72)	(0.33)	(0.18)

Distributions to shareholders from net realized gains	(0.67)		(1.30)	—	—	(1.11)	(0.47)

Total distributions	(0.93)		(1.55)	(0.25)	(0.72)	(1.44)	(0.65)

Net asset value, end of period	$18.04		$16.90	$16.34	$13.62	$12.86	$16.71

Total return(b)	12.48%		13.84%	22.05%	12.24%	(15.81)%	31.87%

Net assets, end of period (in 000s)	$4,816,690		$4,336,571	$4,279,341	$2,538,074	$1,662,524	$2,262,595

Ratio of net expenses to average net assets(c)	0.26	%(d)	0.27%	0.27%	0.30%	0.30%	0.20%

Ratio of total expenses to average net assets(c)	0.33	%(d)	0.34%	0.34%	0.36%	0.36%	0.35%

Ratio of net investment income to average net assets	1.74	%(d)	1.83%	1.83%	1.91%	1.94%	1.40%

Portfolio turnover rate(e)	14%		31%	56%	23%	26%	29%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these consolidated financial statements.	43

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Consolidated Financial Highlights Selected Share Data for a Share Outstanding Throughout Each Period

	Strategic Factor Allocation Fund

	Institutional Shares

	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31,
			2025		2024		2023		2022		2021

Per Share Data

Net asset value, beginning of period	$11.83		$12.46		$11.00		$10.50		$12.76		$11.98

Net investment income (loss)(a)	0.14		0.40		0.49		0.31		(0.01)		(0.08)

Net realized and unrealized gain (loss)	0.56		0.21		1.34		0.39		(0.67)		1.77

Total from investment operations	0.70		0.61		1.83		0.70		(0.68)		1.69

Distributions to shareholders from net investment income	(0.35)		(0.42)		(0.37)		(0.18)		—		—

Distributions to shareholders from net realized gains	(0.60)		(0.82)		—		(0.02)		(1.58)		(0.91)

Total distributions	(0.95)		(1.24)		(0.37)		(0.20)		(1.58)		(0.91)

Net asset value, end of period	$11.58		$11.83		$12.46		$11.00		$10.50		$12.76

Total return(b)	5.98%		5.37%		17.16%		6.88%		(6.47)%		15.01%

Net assets, end of period (in 000s)	$20,631		$18,435		$14,387		$14,710		$12,455		$3,960

Ratio of net expenses to average net assets	0.77	%(c)	0.76%		0.71%		0.70%		0.69%		0.69%

Ratio of total expenses to average net assets	0.80	%(c)	0.82%		0.81%		0.81%		0.81%		0.82%

Ratio of net investment income (loss) to average net assets	2.40	%(c)	3.49%		4.26%		2.94%		(0.10)%		(0.67)%

Portfolio turnover rate(d)	13%		—	%(e)	—	%(e)	—	%(e)	—	%(e)	—	%(e)

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(e)	There were either no long-term purchases or no long term sales for the years ended August 31, 2025, August 31, 2024, August 31, 2023, August 31, 2022 and August 31, 2021, respectively.

44	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Consolidated Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Strategic Factor Allocation Fund

	Class P Shares

	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31,
			2025		2024		2023		2022		2021

Per Share Data

Net asset value, beginning of period	$11.69		$12.30		$10.86		$10.38		$12.62		$11.86

Net investment income (loss)(a)	0.14		0.40		0.49		0.31		(0.04)		(0.08)

Net realized and unrealized gain (loss)	0.56		0.23		1.32		0.37		(0.62)		1.75

Total from investment operations	0.70		0.63		1.81		0.68		(0.66)		1.67

Distributions to shareholders from net investment income	(0.36)		(0.42)		(0.37)		(0.18)		—		—

Distributions to shareholders from net realized gains	(0.60)		(0.82)		—		(0.02)		(1.58)		(0.91)

Total distributions	(0.96)		(1.24)		(0.37)		(0.20)		(1.58)		(0.91)

Net asset value, end of period	$11.43		$11.69		$12.30		$10.86		$10.38		$12.62

Total return(b)	6.06%		5.63%		17.10%		6.97%		(6.47)%		15.09%

Net assets, end of period (in 000s)	$2,365,753		$2,330,468		$2,384,873		$2,229,820		$2,095,895		$2,347,839

Ratio of net expenses to average net assets	0.76	%(c)	0.75%		0.70%		0.69%		0.67%		0.68%

Ratio of total expenses to average net assets	0.79	%(c)	0.81%		0.80%		0.80%		0.80%		0.81%

Ratio of net investment income (loss) to average net assets	2.43	%(c)	3.52%		4.28%		2.95%		(0.31)%		(0.66)%

Portfolio turnover rate(d)	13%		—	%(e)	—	%(e)	—	%(e)	—	%(e)	—	%(e)

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(e)	There were either no long-term purchases or no long term sales for the years ended August 31, 2025, August 31, 2024, August 31, 2023, August 31, 2022 and August 31, 2021, respectively.

The accompanying notes are an integral part of these consolidated financial statements.	45

GOLDMAN SACHS STRATEGIC VOLATILITY PREMIUM FUND

Consolidated Financial Highlights Selected Share Data for a Share Outstanding Throughout Each Period

	Strategic Volatility Premium Fund

	Institutional Shares

	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31,								Period Ended August 31, 2021(a)
			2025		2024		2023		2022

Per Share Data

Net asset value, beginning of period	$9.76		$10.02		$9.70		$9.66		$10.10		$10.00

Net investment income (loss)(b)	0.16		0.38		0.44		0.31		—	(c)	(0.02)

Net realized and unrealized gain (loss)	0.18		(0.05)		0.29		(0.20)		(0.40)		0.12

Total from investment operations	0.34		0.33		0.73		0.11		(0.40)		0.10

Distributions to shareholders from net investment income	(0.18)		(0.59)		(0.41)		(0.07)		—		—

Distributions to shareholders from net realized gains	—		—		—		—		(0.04)		—

Total distributions	(0.18)		(0.59)		(0.41)		(0.07)		(0.04)		—

Net asset value, end of period	$9.92		$9.76		$10.02		$9.70		$9.66		$10.10

Total return(d)	3.41%		3.70%		7.53%		1.38%		(4.09)%		1.00%

Net assets, end of period (in 000s)	$288		$264		$327		$327		$306		$350

Ratio of net expenses to average net assets	0.44	%(e)	0.45%		0.42%		0.39%		0.38%		0.38	%(e)

Ratio of total expenses to average net assets	0.66	%(e)	0.71%		0.65%		0.60%		0.62%		0.91	%(e)

Ratio of net investment income (loss) to average net assets	3.31	%(e)	3.90%		4.57%		3.25%		(0.02)%		(0.36	)%(e)

Portfolio turnover rate(f)	—	%(g)	—	%(g)	—	%(g)	—	%(g)	—	%(g)	—	%(g)

(a)	Commenced operations on March 29, 2021.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.005 per share.
(d)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(g)

There were either no long-term purchases or no long term sales for the period ended February 28, 2026, and the years ended August 31, 2025, August 31, 2024, August 31, 2023, August 31, 2022 and period ended August 31, 2021, respectively.

46	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS STRATEGIC VOLATILITY PREMIUM FUND

Consolidated Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Strategic Volatility Premium Fund

	Class P Shares

	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31,								Period Ended August 31, 2021(a)
			2025		2024		2023		2022

Per Share Data

Net asset value, beginning of period	$9.77		$10.02		$9.71		$9.66		$10.10		$10.00

Net investment income (loss)(b)	0.16		0.38		0.45		0.31		—	(c)	(0.01)

Net realized and unrealized gain (loss)	0.18		(0.04)		0.27		(0.19)		(0.40)		0.11

Total from investment operations	0.34		0.34		0.72		0.12		(0.40)		0.10

Distributions to shareholders from net investment income	(0.18)		(0.59)		(0.41)		(0.07)		—		—

Distributions to shareholders from net realized gains	—		—		—		—		(0.04)		—

Total distributions	(0.18)		(0.59)		(0.41)		(0.07)		(0.04)		—

Net asset value, end of period	$9.93		$9.77		$10.02		$9.71		$9.66		$10.10

Total return(d)	3.41%		3.71%		7.65%		1.39%		(4.09)%		1.00%

Net assets, end of period (in 000s)	$531,050		$508,359		$444,286		$443,639		$511,763		$422,570

Ratio of net expenses to average net assets	0.43	%(e)	0.44%		0.41%		0.38%		0.37%		0.37	%(e)

Ratio of total expenses to average net assets	0.65	%(e)	0.71%		0.64%		0.59%		0.60%		0.79	%(e)

Ratio of net investment income (loss) to average net assets	3.32	%(e)	3.88%		4.58%		3.23%		0.05%		(0.35	)%(e)

Portfolio turnover rate(f)	—	%(g)	—	%(g)	—	%(g)	—	%(g)	—	%(g)	—	%(g)

(a)	Commenced operations on March 29, 2021.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than ($0.005) per share.
(d)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(g)

There were either no long-term purchases or no long term sales for the period ended February 28, 2026, and the years ended August 31, 2025, August 31, 2024, August 31, 2023, August 31, 2022 and period ended August 31, 2021, respectively.

The accompanying notes are an integral part of these consolidated financial statements.	47

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Financial Highlights Selected Share Data for a Share Outstanding Throughout Each Period

	Tactical Tilt Overlay Fund

	Institutional Shares

	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$10.79		$10.96	$10.81	$10.51	$10.66	$10.20

Net investment income (loss)(a)	0.13		0.39	0.49	0.39	0.05	(0.02)

Net realized and unrealized gain (loss)	0.32		(0.02)	0.23	— (b)	0.01	0.95

Total from investment operations	0.45		0.37	0.72	0.39	0.06	0.93

Distributions to shareholders from net investment income	(0.32)		(0.54)	(0.57)	(0.09)	(0.21)	(0.47)

Net asset value, end of period	$10.92		$10.79	$10.96	$10.81	$10.51	$10.66

Total return(c)	4.26%		3.61%	6.81%	3.82%	0.49%	9.43%

Net assets, end of period (in 000s)	$9,540		$10,937	$15,795	$26,750	$21,588	$6,105

Ratio of net expenses to average net assets(d)	0.72	%(e)	0.72%	0.73%	0.71%	0.68%	0.69%

Ratio of total expenses to average net assets(d)	0.76	%(e)	0.77%	0.77%	0.77%	0.77%	0.78%

Ratio of net investment income (loss) to average net assets	2.47	%(e)	3.65%	4.52%	3.69%	0.47%	(0.15)%

Portfolio turnover rate(f)	19%		143%	41%	150%	61%	60%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

48	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Tactical Tilt Overlay Fund

	Class R6 Shares

	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$10.41		$10.59	$10.46	$10.17	$10.33	$9.91

Net investment income (loss)(a)	0.16		0.38	0.47	0.38	0.02	(0.01)

Net realized and unrealized gain (loss)	0.28		(0.02)	0.23	— (b)	0.03	0.92

Total from investment operations	0.44		0.36	0.70	0.38	0.05	0.91

Distributions to shareholders from net investment income	(0.33)		(0.54)	(0.57)	(0.09)	(0.21)	(0.49)

Net asset value, end of period	$10.52		$10.41	$10.59	$10.46	$10.17	$10.33

Total return(c)	4.24%		3.67%	6.86%	3.74%	0.49%	9.48%

Net assets, end of period (in 000s)	$679,829		$602,186	$620,690	$583,578	$573,866	$1,054,147

Ratio of net expenses to average net assets(d)	0.71	%(e)	0.71%	0.72%	0.70%	0.67%	0.69%

Ratio of total expenses to average net assets(d)	0.75	%(e)	0.76%	0.76%	0.76%	0.76%	0.77%

Ratio of net investment income (loss) to average net assets	3.13	%(e)	3.64%	4.51%	3.68%	0.23%	(0.09)%

Portfolio turnover rate(f)	19%		143%	41%	150%	61%	60%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these consolidated financial statements.	49

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Tactical Tilt Overlay Fund

	Class P Shares

	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$10.41		$10.59	$10.46	$10.17	$10.33	$9.91

Net investment income (loss)(a)	0.16		0.37	0.47	0.38	0.04	(0.01)

Net realized and unrealized gain (loss)	0.28		(0.01)	0.23	— (b)	0.01	0.92

Total from investment operations	0.44		0.36	0.70	0.38	0.05	0.91

Distributions to shareholders from net investment income	(0.33)		(0.54)	(0.57)	(0.09)	(0.21)	(0.49)

Net asset value, end of period	$10.52		$10.41	$10.59	$10.46	$10.17	$10.33

Total return(c)	4.24%		3.67%	6.86%	3.75%	0.49%	9.47%

Net assets, end of period (in 000s)	$4,434,974		$4,106,766	$4,064,931	$4,080,082	$3,951,830	$3,037,227

Ratio of net expenses to average net assets(d)	0.71	%(e)	0.71%	0.72%	0.70%	0.67%	0.69%

Ratio of total expenses to average net assets(d)	0.75	%(e)	0.76%	0.76%	0.76%	0.76%	0.77%

Ratio of net investment income (loss) to average net assets	3.13	%(e)	3.64%	4.51%	3.67%	0.37%	(0.08)%

Portfolio turnover rate(f)	19%		143%	41%	150%	61%	60%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

50	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS ALLOCATION FUNDS

Consolidated Notes to Financial Statements February 28, 2026 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-diversified

Goldman Sachs Global Managed Beta Fund	Institutional	Diversified

Goldman Sachs Strategic Factor Allocation Fund	Institutional and P	Diversified

Goldman Sachs Strategic Volatility Premium Fund	Institutional and P	Diversified

Goldman Sachs Tactical Tilt Overlay Fund	Institutional, R6 and P	Diversified

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to each of the Global Managed Beta, Strategic Factor Allocation, Strategic Volatility Premium and Tactical Tilt Overlay Funds pursuant to management agreements (each, an “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Basis of Consolidation for the Funds — Cayman Commodity-GMB, LLC, Cayman Commodity-SFA, LLC, Cayman Commodity-SVP, LLC, and Cayman Commodity-TTIF, LLC, (each a “Subsidiary” and collectively, the “Subsidiaries”), Cayman Islands exempted companies, are currently wholly-owned subsidiaries of the Global Managed Beta, Strategic Factor Allocation, Strategic Volatility Premium and Tactical Tilt Overlay Funds, respectively. The Subsidiaries act as investment vehicles for the Funds to enable the Funds to gain exposure to certain types of commodity-linked derivative instruments. The Funds are the sole shareholders of the Subsidiaries, and it is intended that each Fund will remain the sole shareholder and will continue to control its respective Subsidiary. All inter-fund balances and transactions have been eliminated in consolidation.

As of February 28, 2026, the Fund and Subsidiary net assets were as follows:

Fund	Fund Net Assets	Subsidiary Net Assets	% Represented by Subsidiary’s Net Assets

Goldman Sachs Global Managed Beta Fund	$4,816,690,408	$ 33,290,829	0.7%

Goldman Sachs Strategic Factor Allocation Fund	2,386,384,754	4,492,645	0.2

Goldman Sachs Strategic Volatility Premium Fund	531,337,532	5,457,079	1.0

Goldman Sachs Tactical Tilt Overlay Fund	5,124,343,598	640,528,968	12.5

B. Investment Valuation — Each Fund’s valuation policy is to value investments at fair value.

C. Investment Income and Investments — Investment income includes interest income, dividend income and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment

51

GOLDMAN SACHS ALLOCATION FUNDS

Consolidated Notes to Financial Statements (continued) February 28, 2026 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. For the Global Managed Beta and Tactical Tilt Overlay Funds, these reclaims, if any, are recorded when the amount is known and there are no significant uncertainties on collectability. Such amounts recovered, if any, are reflected as other income in the Consolidated Statement of Operations. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from a Fund’s investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Fund as a reduction to the cost basis of the REIT.

A Fund records its pro-rata share of the income/loss and capital gains/losses, allocated from the underlying partnerships and adjusts the cost basis of the underlying partnerships accordingly. Income distributions are recognized as capital gains or income in the financial statements in accordance with the character that is distributed.

For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract. Upfront payments, if any, are made or received upon entering into a swap agreement and are reflected in the Consolidated Statements of Assets and Liabilities. Upfront payments are recognized over the contract’s term/event as realized gains or losses, with the exception of forward starting swap contracts whose realized gains or losses are recognized from the effective start date. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. For treasury inflation protected securities (“TIPS”), adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost.

D. Class Allocations and Expenses for Tactical Tilt Overlay Fund, Strategic Factor Allocation Fund and Strategic Volatility Premium Fund — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Transfer Agency fees.

E. Expenses for Global Managed Beta Fund — Expenses incurred directly by the Fund are charged to the Fund, and certain expenses incurred by the Trust that may not solely relate to the Fund are allocated to the Fund and the other applicable funds of the Trust on a straight-line and/or pro-rata basis, depending upon the nature of the expenses, and are accrued daily.

F. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

	Investment Income Dividends	Capital Gains Distributions

Fund	Declared/Paid	Declared/Paid

Global Managed Beta Fund	Annually	Annually

Strategic Factor Allocation Fund	Annually	Annually

Strategic Volatility Premium Fund	Quarterly	Annually

Tactical Tilt Overlay Fund	Annually	Annually

The Subsidiary is classified as a controlled foreign corporation under the Code. Therefore, the Tactical Tilt Overlay Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

52

GOLDMAN SACHS ALLOCATION FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Fund’s net assets on the Consolidated Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

G. Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Consolidated Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

H. Segment Reporting — The Funds follow Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of the Fund, as prescribed in the Funds’ prospectus. The Chief Operating Decision Maker (“CODM”) is the portfolio management team within the Funds’ Investment Adviser. The CODM monitors and actively manages the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Funds’ single segment, is consistent with that presented within the Funds’ financial statements.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved valuation procedures that govern the valuation of the portfolio investments held by the Funds (“Valuation Procedures”), including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the

53

GOLDMAN SACHS ALLOCATION FUNDS

Consolidated Notes to Financial Statements (continued) February 28, 2026 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e., where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s financial statements at SEC.gov.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if

54

GOLDMAN SACHS ALLOCATION FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

any, is reported separately on the Consolidated Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Consolidated Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an

55

GOLDMAN SACHS ALLOCATION FUNDS

Consolidated Notes to Financial Statements (continued) February 28, 2026 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A total return swap is an agreement that gives a Fund the right to receive or pay the appreciation or depreciation, as applicable, in the value of a specified security, an index, a basket of securities or indices, or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of February 28, 2026:

GLOBAL MANAGED BETA FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Africa	$—	$1,585,297	$—

Asia	3,575,606	37,973,901	—

Australia and Oceania	508,026	4,857,439	—

Europe	3,636,086	79,835,023	—

North America	354,169,798	9,962,042	592

South America	565,941	844,733	—

Fixed Income

U.S. Treasury Obligations	68,662,656	—	—

Securities Lending Reinvestment Vehicle	478,425	—	—

Exchange Traded Funds	3,815,192,173	—	—

Investment Company	297,873,817	—	—

Total	$4,544,662,528	$135,058,435	$592

Derivative Type

Assets

Forward Foreign Currency Exchange Contracts(b)	$—	$4,128,599	$—

Futures Contracts(b)	11,019,229	—	—

Total Return Swap Contracts(b)	—	494,702	—

Purchased Option Contracts	72,974,593	1,674,670	—

Total	$83,993,822	$6,297,971	$—

56

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

GLOBAL MANAGED BETA FUND (continued)

Derivative Type	Level 1	Level 2	Level 3

Liabilities

Forward Foreign Currency Exchange Contracts(b)	$—	$(12,745,896)	$—

Futures Contracts(b)	(5,181,590)	—	—

Written Option Contracts	(1,035,149)	—	—

Total	$(6,216,739)	$(12,745,896)	$—

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

STRATEGIC FACTOR ALLOCATION FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

U.S. Treasury Obligations	$1,135,897,758	$—	$—

Common Stock and/or Other Equity Investments(a)

Europe	2,018,754	—	—

North America	941,809,127	—	—

Investment Company	149,791,123	—	—

Total	$2,229,516,762	$—	$—

Derivative Type

Assets

Forward Foreign Currency Exchange Contracts(b)	$—	$6,440,856	$—

Futures Contracts(b)	6,600,202	—	—

Purchased Option Contracts	27,876,752	—	—

Total	$34,476,954	$6,440,856	$—

Liabilities

Forward Foreign Currency Exchange Contracts(b)	$—	$(12,404,511)	$—

Futures Contracts(b)	(1,344,500)	—	—

Written Option Contracts	(2,699,001)	—	—

Total	$(4,043,501)	$(12,404,511)	$—

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile.

(b)	Amount shown represents unrealized gain (loss) at period end.

57

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Consolidated Notes to Financial Statements (continued) February 28, 2026 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

STRATEGIC VOLATILITY PREMIUM FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

U.S. Treasury Obligations	$347,459,124	$—	$—

Investment Companies	157,842,517	—	—

Total	$505,301,641	$—	$—

Derivative Type

Assets

Futures Contracts(a)	$1,033,894	$—	$—

Purchased Option Contracts	405,438	—	—

Total	$1,439,332	$—	$—

Liabilities

Futures Contracts(a)	$(63)	$—	$—

Written Option Contracts	(300,582)	—	—

Total	$(300,645)	$—	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

TACTICAL TILT OVERLAY FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

U.S. Treasury Obligations	$173,490,530	$—	$—

Agency Debentures	—	69,830,728	—

Securities Lending Reinvestment Vehicle	3,209,450	—	—

Exchange Traded Funds	509,501,852	—	—

Investment Company	1,395,828,343	—	—

Short-term Investments	—	2,877,256,732	—

Total	$2,082,030,175	$2,947,087,460	$—

Derivative Type

Assets

Futures Contracts(a)	$21,966,098	$—	$—

Interest Rate Swap Contracts(a)	—	996,288	—

Total Return Swap Contracts(a)	—	2,866,829	—

Purchased Option Contracts	—	17,886,928	—

Total	$21,966,098	$21,750,045	$—

58

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

TACTICAL TILT OVERLAY FUND (continued)

Derivative Type	Level 1	Level 2	Level 3

Liabilities

Forward Foreign Currency Exchange Contracts(a)	$—	$(3,640,645)	$—

Futures Contracts(a)	(1,594,958)	—	—

Written Option Contracts	—	(23,518,336)	—

Total	$(1,594,958)	$(27,158,981)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Consolidated Schedules of Investments.

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of February 28, 2026. These instruments were used as part of the Funds’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

Global Managed Beta Fund

Risk	Consolidated Statements of Assets and Liabilities	Assets		Consolidated Statements of Assets and Liabilities	Liabilities

Currency	Receivable for unrealized gain on forward foreign currency exchange contracts; Purchased options, at value	$ 5,803,269		Payable for unrealized loss on forward foreign currency exchange contracts	$(12,745,896)

Equity	Variation margin on futures contracts; Receivable for unrealized gain on swap contracts	11,513,931	(a)	Variation margin on futures contracts; Written options, at value	(6,216,739	)(a)

Interest rate	Purchased options, at value	72,974,593		—	—

Total		$90,291,793			$(18,962,635)

Strategic Factor Allocation Fund

Risk	Consolidated Statements of Assets and Liabilities	Assets		Consolidated Statements of Assets and Liabilities	Liabilities

Currency	Receivable for unrealized gain on forward foreign currency exchange contracts	$ 6,440,856		Payable for unrealized loss on forward foreign currency exchange contracts	$(12,404,511)

Equity	Variation margin on futures contracts; Purchased options, at value	1,159,114	(a)	Variation margin on futures contracts; Written options, at value	(3,227,916	)(a)

Interest rate	Variation margin on futures contracts; Purchased options, at value	33,317,840	(a)	Variation margin on futures contracts; Written options, at value	(815,585	)(a)

Total		$40,917,810			$(16,448,012)

59

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Consolidated Notes to Financial Statements (continued) February 28, 2026 (Unaudited)

4. INVESTMENTS IN DERIVATIVES (continued)

Strategic Volatility Premium Fund

Risk	Consolidated Statements of Assets and Liabilities	Assets		Consolidated Statements of Assets and Liabilities	Liabilities

Equity	Variation margin on futures contracts; Purchased options, at value	$234,279	(a)	Written options, at value	$(264,208)

Interest rate	Variation margin on futures contracts; Purchased options, at value	1,205,053	(a)	Variation margin on futures contracts; Written options, at value	(36,437	)(a)

Total		$1,439,332			$(300,645)

Tactical Tilt Overlay Fund

Risk	Consolidated Statements of Assets and Liabilities	Assets		Consolidated Statements of Assets and Liabilities	Liabilities

Currency	Purchased options, at value	$875,576		Payable for unrealized loss on forward foreign currency contracts; Written options, at value	$(3,887,562)

Equity	Variation margin on futures contracts; Receivable for unrealized gain on swap contracts; Purchased options, at value	31,187,533	(a)	Variation margin on futures contracts; Written options, at value	(24,866,377	)(a)

Interest rate	Variation margin on futures contracts; Variation margin on swap contracts	11,653,034	(a)	—	—

Total		$43,716,143			$(28,753,939)

(a)

Includes unrealized gain (loss) on futures contracts and centrally cleared swaps described in the Additional Investment Information sections of the Consolidated Schedules of Investments. Only current day’s variation margin is reported within the Consolidated Statements of Assets and Liabilities.

The following tables set forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the six months ended February 28, 2026. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Consolidated Statements of Operations:

Global Managed Beta Fund

Risk	Consolidated Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Currency	Net realized gain (loss) from forward foreign currency exchange contracts and purchased options/Net change in unrealized gain (loss) on forward foreign currency exchange contracts, and purchased options	$ 10,133,802	$ (8,396,430)

Equity	Net realized gain (loss) from futures contracts, swap contracts, purchased options and written options/Net change in unrealized gain (loss) on futures contracts, swap contracts, purchased options and written options	124,139,331	(46,193,623)

Interest rate	Net realized gain (loss) from swap purchased options/Net change in unrealized gain (loss) on purchased options	(18,163,114)	8,163,154

Total		$116,110,019	$(46,426,899)

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GOLDMAN SACHS ALLOCATION FUNDS

4. INVESTMENTS IN DERIVATIVES (continued)

Strategic Factor Allocation Fund

Risk	Consolidated Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Currency	Net realized gain (loss) from forward foreign currency exchange contracts/Net change in unrealized gain (loss) on forward foreign currency exchange contracts	$ 2,528,619	$ (7,361,302)

Equity	Net realized gain (loss) from futures contracts, purchased options and written options/Net change in unrealized gain (loss) on futures contracts, purchased options and written options	111,148,522	(40,334,692)

Interest rate	Net realized gain (loss) from futures contracts, purchased options and written options/Net change in unrealized gain (loss) on futures contracts, purchased options and written options	12,819,650	(3,786,989)

Total		$126,496,791	$(51,482,983)

Strategic Volatility Premium Fund

Risk	Consolidated Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from futures contracts, purchased options and written options/Net change in unrealized gain (loss) on futures contracts, purchased options and written options	$ 8,172,170	$ (196,816)

Interest rate	Net realized gain (loss) from futures contracts, purchased options and written options/Net change in unrealized gain (loss) on futures contracts, purchased options and written options	1,163,947	697,839

Total		$ 9,336,117	$ 501,023

Tactical Tilt Overlay Fund

Risk	Consolidated Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Currency	Net realized gain (loss) from forward foreign currency contracts; purchased options and written options/Net change in unrealized gain (loss) on forward foreign currency contracts; purchased options and written options	$ 9,860,101	$ (2,512,384)

Equity	Net realized gain (loss) from futures contracts, swap contracts, purchased options and written options/Net change in unrealized gain (loss) on futures contracts, swap contracts, purchased options and written options	53,165,330	(4,341,269)

Interest rate	Net realized gain (loss) from futures contracts, swap contracts, purchased options and written options/Net change in unrealized gain (loss) on futures contracts, swap contracts, purchased options and written options	(3,088,649)	3,961,390

Total		$ 59,936,782	$ (2,892,263)

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Consolidated Notes to Financial Statements (continued) February 28, 2026 (Unaudited)

4. INVESTMENTS IN DERIVATIVES (continued)

For the six months ended February 28, 2026, the relevant values for each derivative type were as follows:

	Average Number of Contracts, Notional Amounts(a)

Fund	Futures Contracts	Forward Contracts	Swap Agreements	Purchased Options	Purchased Swaptions	Written Options	Written Swaptions

Global Managed Beta Fund	4,708	$953,791,980	$94,013,343	665,329,520	$—	76,158	$—

Strategic Factor Allocation Fund	14,833	806,374,836	—	75,912,583	—	9,126,733	—

Strategic Volatility Premium Fund	3,277	—	—	1,088,950	—	2,132,183	—

Tactical Tilt Overlay Fund	22,482	220,069,708	610,266,800	201,477,779	1,142,600,000	90,863,623	1,142,600,000

(a)

Amounts disclosed represent average number of contracts for futures contracts, notional amounts for forward contracts, swap agreements, purchased and written swaptions, or shares/units outstanding for purchased options and written options, based on absolute values, which is indicative of volume for this derivative type, for the months that each Fund held such derivatives during the six months ended February 28, 2026.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages each Fund, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

For the six months ended February 28, 2026, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate

Fund	First $2 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate	Effective Net Management Rate*^(a)

Global Managed Beta Fund	0.30%	0.30%	0.30%	0.30%	0.30%	0.23%

Strategic Factor Allocation Fund	0.75	0.68	0.64	0.62	0.74	0.71

Strategic Volatility Premium Fund	0.50	0.45	0.43	0.42	0.50	0.35

Tactical Tilt Overlay Fund	0.75	0.68	0.64	0.62	0.71	0.68

*

GSAM has agreed to waive a portion of its management fee payable by the Fund in an amount equal to any management fee it earns as an investment adviser to any of the affiliated funds in which the Fund invests through at least December 29, 2026. Prior to such date GSAM may not terminate the arrangement without the approval of the Trustees.

^	Effective Net Management Rate includes the impact of management fee waivers of affiliated underlying funds, if any.
(a)	Reflects combined management fees paid to GSAM under the Agreement and the Subsidiary Agreements as defined below after waivers.

The Funds invest in Institutional Shares of the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”). The Strategic Volatility Premium Fund invests in Institutional Shares of the Goldman Sachs Financial Square Treasury Instruments Fund. The Global Managed Beta Fund invests in each of the Goldman Sachs ActiveBeta Emerging Markets Equity ETF, Goldman Sachs MarketBeta International Equity ETF, Goldman Sachs MarketBeta Russell 1000 Growth Equity ETF, Goldman Sachs MarketBeta Russell 1000 Value Equity ETF and the Goldman Sachs MarketBeta US Equity ETF, and the Tactical Tilt Overlay Fund invests in Goldman Sachs Access Treasury 0-1 Year ETF, Goldman Sachs Energy Infrastructure Fund and Goldman Sachs MLP Energy Infrastructure Fund, which are affiliated Underlying Funds. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the

62

GOLDMAN SACHS ALLOCATION FUNDS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

affiliated Underlying Funds in which the Funds invest, except those management fees it earns from the Funds’ investments of cash collateral received in connection with securities lending transactions in the Government Money Market Fund. For the six months ended February 28, 2026, GSAM waived $1,683,328, $346,828, $142,489 and $1,054,441 of the Global Managed Beta, Strategic Factor Allocation, Strategic Volatility Premium and Tactical Tilt Overlay Funds’ management fees, respectively.

GSAM has agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 0.40% as an annual percentage rate of the Strategic Volatility Premium Fund’s average daily net assets. This arrangement will remain in effect at least through December 29, 2026. For the six months ended February 28, 2026, GSAM waived $254,912, of the Strategic Volatility Premium Fund’s management fee. GSAM also provides management services to the Global Managed Beta, Strategic Factor Allocation, Strategic Volatility Premium and Tactical Tilt Overlay Funds’ Subsidiaries pursuant to Subsidiary Management Agreements (each, a “Subsidiary Agreement”) and is entitled to a management fee accrued daily and paid monthly, equal to an annual percentage rate of 0.42% of the Subsidiary’s average daily net assets. In consideration of each Subsidiary’s management fee, and for as long as each Subsidiary Agreement remains in effect, GSAM has contractually agreed to waive irrevocably a portion of the Strategic Factor Allocation, Strategic Volatility Premium and Tactical Tilt Overlay Funds’ management fee in an amount equal to the management fee accrued and paid to GSAM by each Subsidiary under each Subsidiary Agreement. For the six months ended February 28, 2026, GSAM waived $33,137, $10,397, $11,192 and $1,314,881 of the Global Managed Beta, Strategic Factor Allocation, Strategic Volatility Premium and Tactical Tilt Overlay Fund’s management fees, respectively.

B. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates of 0.04% of the average daily net assets of Institutional Shares for the Tactical Tilt Overlay Fund, Strategic Factor Allocation Fund and Strategic Volatility Premium Fund, 0.02% of the average daily net assets of Institutional Shares for the Global Managed Beta Fund, 0.03% of the average daily net assets of Class R6 Shares for the Tactical Tilt Overlay Fund and 0.03% of the average daily net assets of Class P Shares for the Strategic Factor Allocation Fund, Strategic Volatility Premium Fund and Tactical Tilt Overlay Fund.

C. Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of the Funds. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for the Global Managed Beta, Strategic Factor Allocation, Strategic Volatility Premium and Tactical Tilt Overlay Funds are 0.204%, 0.164%, 0.064% and 0.164%, respectively. These Other Expense limitations will remain in place through at least December 29, 2026 and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the six months ended February 28, 2026, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Other Expense Reimbursements	Total Expense Reductions

Global Managed Beta Fund	$1,716,465	$ 30,541	$1,747,006

Strategic Factor Allocation Fund	357,225	56,672	413,897

Strategic Volatility Premium Fund	408,593	144,355	552,948

Tactical Tilt Overlay Fund	2,369,322	16,773	2,386,095

63

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Consolidated Notes to Financial Statements (continued) February 28, 2026 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

D. Line of Credit Facility — As of February 28, 2026, the Funds participated in a $1,300,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended February 28, 2026, the Funds did not have any borrowings under the facility.

E. Other Transactions with Affiliates — For the six months ended February 28, 2026, Goldman Sachs earned $132,131 in brokerage commissions from portfolio transactions, including futures transactions executed with Goldman Sachs as the Futures Commission Merchant, on behalf of the Tactical Tilt Overlay Fund.

The tables below show the transactions in and earnings from investments in the Underlying Funds for the six months ended February 28, 2026:

Goldman Sachs Global Managed Beta Fund

Underlying Fund	Market Value as of August 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change In Unrealized Gain/(Loss)	Market Value as of February 28, 2026	Shares as of February 28, 2026	Dividend Income

Goldman Sachs ActiveBeta Emerging Markets Equity ETF	$51,771,030	$—	$—	$—	$12,256,603	$64,027,633	1,345,401	$1,289,163

Goldman Sachs Financial Square Government Fund — Institutional Shares	255,818,382	618,965,791	(576,910,356)	—	—	297,873,817	297,873,817	5,169,260

Goldman Sachs MarketBeta International Equity ETF	554,505,446	85,870,865	(82,953,891)	1,574,547	87,669,062	646,666,029	8,484,204	6,289,329

Goldman Sachs MarketBeta Russell 1000 Growth Equity ETF	204,069,182	28,532,075	(4,590,409)	(159,638)	3,168,084	231,019,294	3,769,282	426,274

Goldman Sachs MarketBeta Russell 1000 Value Equity ETF	341,144,446	35,949,742	(27,792,836)	578,421	40,911,151	390,790,924	6,750,041	3,222,864

Goldman Sachs MarketBeta U.S. Equity ETF	1,138,358,313	177,214,062	(231,655,918)	2,913,711	63,144,702	1,149,974,870	12,162,611	6,404,657

Total	$2,545,666,799	$946,532,535	$(923,903,410)	$4,907,041	$207,149,602	$2,780,352,567		$22,801,547

Goldman Sachs Strategic Factor Allocation Fund

Underlying Fund	Market Value as of August 31, 2025	Purchases at Cost	Proceeds from Sales	Market Value as of February 28, 2026	Shares as of February 28, 2026	Dividend Income

Goldman Sachs Financial Square Government Fund — Institutional Shares	$756,575,800	$1,136,129,206	$(1,742,913,883)	$149,791,123	149,791,123	$8,433,193

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5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Goldman Sachs Strategic Volatility Premium Fund

Underlying Fund	Market Value as of August 31, 2025	Purchases at Cost	Proceeds from Sales	Market Value as of February 28, 2026	Shares as of February 28, 2026	Dividend Income

Goldman Sachs Financial Square Government Fund — Institutional Shares	$ 5,423,143	$299,112	$(166,977)	$ 5,555,278	5,555,278	$104,063

Goldman Sachs Financial Square Treasury Instruments Fund — Institutional Shares	156,862,941	341,773,958	(346,349,660)	152,287,239	152,287,239	2,880,483

Total	$162,286,084	$342,073,070	$(346,516,637)	$157,842,517		$2,984,546

Goldman Sachs Tactical Tilt Overlay Fund

Underlying Fund	Market Value as of August 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change In Unrealized Gain/(Loss)	Market Value as of February 28, 2026	Shares as of February 28, 2026	Dividend Income	Capital Gain Distributions

Goldman Sachs Access Treasury 0-1 Year ETF	$141,344,401	$—	$—	$—	$(14,105)	$141,330,296	1,410,482	$2,690,198	$ —

Goldman Sachs Energy Infrastructure Fund — Class R6	21,856,509	752,752	(23,720,010)	14,123,934	(13,013,185)	—	—	399,555	1,288,609

Goldman Sachs Financial Square Government Fund — Institutional Shares	868,489,518	1,919,617,052	(1,392,278,227)	—	—	1,395,828,343	1,395,828,343	20,651,646	—

Goldman Sachs MLP Energy Infrastructure Fund — Class R6	4,808,538	83,647	(5,150,547)	1,088,338	(829,976)	—	—	83,647	—

Total	$1,036,498,966	$1,920,453,451	$(1,421,148,784)	$15,212,272	$(13,857,266)	$1,537,158,639		$23,825,046	$1,288,609

65

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Consolidated Notes to Financial Statements (continued) February 28, 2026 (Unaudited)

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended February 28, 2026, were as follows:

Fund	Purchases of U.S. Government and Agency Obligations	Purchases	Sales and Maturities of U.S. Government and Agency Obligations	Sales and Maturities

Global Managed Beta Fund	$—	$644,905,135	$—	$602,156,895

Strategic Factor Allocation Fund	—	979,154,544	—	72,867,631

Tactical Tilt Overlay Fund	95,486,949	41,124,947	156,541,767	284,603,626

For the six months ended February 28, 2026, there were no purchases and proceeds from sales and maturities of long-term securities for the Strategic Volatility Premium Fund.

7. SECURITIES LENDING

The Global Managed Beta Fund and Tactical Tilt Overlay Fund may lend their securities through a securities lending agent, the Bank of New York (“BNY”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Consolidated Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Government Money Market Fund, an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNY may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNY is unable to purchase replacement securities, BNY will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of February 28, 2026, are disclosed as “Payable upon return of securities loaned” on the Consolidated Statements of Assets and Liabilities, where applicable.

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7. SECURITIES LENDING (continued)

Both the Funds and BNY received compensation relating to the lending of the Funds’ securities. The amounts earned, if any, by the Funds for the six months ended February 28, 2026, are reported under Investment Income on the Consolidated Statements of Operations.

The following table provides information about the Funds’ investment in the Government Money Market Fund for the six months ended February 28, 2026.

Fund	Beginning Value as of August 31, 2025	Purchases at cost	Proceeds from Sales	Ending Value as of February 28, 2026	Shares as of February 28, 2026

Global Managed Beta Fund	$1,744,170	$513,103,755	$(514,369,500)	$478,425	478,425

Tactical Tilt Overlay Fund	23,679,814	317,783,553	(338,253,917)	3,209,450	3,209,450

8. TAX INFORMATION

As of the Funds’ most recent fiscal year end, August 31, 2025, the Funds’ capital loss carryforwards and certain timing differences on a tax basis were as follows:

	Global Managed Beta Fund	Strategic Factor Allocation Fund	Strategic Volatility Premium Fund	Tactical Tilt Overlay Fund

Capital loss carryforwards:

Perpetual Short-Term	$—	$—	$(7,969,599)	$(105,434,777)

Perpetual Long-Term	—	—	(11,962,910)	—

Total capital loss carryforwards	—	—	(19,932,509)	(105,434,777)

Timing differences (Late Year Ordinary Loss Deferral and Straddle Loss Deferral)	$(76,365,016)	$(2,547,295)	$—	$ (22,809,243)

As of February 28, 2026, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Global Managed Beta Fund	Strategic Factor Allocation Fund	Strategic Volatility Premium Fund	Tactical Tilt Overlay Fund

Tax Cost	$3,327,993,227	$2,272,850,261	$506,370,354	$5,005,352,325

Gross unrealized gain	1,493,327,022	72,397,210	225,800	69,162,482

Gross unrealized loss	(141,598,694)	(115,730,709)	(1,294,513)	(45,397,172)

Net unrealized gain (loss)	$1,351,728,328	$(43,333,499)	$ (1,068,713)	$ 23,765,310

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains/(losses) on regulated futures contracts, net mark to market gains/(losses) on regulated options contracts, net mark to market gains/(losses) on foreign currency contracts, and differences in the tax treatment of partnership investments, passive foreign investment company investments and swap transactions.

GSAM has reviewed each Fund’s tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in each Fund’s financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

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GOLDMAN SACHS ALLOCATION FUNDS

Consolidated Notes to Financial Statements (continued) February 28, 2026 (Unaudited)

9. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Asset Allocation Risk — The Fund’s allocations to the various asset classes may cause the Funds to underperform other funds with a similar investment objective.

Commodity Sector Risk — Exposure to the commodities markets may subject a Fund to greater volatility than investments in more traditional securities. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, business, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked investments in which the Subsidiaries enter into may involve counterparties in the financial services sector, and events affecting the financial services sector may cause the Subsidiaries’, and therefore a Funds’, share values to fluctuate.

Counterparty Risk — Many of the protections afforded to cleared transactions, such as the security afforded by transacting through a clearing house, might not be available in connection with OTC transactions. Therefore, in those instances in which a Fund enters into uncleared OTC transactions, a Fund will be subject to the risk that its direct counterparty will not perform its obligations under the transactions and that a Fund will sustain losses.

Derivatives Risk — The Funds’ use of derivatives and other similar instruments (collectively, referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to a Fund. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Funds will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Funds will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of a Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

Investments in ETFs Risk — The Fund may invest directly in ETFs, including affiliated ETFs. The Fund’s investments in ETFs will be subject to the restrictions applicable to investments by an investment company in other investment companies, unless relief is otherwise provided under the terms of an SEC exemptive order or SEC exemptive rule.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder

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GOLDMAN SACHS ALLOCATION FUNDS

9. OTHER RISKS (continued)

redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in a Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Leverage Risk — Leverage creates exposure to potential gains and losses in excess of the initial amount invested. Borrowing and the use of derivatives may result in leverage and may make a Fund more volatile. When a Fund uses leverage, the sum of that Fund’s investment exposure may significantly exceed the amount of assets invested in the Fund, although these exposures may vary over time. Relatively small market movements may result in large changes in the value of a leveraged investment. The use of leverage may cause a Fund to liquidate portfolio positions to satisfy its obligations when it may not be advantageous to do so. The use of leverage by a Fund can substantially increase the adverse impact to which the Fund’s investment portfolio may be subject.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect a Fund’s NAV and dilute remaining investors’ interests. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Management Risk — A strategy used by the Investment Adviser may fail to produce the intended results.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.

Option Writing Risk — Writing (selling) options may limit the opportunity to profit from an increase or decrease in the market value of a reference security in exchange for up-front cash (the premium) at the time of selling the option. In a sharp rising or falling market, the Fund could significantly underperform the market or other portfolios without an option writing strategy. The Fund could also experience a sudden, significant permanent loss due to dramatic movements in the market value of reference security, which may far exceed the premiums received for writing the option. Such significant losses could cause significant deteriorations in the Fund’s NAV. Furthermore, the premium received from the Fund’s option writing strategies may not fully protect it against market movements because the Fund will continue to bear the risk of movements in the value of its portfolio investments.

Stock Risk — Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

Subsidiary Risk — The Subsidiary is not registered under the Act, as amended and is not subject to all the investor protections of the Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in the Prospectus and the Statement of Additional Information and could adversely affect the Fund.

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GOLDMAN SACHS ALLOCATION FUNDS

Consolidated Notes to Financial Statements (continued) February 28, 2026 (Unaudited)

9. OTHER RISKS (continued)

Tax Risk — The Funds will seek to gain exposure to the commodity markets primarily through investments in the Subsidiaries and/or commodity index-linked structured notes, as applicable. Historically, the Internal Revenue Service (“IRS”) issued private letter rulings (“PLRs”) in which the IRS specifically concluded that income and gains from investments in commodity index-linked structured notes (the “Notes Rulings”) or a wholly-owned foreign subsidiary that invests in commodity-linked instruments are “qualifying income” for purposes of compliance with Subchapter M of the Code. However, the Tactical Tilt Overlay Fund has not received a PLR, and is not able to rely on PLRs issued to other taxpayers. Treasury regulations generally treat the Tactical Tilt Overlay Fund’s income inclusion with respect to a subsidiary as qualifying income either if (A) there is a current distribution out of the earnings and profits of the subsidiary that are attributable to such income inclusion or (B) such inclusion is derived with respect to the Tactical Tilt Overlay Fund’s business of investing in stock, securities, or currencies.

The IRS also issued a revenue procedure, which states that the IRS will not in the future issue PLRs that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act. In connection with issuing such revenue procedure, the IRS has revoked the Notes Ruling on a prospective basis. In light of the revocation of the Notes Rulings, the Tactical Tilt Overlay Fund has limited its investments in commodity index-linked structured notes. The Tactical Tilt Overlay Fund has obtained an opinion of counsel that the Fund’s income from investments in the Subsidiary should constitute “qualifying income.” However, no assurances can be provided that the IRS would not be able to successfully assert that the Tactical Tilt Overlay Fund’s income from such investments was not “qualifying income,” in which case the Tactical Tilt Overlay Fund would fail to qualify as a regulated investment company (“RIC”) under Subchapter M of the Code if over 10% of its gross income were derived from these investments. If the Tactical Tilt Overlay Fund failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates with no deduction for any distributions paid to shareholders, which would significantly adversely affect the returns to, and could cause substantial losses for, Tactical Tilt Overlay Fund shareholders.

10. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

11. OTHER MATTERS

The Funds adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. Adoption of the new standard impacted financial statement disclosures only and did not affect any Fund’s financial position or the results of its operations.

12. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

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GOLDMAN SACHS ALLOCATION FUNDS

13. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Global Managed Beta Fund

	For the Six Months Ended February 28, 2026 (Unaudited)		For the Fiscal Year Ended August 31, 2025

	Shares	Dollars	Shares	Dollars

Institutional Shares

Shares sold	37,682,939	$668,492,487	69,684,183	$1,096,687,642

Reinvestment of distributions	14,157,199	247,116,077	24,998,210	390,152,143

Shares redeemed	(41,457,543)	(727,455,557)	(100,046,828)	(1,597,082,068)

NET INCREASE	10,382,595	188,153,007	(5,364,435)	(110,242,283)

	Strategic Factor Allocation Fund

	For the Six Months Ended February 28, 2026 (Unaudited)		For the Fiscal Year Ended August 31, 2025

	Shares	Dollars	Shares	Dollars

Institutional Shares

Shares sold	135,222	$1,639,820	679,222	$8,028,983

Reinvestment of distributions	140,001	1,628,383	132,257	1,533,379

Shares redeemed	(51,800)	(596,876)	(407,305)	(4,928,844)

	223,423	2,671,327	404,174	4,633,518

Class P Shares

Shares sold	14,052,997	163,466,552	27,493,661	313,798,864

Reinvestment of distributions	16,617,158	190,796,257	21,253,616	243,242,744

Shares redeemed	(23,064,190)	(267,950,498)	(43,218,698)	(489,273,557)

	7,605,965	86,312,311	5,528,579	67,768,051

NET INCREASE	7,829,388	$88,983,638	5,932,753	$72,401,569

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GOLDMAN SACHS ALLOCATION FUNDS

Consolidated Notes to Financial Statements (continued) February 28, 2026 (Unaudited)

13. SUMMARY OF SHARE TRANSACTIONS (continued)

	Strategic Volatility Premium Fund

	For the Six Months Ended February 28, 2026 (Unaudited)		For the Fiscal Year Ended August 31, 2025

	Shares	Dollars	Shares	Dollars

Institutional Shares

Shares sold	6,928	$67,943	11,158	$109,142

Reinvestment of distributions	496	4,830	2,126	20,354

Shares redeemed	(5,456)	(53,494)	(18,874)	(182,241)

	1,968	19,279	(5,590)	(52,745)

Class P Shares

Shares sold	7,537,762	74,045,413	13,343,210	130,906,959

Reinvestment of distributions	950,984	9,270,066	2,990,633	28,664,871

Shares redeemed	(7,077,075)	(69,529,140)	(8,626,585)	(84,045,873)

	1,411,671	13,786,339	7,707,258	75,525,957

NET INCREASE	1,413,639	$13,805,618	7,701,668	$75,473,212

	Tactical Tilt Overlay Fund

	For the Six Months Ended February 28, 2026 (Unaudited)		For the Fiscal Year Ended August 31, 2025

	Shares	Dollars	Shares	Dollars

Institutional Shares

Shares sold	100,130	$1,091,806	147,208	$1,578,824

Reinvestment of distributions	27,754	297,525	70,789	731,961

Shares redeemed	(267,631)	(2,911,740)	(646,083)	(6,857,834)

	(139,747)	(1,522,409)	(428,086)	(4,547,049)

Class R6 Shares

Shares sold	6,737,764	70,202,622	8,428,258	86,115,400

Reinvestment of distributions	1,826,054	18,863,135	3,043,923	30,347,909

Shares redeemed	(1,787,591)	(18,913,000)	(12,240,236)	(125,806,000)

	6,776,227	70,152,757	(768,055)	(9,342,691)

Class P Shares

Shares sold	43,493,367	457,056,655	68,142,753	701,124,748

Reinvestment of distributions	12,764,115	131,853,313	20,953,443	208,905,823

Shares redeemed	(29,162,483)	(305,963,936)	(78,458,934)	(802,030,321)

	27,094,999	282,946,032	10,637,262	108,000,250

NET INCREASE	33,731,479	$351,576,380	9,441,121	$94,110,510

72

TRUSTEES Gregory G. Weaver, Chair Cheryl K. Beebe Dwight L. Bush Kathryn A. Cassidy John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham James A. McNamara Lawrence W. Stranghoener Brian J. Wildman* *Effective April 1, 2026. GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser 200 West Street, New York, New York 10282 OFFICERS James A. McNamara, President and Principal Executive Officer Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Robert Griffith, Secretary © 2026 Goldman Sachs. All rights reserved. ALLOCATESAR-26

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The aggregate remuneration paid to the Funds’ trustees, officers and others, if any, is included in Item 7 of this report.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Goldman Sachs Trust’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 13(a)(1) of the registrant’s Form N-CSR filed on August 26, 2022.

(a)(2)	Not Applicable.

(a)(3)	Exhibit 99.CERT. Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(a)(4)	Not applicable to open-end investment companies.

(a)(5)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Exhibit 99.906CERT. Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ James A. McNamara

James A. McNamara
Principal Executive Officer
Goldman Sachs Trust

Date:	May 5, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
Principal Executive Officer
Goldman Sachs Trust

Date:	May 5, 2026

By:	/s/ Joseph F. DiMaria

Joseph F. DiMaria
Principal Financial Officer
Goldman Sachs Trust

Date:	May 5, 2026